UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	4/30/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL INTERNATIONAL REAL ESTATE FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

To seek capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Real Estate Investors, also known as PREI, is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, PREI, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential International Real Estate Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential International Real Estate Fund

Prudential International Real Estate Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Since Inception
Class A	3.13%	7.93%	27.35% (12/21/10)
Class B	2.82	7.14	22.72 (12/21/10)
Class C	3.15	7.98	26.20 (12/21/10)
Class Z	3.23	8.15	28.06 (12/21/10)
FTSE EPRA/NAREIT Developed ex-US Net Index	5.43	8.48	35.59
MSCI EAFE ND Index	6.81	1.66	31.37
Lipper Equity International Real Estate Funds Average	5.99	10.11	34.81

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Since Inception
Class A		1.23%	3.56% (12/21/10)
Class B		1.34	3.85 (12/21/10)
Class C		6.17	4.72 (12/21/10)
Class Z		7.33	5.08 (12/21/10)
FTSE EPRA/NAREIT Developed ex-US Net Index		7.74	6.56
MSCI EAFE ND Index		–0.92	5.63
Lipper Equity International Real Estate Funds Average		7.74	6.25

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

FTSE EPRA/NAREIT Developed ex-US Net Index

The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed ex-US Net Total Return Index is an unmanaged index that tracks the performance of listed REITs and real estate companies globally, excluding the US.

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The Net Dividend (ND) version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Lipper Equity International Real Estate Funds Average

The Lipper Equity International Real Estate Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Equity International Real Estate Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US.

Prudential International Real Estate Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
Mitsui Fudosan Co. Ltd., Diversified Real Estate Activities	5.7%
Mitsubishi Estate Co. Ltd., Diversified Real Estate Activities	5.3
Unibail-Rodamco SE, REIT, Retail REITs	4.6
Sun Hung Kai Properties Ltd., Diversified Real Estate Activities	4.1
Westfield Corp., REIT, Retail REITs	3.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/15
Diversified Real Estate Activities	27.6%
Retail REITs	20.7
Diversified REITs	17.0
Office REITs	9.5
Real Estate Operating Companies	8.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential International Real Estate Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Real Estate Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,031.30	1.60%	$8.06
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class B	Actual	$1,000.00	$1,028.20	2.35%	$11.82
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class C	Actual	$1,000.00	$1,031.50	1.60%	$8.06
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class Z	Actual	$1,000.00	$1,032.30	1.35%	$6.80
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annual expense ratios for the six-month ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	2.10%	1.60%
B	2.80	2.35
C	2.05	1.60
Z	1.80	1.35

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential International Real Estate Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS

Australia 11.9%
Dexus Property Group, REIT	77,900	$452,643
Federation Centres, REIT	115,625	268,634
Goodman Group, REIT	119,290	585,345
Investa Office Fund, REIT	69,325	203,063
Lend Lease Group	15,866	200,472
Mirvac Group, REIT	225,700	357,563
Novion Property Group Ltd., REIT	138,775	269,913
Scentre Group, REIT	171,330	504,683
Stockland, REIT	55,975	195,634
Westfield Corp., REIT	137,475	1,022,099

		4,060,049

Austria 0.7%
CA Immobilien Anlagen AG*	12,542	227,611

Canada 6.2%
Boardwalk Real Estate Investment Trust, REIT	12,302	619,536
Brookfield Canada Office Properties, REIT	5,088	119,472
Canadian Apartment Properties, REIT	19,684	475,907
Chartwell Retirement Residences	28,470	285,762
RioCan Real Estate Investment Trust, REIT	24,629	609,550

		2,110,227

China 1.4%
China Overseas Land & Investment Ltd.	70,000	291,577
Guangzhou R&F Properties Co. Ltd.	152,800	194,889

		486,466

France 7.1%
Fonciere des Regions, REIT	3,209	303,791
ICADE, REIT	1,435	124,810
Klepierre, REIT	8,939	433,593
Unibail-Rodamco SE, REIT	5,681	1,568,586

		2,430,780

Germany 4.3%
Alstria Office REIT-AG, REIT*	13,848	196,220
Deutsche Annington Immobilien SE	12,886	432,521

See Notes to Financial Statements.

Prudential International Real Estate Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Germany (cont’d.)
Deutsche Wohnen AG	12,500	$327,871
LEG Immobilien AG*	3,741	290,254
TLG Immobilien AG*	9,102	152,792
Westgrund AG*	13,972	79,776

		1,479,434

Hong Kong 14.2%
Henderson Land Development Co. Ltd.	87,890	704,624
Hongkong Land Holdings Ltd.	53,000	429,300
Kerry Properties Ltd.	67,000	273,446
Link REIT (The), REIT	103,000	638,907
Shimao Property Holdings Ltd.	80,000	188,345
Sino Land Co. Ltd.	248,400	437,025
Sun Hung Kai Properties Ltd.	85,000	1,411,725
Swire Properties Ltd.	11,000	37,791
Wharf Holdings Ltd. (The)	100,000	720,511

		4,841,674

Ireland 1.3%
Green REIT PLC, REIT	68,454	121,060
Hibernia REIT PLC, REIT	103,832	143,403
Irish Residential Properties REIT PLC, REIT	152,407	182,939

		447,402

Japan 29.1%
Activia Properties, Inc., REIT	46	418,357
Advance Residence Investment, REIT	67	158,072
AEON REIT Investment Corp., REIT	181	250,206
Daito Trust Construction Co. Ltd.	2,500	291,127
Daiwa House Industry Co. Ltd.	10,200	227,715
Daiwa House REIT Investment Corp., REIT	81	361,878
GLP J-REIT, REIT	120	123,381
Japan Excellent, Inc., REIT	246	326,071
Japan Hotel REIT Investment Corp.	157	115,693
Japan Real Estate Investment Corp., REIT	41	193,604
Japan Retail Fund Investment Corp., REIT	157	334,232
Kenedix Office Investment Corp., REIT	20	108,217
Mitsubishi Estate Co. Ltd.	77,000	1,812,371
Mitsui Fudosan Co. Ltd.	66,000	1,956,524
Nippon Building Fund, Inc., REIT	118	587,154

See Notes to Financial Statements.

10

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
Nippon Prologis REIT, Inc., REIT	71	$153,839
Nomura Real Estate Master Fund, Inc., REIT	494	642,681
ORIX JREIT, Inc., REIT	113	167,032
Sumitomo Realty & Development Co. Ltd.	26,000	1,003,492
Tokyo Tatemono Co. Ltd.	28,000	203,018
Tokyu Fudosan Holdings Corp.	28,000	208,066
United Urban Investment Corp., REIT	178	282,535

		9,925,265

Netherlands 1.5%
Atrium European Real Estate Ltd.*	5,302	26,076
Eurocommercial Properties NV	4,659	212,892
Wereldhave NV, REIT	4,118	264,333

		503,301

Singapore 6.1%
Ascendas Real Estate Investment Trust, REIT	130,000	242,265
Cache Logistics Trust, REIT	260,600	232,131
CapitaLand Ltd.	122,000	339,506
Keppel REIT, REIT	356,250	331,157
Mapletree Commercial Trust, REIT	334,000	388,434
Mapletree Industrial Trust, REIT	121,880	148,152
Suntec Real Estate Investment Trust, REIT	306,000	408,502

		2,090,147

Sweden 1.5%
Atrium Ljungberg AB (Class B Stock)	10,513	153,658
Fabege AB	12,052	183,718
Hufvudstaden AB (Class A Stock)	12,600	174,178

		511,554

Switzerland 0.8%
PSP Swiss Property AG*	3,101	289,238

United Kingdom 12.6%
Big Yellow Group PLC, REIT	18,800	192,770
British Land Co. PLC, REIT	66,548	847,572
Capital & Counties Properties PLC	46,160	279,056
Derwent London PLC, REIT	5,642	296,968
Empiric Student Property PLC	46,932	75,642

See Notes to Financial Statements.

Prudential International Real Estate Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Great Portland Estates PLC, REIT	30,374	$370,775
Hammerson PLC, REIT	55,566	569,301
Land Securities Group PLC, REIT	50,398	964,437
SEGRO PLC, REIT	54,131	355,609
Shaftesbury PLC, REIT	19,523	251,066
Tritax Big Box REIT PLC, REIT	58,541	105,248

		4,308,444

TOTAL LONG-TERM INVESTMENTS (cost $29,067,822)		33,711,592

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $396,448)(Note 3)(a)	396,448	396,448

TOTAL INVESTMENTS 99.9% (cost $29,464,270; Note 5)		34,108,040
Other assets in excess of liabilities 0.1%		41,299

NET ASSETS 100.0%		$34,149,339

The following abbreviation is used in the portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

12

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,060,049	$—
Austria	—	227,611	—
Canada	2,110,227	—	—
China	—	486,466	—
France	—	2,430,780	—
Germany	232,568	1,246,866	—
Hong Kong	429,300	4,412,374	—
Ireland	447,402	—	—
Japan	—	9,925,265	—
Netherlands	26,076	477,225	—
Singapore	331,157	1,758,990	—
Sweden	153,658	357,896	—
Switzerland	—	289,238	—
United Kingdom	268,412	4,040,032	—
Affiliated Money Market Mutual Fund	396,448	—	—

Total	$4,395,248	$29,712,792	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investment in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	157,802	L1 to L2	Official Close to Model Price
Common Stocks	484,577	L2 to L1	Model Price to Official Close

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2015 was as follows:

Diversified Real Estate Activities	27.6%
Retail REITs	20.7
Diversified REIT’s	17.0
Office REIT’s	9.5
Real Estate Operating Companies	8.8
Industrial REIT’s	5.7
Residential REITs	4.4
Real Estate Development	3.3
Affiliated Money Market Mutual Fund	1.2%
Health Care REITs	0.8
Specialized REITs	0.6
Hotel & Resort REITs	0.3

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

Prudential International Real Estate Fund	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

The Fund invested in various derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of April 30, 2015, accordingly, no derivative positions were presented in the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for six months ended April 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$27

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(2)
Equity contracts	$(10,314)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

14

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2015

Prudential International Real Estate Fund

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $29,067,822)	$33,711,592
Affiliated investments (cost $396,448)	396,448
Dividends receivable	123,021
Receivable for investments sold	54,717
Tax reclaim receivable	20,778
Receivable for Fund shares sold	473
Prepaid expenses	204

Total assets	34,307,233

Liabilities
Payable for investments purchased	83,403
Accrued expenses and other liabilities	56,316
Management fee payable	17,097
Distribution fee payable	741
Affiliated transfer agent fee payable	337

Total liabilities	157,894

Net Assets	$34,149,339

Net assets were comprised of:
Shares of beneficial interest, at par	$3,139
Paid-in capital in excess of par	31,783,947

31,787,086
Distributions in excess of net investment income	(570,887)
Accumulated net realized loss on investment and foreign currency transactions	(1,710,655)
Net unrealized appreciation on investments and foreign currencies	4,643,795

Net assets, April 30, 2015	$34,149,339

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share, ($2,668,563 ÷ 244,074 shares of beneficial interest issued and outstanding)	$10.93
Maximum sales charge (5.50% of offering price)	0.64

Maximum offering price to public	$11.57

Class B
Net asset value, offering price and redemption price per share, ($103,191 ÷ 9,504 shares of beneficial interest issued and outstanding)	$10.86

Class C
Net asset value, offering price and redemption price per share, ($562,643 ÷ 51,821 shares of beneficial interest issued and outstanding)	$10.86

Class Z
Net asset value, offering price and redemption price per share, ($30,814,942 ÷ 2,833,752 shares of beneficial interest issued and outstanding)	$10.87

See Notes to Financial Statements.

Prudential International Real Estate Fund	17

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $49,293)	$452,382
Affiliated dividend income	722

Total income	453,104

Expenses
Management fee	158,833
Distribution fee—Class A	3,810
Distribution fee—Class B	516
Distribution fee—Class C	661
Custodian and accounting fees	43,000
Registration fees	25,000
Audit fee	15,000
Reports to shareholders	13,000
Legal fees and expenses	10,000
Trustees’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $900)	2,000
Miscellaneous	12,052

Total expenses	290,872
Less: Management fee waiver and/or expense reimbursement	(71,462)
Distribution fee waiver-Class A	(635)

Net expenses	218,775

Net investment income	234,329

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	156,100
Foreign currency transactions	(19,213)

136,887

Net change in unrealized appreciation (depreciation) on:
Investments	788,203
Foreign currencies	2,227

790,430

Net gain on investment and foreign currency transactions	927,317

Net Increase In Net Assets Resulting From Operations	$1,161,646

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$234,329	$410,428
Net realized gain (loss) on investment and foreign currency transactions	136,887	(370,866)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	790,430	801,060

Net increase in net assets resulting from operations	1,161,646	840,622

Dividends from net investment income (Note 1)
Class A	(97,062)	(33,232)
Class B	(3,274)	(2,496)
Class C	(20,385)	(6,466)
Class Z	(1,103,587)	(550,941)

	(1,224,308)	(593,135)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,752,159	11,605,113
Net asset value of shares issued in reinvestment of dividends and distributions	1,208,480	589,125
Cost of shares reacquired	(783,168)	(5,558,493)

Net increase in net assets from Fund share transactions	5,177,471	6,635,745

Total increase	5,114,809	6,883,232

Net Assets:
Beginning of period	29,034,530	22,151,298

End of period(a)	34,149,339	$29,034,530

(a) Includes undistributed net investment income of:	$—	$419,092

See Notes to Financial Statements.

Prudential International Real Estate Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four portfolios: Prudential Select Real Estate, Prudential International Real Estate Fund, Prudential Large-Cap Core Equity Fund and Prudential Absolute Return Bond Fund. These financial statements relate only to Prudential International Real Estate Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. The Fund’s investment objective is to seek capital appreciation and income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued

20

at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential International Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency

22

contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the year is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax

Prudential International Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadviser’s performance of all investment advisory services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PREI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PREI is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays for the services of PREI, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.55%.

PI has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) of each class of shares to 1.35% of the Fund’s average daily net assets.

24

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B and C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, and 1% of the average daily net assets of the Class A, B, and C shares, respectively. PIMS has contractually agreed through February 29, 2016 to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $4,307 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2015, no contingent deferred sales charges imposed upon redemptions by certain Class B shareholders were received.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2015, were $6,432,041 and $1,514,334, respectively.

Prudential International Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2015 were as follows:

Tax Basis	$30,394,784

Appreciation	3,966,673
Depreciation	(253,417)

Net Unrealized Appreciation	$3,713,256

The book basis may differ from tax basis due to certain tax related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses realized on or after November 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2014, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$1,433,000

Pre-Enactment Losses:
Expiring 2019	$190,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

26

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold subject to a maximum front-end sales charge of up to 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge, but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2015, Prudential owned 113 Class B shares, 116 Class C shares and 1,178,117 Class Z shares of the Fund.

Prudential International Real Estate Fund	27

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	14,694	$157,287
Shares issued in reinvestment of dividends and distributions	8,043	81,234
Shares reacquired	(9,395)	(98,722)

Net increase (decrease) in shares outstanding before conversion	13,342	139,799
Shares issued upon conversion from Class B	46	473
Shares reacquired upon conversion into Class Z	(1,254)	(13,629)

Net increase (decrease) in shares outstanding	12,134	$126,643

Year ended October 31, 2014:
Shares sold	179,150	$1,879,923
Shares issued in reinvestment of dividends and distributions	3,003	30,600
Shares reacquired	(33,462)	(358,810)

Net increase (decrease) in shares outstanding before conversion	148,691	1,551,713
Shares issued upon conversion from Class B	1	8
Shares reacquired upon conversion into Class Z	(3,281)	(37,106)

Net increase (decrease) in shares outstanding	145,411	$1,514,615

Class B
Six months ended April 30, 2015:
Shares sold	386	$4,059
Shares issued in reinvestment of dividends and distributions	326	3,274
Shares reacquired	(1,163)	(12,242)

Net increase (decrease) in shares outstanding before conversion	(451)	(4,909)
Shares reacquired upon conversion into Class A	(46)	(473)

Net increase (decrease) in shares outstanding	(497)	$(5,382)

Year ended October 31, 2014:
Shares sold	2,592	$26,647
Shares issued in reinvestment of dividends and distributions	219	2,223
Shares reacquired	(6,086)	(62,187)

Net increase (decrease) in shares outstanding before conversion	(3,275)	(33,317)
Shares reacquired upon conversion into Class A	(1)	(8)

Net increase (decrease) in shares outstanding	(3,276)	$(33,325)

28

Class C	Shares	Amount
Six months ended April 30, 2015:
Shares sold	6,247	$66,673
Shares issued in reinvestment of dividends and distributions	2,033	20,385
Shares reacquired	(5,957)	(62,541)

Net increase (decrease) in shares outstanding	2,323	$24,517

Year ended October 31, 2014:
Shares sold	34,823	$378,311
Shares issued in reinvestment of dividends and distributions	611	6,182
Shares reacquired	(5,298)	(53,842)

Net increase (decrease) in shares outstanding	30,136	$330,651

Class Z
Six months ended April 30, 2015:
Shares sold	429,369	$4,524,140
Shares issued in reinvestment of dividends and distributions	109,919	1,103,587
Shares reacquired	(56,698)	(609,663)

Net increase (decrease) in shares outstanding before conversion	482,590	5,018,064
Shares issued upon conversion from Class A	1,261	13,629

Net increase (decrease) in shares outstanding	483,851	$5,031,693

Year ended October 31, 2014:
Shares sold	874,331	$9,320,232
Shares issued in reinvestment of dividends and distributions	54,306	550,120
Shares reacquired	(490,750)	(5,083,654)

Net increase (decrease) in shares outstanding before conversion	437,887	4,786,698
Shares issued upon conversion from Class A	3,296	37,106

Net increase (decrease) in shares outstanding	441,183	$4,823,804

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended April 30, 2015.

Prudential International Real Estate Fund	29

Notes to Financial Statements

(Unaudited) continued

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

30

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			December 21, 2010(d) through October 31,
	2015		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.03		$10.96	$10.33	$9.20	$10.00
Income (loss) from investment operations:
Net investment income	.07		.16	.14	.19	.07
Net realized and unrealized gain (loss) on investments	.24		.18	1.04	1.23	(.87)
Total from investment operations	.31		.34	1.18	1.42	(.80)
Less Dividends:
Dividends from net investment income	(.41)		(.27)	(.55)	(.29)	-
Net asset value, end of period	$10.93		$11.03	$10.96	$10.33	$9.20
Total Return(a)	3.13%		3.27%	11.67%	16.39%	(8.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,669		$2,559	$948	$346	$814
Average net assets (000)	$2,561		$2,133	$589	$228	$353
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.60%	1.60%	1.60%	(e)
Expense before waivers and/or expense reimbursement	2.10%	(e)	2.48%	2.42%	2.93%	3.85%	(e)
Net investment income	1.37%	(e)	1.53%	1.33%	2.00%	.89%	(e)
Portfolio turnover rate	5%	(f)	48%	37%	21%	30%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential International Real Estate Fund	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,			December 21, 2010(d) through October 31,
	2015		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.92		$10.85	$10.22	$9.08	$10.00
Income (loss) from investment operations:
Net investment income	.04		.08	.06	.08	.11
Net realized and unrealized gain (loss) on investments	.23		.18	1.04	1.27	(1.03)
Total from investment operations	.27		.26	1.10	1.35	(.92)
Less Dividends:
Dividends from net investment income	(.33)		(.19)	(.47)	(.21)	-
Net asset value, end of period	$10.86		$10.92	$10.85	$10.22	$9.08
Total Return(a)	2.73%		2.50%	11.01%	15.63%	(9.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$103		$109	$144	$167	$4
Average net assets (000)	$104		$117	$275	$52	$5
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	2.35%	(e)	2.35%	2.35%	2.35%	2.35%	(e)
Expense before waivers and/or expense reimbursement	2.80%	(e)	3.18%	3.05%	3.74%	4.55%	(e)
Net investment income	.68%	(e)	.79%	.61%	.87%	1.29%	(e)
Portfolio turnover rate	5%	(f)	48%	37%	21%	30%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			December 21, 2010(d) through October 31,
	2015		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.96		$10.89	$10.25	$9.10	$10.00
Income (loss) from investment operations:
Net investment income	.07		.14	.16	.21	.14
Net realized and unrealized gain (loss) on investments	.24		.20	1.03	1.20	(1.04)
Total from investment operations	.31		.34	1.19	1.41	(.90)
Less Dividends:
Dividends from net investment income	(.41)		(.27)	(.55)	(.26)	-
Net asset value, end of period	$10.86		$10.96	$10.89	$10.25	$9.10
Total Return(a)	3.15%		3.29%	11.86%	16.36%	(9.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$563		$542	$211	$20	$30
Average net assets (000)	$533		$365	$222	$23	$23
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.60%	1.60%	1.96%	(e)
Expense before waivers and/or expense reimbursement	2.05%	(e)	2.43%	2.31%	2.86%	4.16%	(e)
Net investment income	1.36%	(e)	1.35%	1.45%	2.31%	1.68%	(e)
Portfolio turnover rate	5%	(f)	48%	37%	21%	30%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential International Real Estate Fund	33

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			December 21, 2010(d) through October 31,
	2015		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.99		$10.92	$10.28	$9.15	$10.00
Income (loss) from investment operations:
Net investment income	.08		.19	.17	.22	.18
Net realized and unrealized gain (loss) on investments	.24		.17	1.04	1.22	(1.03)
Total from investment operations	.32		.36	1.21	1.44	(.85)

Less Dividends:
Dividends from net investment income	(.44)		(.29)	(.57)	(.31)	-
Net asset value, end of period	$10.87		$10.99	$10.92	$10.28	$9.15

Total Return(a)	3.23%		3.55%	12.08%	16.82%	(8.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,815		$25,824	$20,848	$18,994	$13,233
Average net assets (000)	$28,832		$21,323	$20,388	$14,068	$12,252
Ratios to average net assets (c):
Expense after waivers and/or expense reimbursement	1.35%	(e)	1.35%	1.35%	1.35%	1.35%	(e)
Expense before waivers and/or expense reimbursement	1.80%	(e)	2.18%	2.08%	2.65%	3.55%	(e)
Net investment income	1.49%	(e)	1.74%	1.62%	2.39%	2.15%	(e)
Portfolio turnover rate	5%	(f)	48%	37%	21%	30%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

34

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios 9 which is comprised of Prudential Large-Cap Core Equity Fund, Prudential International Real Estate Fund, Prudential Absolute Return Bond Fund and Prudential Select Real Estate Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

Proposal: To elect twelve Trustees:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	237,604,614.276	99.368%	89.460%
WITHHELD	1,513,074.891	0.632%	0.569%

Kevin J. Bannon
FOR	237,599,385.300	99.366%	89.458%
WITHHELD	1,518,303.867	0.634%	0.571%

Linda W. Bynoe
FOR	237,520,092.174	99.332%	89.428%
WITHHELD	1,597,596.993	0.668%	0.601%

Keith F. Hartstein
FOR	237,691,559.220	99.404%	89.493%
WITHHELD	1,426,129.947	0.596%	0.536%

Michael S. Hyland
FOR	237,614,241.801	99.372%	89.463%
WITHHELD	1,503,447.366	0.628%	0.566%

Stephen P. Munn
FOR	237,489,091.083	99.319%	89.416%
WITHHELD	1,628,598.084	0.681%	0.613%

James E. Quinn
FOR	237,632,385.824	99.379%	89.470%
WITHHELD	1,485,303.343	0.621%	0.559%

Richard A. Redeker
FOR	237,517,211.554	99.331%	89.427%
WITHHELD	1,600,477.613	0.669%	0.602%

Stephen G. Stoneburn
FOR	237,547,607.267	99.344%	89.438%
WITHHELD	1,570,081.900	0.656%	0.591%

Grace C. Torres
FOR	237,602,041.430	99.367%	89.459%
WITHHELD	1,515,647.737	0.633%	0.570%

Prudential International Real Estate Fund	35

Results of Proxy Voting

(Unaudited) continued

	SHARES VOTED	% VOTED	% OF T/O
Stuart S. Parker
FOR	237,612,476.112	99.371%	89.463%
WITHHELD	1,505,213.055	0.629%	0.566%

Scott E. Benjamin
FOR	237,547,569.909	99.344%	89.438%
WITHHELD	1,570,119.258	0.656%	0.591%

At the special meeting of shareholders of the Fund held on November 26, 2014, shareholders of the Fund also approved the following proposal:

Proposal: To permit Prudential Investments LLC (PI) to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval:

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	2,159,330.601	90.192%	88.293%
AGAINST	0.000	0.000%	0.000%
ABSTAIN	0.000	0.000%	0.000%
BROKER NON-VOTE	234,826.091	9.808%	9.602%

TOTAL	2,394,156.692	100.000%	97.895%

36

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential International Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INTERNATIONAL REAL ESTATE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PUEAX	PUEBX	PUECX	PUEZX
CUSIP	74441J803	74441J886	74441J878	74441J860

MF210E2    0278726-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL LARGE-CAP CORE EQUITY FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Quantitative Management Associates, LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Large-Cap Core Equity Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Large-Cap Core Equity Fund

Prudential Large-Cap Core Equity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Five Years	Ten Years
Class A	4.26%	12.56%	92.00%	105.69%
Class B	3.91	11.73	85.06	91.09
Class C	3.91	11.80	85.08	91.29
Class Z	4.41	12.92	94.41	111.00
S&P 500 Index	4.39	12.96	95.20	122.26
Lipper Large-Cap Core Funds Average	3.87	11.09	83.50	110.35

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years
Class A		6.92%	12.98%	6.65%
Class B		7.27	13.30	6.46
Class C		11.26	13.43	6.47
Class Z		13.35	14.55	7.51
S&P 500 Index		12.71	14.45	8.00
Lipper Large-Cap Core Funds Average		10.55	12.97	7.30

Source: Prudential Investments LLC and Lipper Inc.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Large-Cap Core Funds Average

The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Prudential Large-Cap Core Equity Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
Apple, Inc., Technology Hardware, Storage & Peripherals	4.4%
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	2.4
Microsoft Corp., Software	2.4
Wells Fargo & Co., Banks	2.1
Johnson & Johnson, Pharmaceuticals	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Sectors expressed as a percentage of net assets as of 4/30/15
Information Technology	20.7%
Health Care	15.8
Financials	14.6
Consumer Discretionary	11.7
Consumer Staples	10.9

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Large-Cap Core Equity Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Large-Cap Core Equity Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,042.60	1.15%	$5.82
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

Class B	Actual	$1,000.00	$1,039.10	1.90%	$9.61
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class C	Actual	$1,000.00	$1,039.10	1.90%	$9.61
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class Z	Actual	$1,000.00	$1,044.10	0.90%	$4.56
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund's fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.20%	1.15%
B	1.90	1.90
C	1.90	1.90
Z	0.90	0.90

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Large-Cap Core Equity Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS

CONSUMER DISCRETIONARY 11.7%

Auto Components 0.6%
Johnson Controls, Inc.	20,000	$1,007,600

Automobiles 0.1%
Thor Industries, Inc.	2,700	162,459

Hotels, Restaurants & Leisure 1.3%
Cracker Barrel Old Country Store, Inc.	2,000	264,960
Darden Restaurants, Inc.	1,200	76,524
DineEquity, Inc.	1,800	173,574
Jack in the Box, Inc.	3,400	295,018
Marriott Vacations Worldwide Corp.	1,600	131,536
McDonald’s Corp.	12,500	1,206,875
Sonic Corp.	4,000	114,600

		2,263,087

Household Durables 0.8%
Helen of Troy Ltd.*	2,300	201,503
Whirlpool Corp.	6,900	1,211,640

		1,413,143

Leisure Products 0.7%
Polaris Industries, Inc.	7,200	986,112
Vista Outdoor, Inc.*	6,800	297,568

		1,283,680

Media 3.7%
Cinemark Holdings, Inc.	4,300	183,309
Comcast Corp. (Class A Stock)	14,900	860,624
DIRECTV*	3,100	281,186
Time Warner, Inc.	14,500	1,223,945
Twenty-First Century Fox, Inc. (Class A Stock)	48,400	1,649,472
Viacom, Inc. (Class B Stock)	14,800	1,027,860
Walt Disney Co. (The)	10,160	1,104,595

		6,330,991

Multiline Retail 0.9%
Dillard’s, Inc. (Class A Stock)	2,000	263,180

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
CONSUMER DISCRETIONARY (Continued)

Multiline Retail (cont’d.)
Macy’s, Inc.	2,000	$129,260
Target Corp.	15,400	1,213,982

		1,606,422

Specialty Retail 3.3%
AutoNation, Inc.*	14,000	861,700
Best Buy Co., Inc.	33,100	1,146,915
Lowe’s Cos., Inc.	5,600	385,616
Murphy USA, Inc.*	2,000	130,660
Ross Stores, Inc.	14,200	1,404,096
TJX Cos., Inc. (The)	23,900	1,542,506
Ulta Salon Cosmetics & Fragrance, Inc.*	1,800	271,962

		5,743,455

Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc. (Class B Stock)	5,700	563,388

CONSUMER STAPLES 10.9%

Beverages 3.0%
Coca-Cola Co. (The)	43,700	1,772,472
Monster Beverage Corp.*	8,900	1,220,279
PepsiCo, Inc.	23,794	2,263,285

		5,256,036

Food & Staples Retailing 3.2%
CVS Health Corp.	23,200	2,303,528
Kroger Co. (The)	17,700	1,219,707
Wal-Mart Stores, Inc.	25,670	2,003,544

		5,526,779

Food Products 1.4%
Archer-Daniels-Midland Co.	16,638	813,265
ConAgra Foods, Inc.	14,100	509,715
Tyson Foods, Inc. (Class A Stock)	27,100	1,070,450

		2,393,430

Household Products 1.8%
Kimberly-Clark Corp.	2,600	285,194
Procter & Gamble Co. (The)	36,464	2,899,253

		3,184,447

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
CONSUMER STAPLES (Continued)

Tobacco 1.5%
Altria Group, Inc.	36,000	$1,801,800
Philip Morris International, Inc.	8,600	717,842

		2,519,642

ENERGY 8.1%

Energy Equipment & Services 0.2%
Schlumberger Ltd.	4,100	387,901

Oil, Gas & Consumable Fuels 7.9%
Chevron Corp.	5,084	564,629
ConocoPhillips	5,700	387,144
Delek US Holdings, Inc.	6,800	251,056
EQT Corp.	7,000	629,580
Exxon Mobil Corp.	47,874	4,182,751
Hess Corp.	7,000	538,300
HollyFrontier Corp.	15,200	589,456
Marathon Oil Corp.	30,700	954,770
Marathon Petroleum Corp.	13,650	1,345,481
ONEOK, Inc.	11,600	557,960
Phillips 66	17,350	1,376,028
Targa Resources Corp.	3,700	388,389
Tesoro Corp.	9,300	798,219
Valero Energy Corp.	12,700	722,630
World Fuel Services Corp.	8,100	449,550

		13,735,943

FINANCIALS 14.6%

Banks 6.9%
Bank of America Corp.	139,468	2,221,725
Citigroup, Inc.	16,800	895,776
JPMorgan Chase & Co.	51,400	3,251,564
KeyCorp	26,100	377,145
Popular, Inc. (Puerto Rico)*	9,200	298,356
Regions Financial Corp.	106,800	1,049,844
U.S. Bancorp	7,991	342,574
Wells Fargo & Co.	64,464	3,551,967

		11,988,951

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
FINANCIALS (Continued)

Capital Markets 2.3%
BlackRock, Inc.	4,500	$1,637,730
Goldman Sachs Group, Inc. (The)	9,800	1,924,916
State Street Corp.	4,100	316,192

		3,878,838

Consumer Finance 1.2%
Discover Financial Services	22,700	1,315,919
Nelnet, Inc. (Class A Stock)	12,000	537,240
Synchrony Financial*(a)	8,400	261,660

		2,114,819

Diversified Financial Services 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	8,900	1,256,769

Insurance 1.3%
MetLife, Inc.	16,100	825,769
Travelers Cos., Inc. (The)	3,100	313,441
Unum Group	22,700	775,432
XL Group PLC (Ireland)	8,100	300,348

		2,214,990

Real Estate Investment Trusts (REITs) 1.0%
Associated Estates Realty Corp.	2,500	71,250
Chambers Street Properties	17,700	132,750
First Industrial Realty Trust, Inc.	2,700	53,271
Franklin Street Properties Corp.	10,100	119,281
Geo Group, Inc. (The)	2,900	113,100
Hospitality Properties Trust	13,300	400,064
Lexington Realty Trust	12,100	112,167
Parkway Properties, Inc.	8,300	135,041
Prologis, Inc.	5,500	221,100
RLJ Lodging Trust	3,200	94,944
Ryman Hospitality Properties, Inc.	2,500	144,100
Sunstone Hotel Investors, Inc.	6,300	98,154
WP Carey, Inc.	1,400	88,872

		1,784,094

Real Estate Management & Development 1.2%
CBRE Group, Inc. (Class A Stock)*	27,800	1,065,852
Jones Lang LaSalle, Inc.	5,700	946,542

		2,012,394

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
HEALTH CARE 15.8%

Biotechnology 4.2%
Alexion Pharmaceuticals, Inc.*	2,000	$338,460
Amgen, Inc.	14,200	2,242,322
Biogen Idec, Inc.*	5,100	1,907,043
Celgene Corp.*	17,700	1,912,662
Gilead Sciences, Inc.*	8,900	894,539

		7,295,026

Health Care Equipment & Supplies 1.7%
Abbott Laboratories	21,900	1,016,598
Medtronic PLC	22,869	1,702,597
Stryker Corp.	1,500	138,360

		2,857,555

Health Care Providers & Services 4.0%
Aetna, Inc.	15,300	1,635,111
Anthem, Inc.	9,900	1,494,207
Cigna Corp.	7,900	984,656
Express Scripts Holding Co.*(a)	6,100	527,040
UnitedHealth Group, Inc.	20,100	2,239,140

		6,880,154

Health Care Technology 0.1%
Cerner Corp.*	3,300	236,973

Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.	11,200	1,407,616

Pharmaceuticals 5.0%
AbbVie, Inc.	6,000	387,960
Bristol-Myers Squibb Co.	3,600	229,428
Eli Lilly & Co.	4,500	323,415
Jazz Pharmaceuticals PLC*	1,100	196,570
Johnson & Johnson	35,099	3,481,821
Merck & Co., Inc.	16,000	952,960
Pfizer, Inc.	93,634	3,177,001

		8,749,155

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
INDUSTRIALS 8.8%

Aerospace & Defense 3.8%
General Dynamics Corp.	11,500	$1,579,180
Huntington Ingalls Industries, Inc.	2,300	302,657
L-3 Communications Holdings, Inc.	2,400	275,784
Lockheed Martin Corp.	6,900	1,287,540
Northrop Grumman Corp.	9,800	1,509,592
Orbital ATK, Inc.	3,600	263,376
Raytheon Co.	9,300	967,200
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	8,600	437,654

		6,622,983

Air Freight & Logistics 0.2%
United Parcel Service, Inc. (Class B Stock)	3,900	392,067

Airlines 1.4%
Southwest Airlines Co.	29,200	1,184,352
Spirit Airlines, Inc.*	3,300	225,951
United Continental Holdings, Inc.*	17,500	1,045,450

		2,455,753

Building Products 0.3%
Allegion PLC	2,600	158,990
AO Smith Corp.	5,900	377,010

		536,000

Electrical Equipment 0.5%
Acuity Brands, Inc.	1,300	217,035
Emerson Electric Co.	11,400	670,662

		887,697

Industrial Conglomerates 0.9%
3M Co.	4,600	719,394
Carlisle Cos., Inc.	2,100	202,650
General Electric Co.	25,400	687,832

		1,609,876

Machinery 0.4%
Oshkosh Corp.(a)	10,400	559,936
SPX Corp.	900	69,300

		629,236

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
INDUSTRIALS (Continued)

Road & Rail 1.3%
AMERCO	700	$225,428
Union Pacific Corp.	18,500	1,965,255

		2,190,683

INFORMATION TECHNOLOGY 20.7%

Communications Equipment 1.4%
Cisco Systems, Inc.	82,150	2,368,385

Electronic Equipment, Instruments & Components 0.3%
CDW Corp.	4,400	168,608
Ingram Micro, Inc. (Class A Stock)*	5,200	130,832
Jabil Circuit, Inc.	12,200	274,744

		574,184

Internet Software & Services 2.0%
Akamai Technologies, Inc.*	18,700	1,379,686
Facebook, Inc. (Class A Stock)*	3,600	283,572
Google, Inc. (Class A Stock)*	570	312,799
Google, Inc. (Class C Stock)*	2,677	1,438,459

		3,414,516

IT Services 2.2%
International Business Machines Corp.	6,870	1,176,762
MasterCard, Inc. (Class A Stock)	9,100	820,911
Visa, Inc. (Class A Stock)(a)	27,400	1,809,770

		3,807,443

Semiconductors & Semiconductor Equipment 3.7%
Avago Technologies Ltd. (Singapore)	10,500	1,227,240
Broadcom Corp. (Class A Stock)	18,800	831,054
Intel Corp.	59,500	1,936,725
Marvell Technology Group Ltd.	16,800	235,368
Skyworks Solutions, Inc.	9,400	867,150
Texas Instruments, Inc.	26,100	1,414,881

		6,512,418

Software 5.1%
CDK Global, Inc.	2,300	110,216
Intuit, Inc.	11,100	1,113,663

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	15

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
INFORMATION TECHNOLOGY (Continued)

Software (cont’d.)
Manhattan Associates, Inc.*	6,600	$346,896
Microsoft Corp.	84,200	4,095,488
Oracle Corp.	57,900	2,525,598
Symantec Corp.	23,700	590,722

		8,782,583

Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	61,520	7,699,228
EMC Corp.	42,600	1,146,366
Hewlett-Packard Co.	47,700	1,572,669

		10,418,263

MATERIALS 3.5%

Chemicals 2.5%
Chemtura Corp.*	2,000	60,260
Eastman Chemical Co.	5,900	449,698
LyondellBasell Industries NV (Class A Stock)	14,700	1,521,744
PPG Industries, Inc.	3,100	686,836
Sherwin-Williams Co. (The)	3,300	917,400
Westlake Chemical Corp.	9,500	740,810

		4,376,748

Construction Materials 0.4%
Vulcan Materials Co.	7,000	598,640

Paper & Forest Products 0.6%
International Paper Co.	20,300	1,090,516

TELECOMMUNICATIONS SERVICES 1.0%

Diversified Telecommunication Services 1.0%
AT&T, Inc.	4,868	168,628
Verizon Communications, Inc.	29,700	1,498,068

		1,666,696

UTILITIES 3.5%

Electric Utilities 1.7%
American Electric Power Co., Inc.	18,300	1,040,721
Entergy Corp.	13,100	1,011,058

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
UTILITIES (Continued)

Electric Utilities (cont’d.)
PPL Corp.	25,600	$871,168

		2,922,947

Gas Utilities 0.5%
AGL Resources, Inc.	17,700	889,779

Independent Power & Renewable Electricity Producers 0.7%
AES Corp.	75,400	999,050
Calpine Corp.*	9,800	213,738

		1,212,788

Multi-Utilities 0.6%
Public Service Enterprise Group, Inc.	24,100	1,001,114

TOTAL LONG-TERM INVESTMENTS (cost $105,588,839)		171,017,052

SHORT-TERM INVESTMENTS 2.5%

AFFILIATED MONEY MARKET MUTUAL FUND 2.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,216,832; includes $1,629,106 of cash collateral for securities on loan)(Note 3)(b)(c)	4,216,832	4,216,832

	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 0.070%, 06/18/15(d)(e)	25	25,000
U.S. Treasury Bill, 0.150%, 09/17/15(d)(e)	220	219,981

TOTAL U.S. TREASURY OBLIGATIONS (cost $244,875)		244,981

TOTAL SHORT-TERM INVESTMENTS (cost $4,461,707)		4,461,813

TOTAL INVESTMENTS 101.1% (cost $110,050,546; Note 5)		175,478,865
Liabilities in excess of other assets(f) (1.1)%		(1,964,224)

NET ASSETS 100.0%		$173,514,641

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	17

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,587,829; cash collateral of $1,629,106 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation(1)
	Long Position:
27	S&P 500 E-Mini	Jun. 2015	$2,762,754	$2,806,515	$43,761

(1)	U.S. Treasury Obligations with a combined market value of $244,981 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at April 30, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

18

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Consumer Discretionary	$20,374,225	$—	$—
Consumer Staples	18,880,334	—	—
Energy	14,123,844	—	—
Financials	25,250,855	—	—
Health Care	27,426,479	—	—
Industrials	15,324,295	—	—
Information Technology	35,877,792	—	—
Materials	6,065,904	—	—
Telecommunications Services	1,666,696	—	—
Utilities	6,026,628	—	—
Affiliated Money Market Mutual Fund	4,216,832	—	—
U.S. Treasury Obligations	—	244,981	—
Other Financial Instruments*
Futures Contracts	43,761	—	—

Total	$175,277,645	$244,981	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2015 was as follows:

Information Technology	20.7%
Health Care	15.8
Financials	14.6
Consumer Discretionary	11.7
Consumer Staples	10.9
Industrials	8.8
Energy	8.1
Materials	3.5
Utilities	3.5
Affiliated Money Market Mutual Fund (including 0.9% of collateral for securities on loan)	2.4%
Telecommunications Services	1.0
U.S. Treasury Obligations	0.1

101.1
Liabilities in excess of other assets	(1.1)

100.0%

The Fund invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	19

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$43,761	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$197,253

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(27,085)

For the six months ended April 30, 2015, the Fund’s average value at trade date for futures long positions was $3,063,323.

See Notes to Financial Statements.

20

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2015

Prudential Large-Cap Core Equity Fund

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $1,587,829:
Unaffiliated Investments (cost $105,833,714)	$171,262,033
Affiliated Investments (cost $4,216,832)	4,216,832
Dividends and interest receivable	113,637
Receivable for Fund shares sold	88,909
Prepaid expenses	554

Total assets	175,681,965

Liabilities
Payable to broker for collateral for securities on loan	1,629,106
Payable for Fund shares reacquired	258,144
Management fee payable	97,695
Accrued expenses and other liabilities	85,490
Distribution fee payable	54,423
Due to broker—variation margin futures	27,135
Affiliated transfer agent fee payable	12,904
Payable to custodian	1,437
Loan interest payable	990

Total liabilities	2,167,324

Net Assets	$173,514,641

Net assets were comprised of:
Shares of beneficial interest, at par	$11,043
Paid-in capital in excess of par	98,127,732

98,138,775
Undistributed net investment income	451,371
Accumulated net realized gain on investment transactions	9,452,415
Net unrealized appreciation on investments	65,472,080

Net assets, April 30, 2015	$173,514,641

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share ($91,259,086 ÷ 5,728,162 shares of beneficial interest issued and outstanding)	$15.93
Maximum sales charge (5.50% of offering price)	0.93

Maximum offering price to public	$16.86

Class B
Net asset value, offering price and redemption price per share ($3,060,622 ÷ 206,504 shares of beneficial interest issued and outstanding)	$14.82

Class C
Net asset value, offering price and redemption price per share ($39,712,542 ÷ 2,676,649 shares of beneficial interest issued and outstanding)	$14.84

Class Z
Net asset value, offering price and redemption price per share ($39,482,391 ÷ 2,431,325 shares of beneficial interest issued and outstanding)	$16.24

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	23

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$1,738,008
Affiliated dividend income	2,295
Affiliated income from securities loaned, net	2,144
Interest income	79

Total income	1,742,526

Expenses
Management fee	579,434
Distribution fee—Class A	135,403
Distribution fee—Class B	15,916
Distribution fee—Class C	192,818
Transfer agent’s fees and expenses (including affiliated expense of $20,500)	99,000
Custodian and accounting fees	35,000
Registration fees	30,000
Shareholders’ reports	23,000
Audit fee	11,000
Legal fees and expenses	10,000
Trustees’ fees	8,000
Insurance expenses	1,000
Loan interest expense	990
Miscellaneous	8,174

Total expenses	1,149,735
Less: Distribution fee waiver—Class A	(22,567)

Net expenses	1,127,168

Net investment income	615,358

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	9,442,600
Futures transactions	197,253

9,639,853

Net change in unrealized appreciation (depreciation) on:
Investments	(2,753,137)
Futures	(27,085)

(2,780,222)

Net gain on investment transactions	6,859,631

Net Increase In Net Assets Resulting From Operations	$7,474,989

See Notes to Financial Statements.

24

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$615,358	$1,012,713
Net realized gain on investment transactions	9,639,853	12,569,046
Net change in unrealized appreciation (depreciation) on investments	(2,780,222)	13,219,139

Net increase in net assets resulting from operations	7,474,989	26,800,898

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(577,532)	(667,029)
Class B	(162)	(6,073)
Class C	(1,954)	(58,180)
Class X	—	(940)
Class Z	(355,525)	(360,553)

	(935,173)	(1,092,775)

Distributions from net realized gains
Class A	(6,437,641)	(5,970,175)
Class B	(244,987)	(255,432)
Class C	(2,948,080)	(2,553,398)
Class X	—	(8,284)
Class Z	(2,966,065)	(2,511,745)

	(12,596,773)	(11,299,034)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	20,797,918	13,156,943
Net asset value of shares issued in reinvestment of dividends and distributions	13,218,124	12,044,590
Cost of shares reacquired	(25,872,640)	(20,148,947)

Net increase in net assets from Fund share transactions	8,143,402	5,052,586

Total increase	2,086,445	19,461,675

Net Assets:
Beginning of period	171,428,196	151,966,521

End of period(a)	$173,514,641	$171,428,196

(a) Includes undistributed net investment income of:	$451,371	$771,186

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	25

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940 (“1940 Act”). The Trust currently consists of four funds: Prudential Large-Cap Core Equity Fund (the “Fund”), Prudential International Real Estate Fund, Prudential Absolute Return Bond Fund and Prudential Select Real Estate Fund. These financial statements relate to Prudential Large-Cap Core Equity Fund, a diversified fund. The financial statements of the Prudential International Real Estate Fund, Prudential Absolute Return Bond Fund and Prudential Select Real Estate Fund are not presented herein.

The Fund’s investment objective is long-term after-tax growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

26

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Large-Cap Core Equity Fund	27

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates.

28

Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadvisor may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends, or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period

Prudential Large-Cap Core Equity Fund	29

Notes to Financial Statements

(Unaudited) continued

is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

30

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65% of the Fund’s average daily net assets up to and including $500 million and .60% of the Fund’s average daily net assets in excess of $500 million. The effective management fee rate was .65% for the six months ended April 30, 2015.

PI has contractually agreed through February 29, 2016 to waive a portion of the Fund’s management fees so that the Fund’s annual operating expenses (exclusive of distribution and service (12b-1) fees, and certain other expenses such as taxes, interest, and brokerage commissions) do not exceed .95% of the Fund’s average daily net assets.

The Fund has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, and Class Z shares. PIMS, together with PAD, served as co-distributor of the Fund’s Class X shares.

The Fund has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, and Class X shares of the Fund in accordance with Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor for the Fund’s Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD a distribution and service fee at the annual rate of .30%, 1%, 1%, and 1% of the average daily net assets of the Class A, Class B, Class C, and Class X shares, respectively. Through February 29, 2016, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales

Prudential Large-Cap Core Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

charges received by the manager are contributed back into the Fund and included in the Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it received $58,993 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2015.

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2015, it received $39, $2,143 and $333 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, QMA, PAD and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended April 30, 2015, PIM has been compensated in the amount of approximately $640 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2015, were $92,583,615 and $96,732,347, respectively.

32

Note 5. Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of April 30, 2015 were as follows:

Tax Basis	$110,112,964

Appreciation	65,704,205
Depreciation	(338,304)

Net Unrealized Appreciation	$65,365,901

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital stock.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Prudential Large-Cap Core Equity Fund	33

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	272,630	$4,377,933
Shares issued in reinvestment of dividends and distributions	432,616	6,839,667
Shares reacquired	(329,370)	(5,293,347)

Net increase (decrease) in shares outstanding before conversion	375,876	5,924,253
Shares issued upon conversion from Class B and Class Z	18,737	299,777
Shares reacquired upon conversion into Class Z	(18,249)	(294,628)

Net increase (decrease) in shares outstanding	376,364	$5,929,402

Year ended October 31, 2014:
Shares sold	282,534	$4,350,008
Shares issued in reinvestment of dividends and distributions	448,760	6,439,722
Shares reacquired	(761,230)	(11,729,114)

Net increase (decrease) in shares outstanding before conversion	(29,936)	(939,384)
Shares issued upon conversion from Class B, Class X and Class Z	54,766	835,407
Shares reacquired upon conversion into Class Z	(27,137)	(429,316)

Net increase (decrease) in shares outstanding	(2,307)	$(533,293)

Class B
Six months ended April 30, 2015:
Shares sold	22,346	$342,238
Shares issued in reinvestment of dividends and distributions	15,954	235,325
Shares reacquired	(11,246)	(170,057)

Net increase (decrease) in shares outstanding before conversion	27,054	407,506
Shares reacquired upon conversion into Class A	(18,306)	(273,050)

Net increase (decrease) in shares outstanding	8,748	$134,456

Year ended October 31, 2014:
Shares sold	30,031	$433,740
Shares issued in reinvestment of dividends and distributions	18,185	244,954
Shares reacquired	(33,231)	(475,115)

Net increase (decrease) in shares outstanding before conversion	14,985	203,579
Shares reacquired upon conversion into Class A	(46,418)	(665,515)

Net increase (decrease) in shares outstanding	(31,433)	$(461,936)

34

Class C	Shares	Amount
Six months ended April 30, 2015:
Shares sold	202,451	$3,046,078
Shares issued in reinvestment of dividends and distributions	194,484	2,870,589
Shares reacquired	(149,359)	(2,244,431)

Net increase (decrease) in shares outstanding before conversion	247,576	3,672,236
Shares reacquired upon conversion into Class Z	(10,234)	(150,832)

Net increase (decrease) in shares outstanding	237,342	$3,521,404

Year ended October 31, 2014:
Shares sold	263,378	$3,721,487
Shares issued in reinvestment of dividends and distributions	188,645	2,542,944
Shares reacquired	(239,156)	(3,452,692)

Net increase (decrease) in shares outstanding before conversion	212,867	2,811,739
Shares reacquired upon conversion into Class Z	(19,845)	(301,354)

Net increase (decrease) in shares outstanding	193,022	$2,510,385

Class X
Period ended April 11, 2014*:
Shares issued in reinvestment of dividends and distributions	625	$8,598
Shares reacquired	(332)	(4,699)

Net increase (decrease) in shares outstanding before conversion	293	3,899
Shares reacquired upon conversion into Class A	(10,821)	(155,705)

Net increase (decrease) in shares outstanding	(10,528)	$(151,806)

Class Z
Six months ended April 30, 2015:
Shares sold	807,820	$13,031,669
Shares issued in reinvestment of dividends and distributions	203,264	3,272,543
Shares reacquired	(1,104,729)	(18,164,805)

Net increase (decrease) in shares outstanding before conversion	(93,645)	(1,860,593)
Shares issued upon conversion from Class A and Class C	27,280	445,460
Shares reacquired upon conversion into Class A	(1,655)	(26,727)

Net increase (decrease) in shares outstanding	(68,020)	$(1,441,860)

Year ended October 31, 2014:
Shares sold	299,016	$4,651,708
Shares issued in reinvestment of dividends and distributions	192,486	2,808,372
Shares reacquired	(285,524)	(4,487,327)

Net increase (decrease) in shares outstanding before conversion	205,978	2,972,753
Shares issued upon conversion from Class A and C	43,968	716,483

Net increase (decrease) in shares outstanding	249,946	$3,689,236

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Prudential Large-Cap Core Equity Fund	35

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2015. The average daily balance for the 6 days the Fund had loans outstanding during the period was $4,214,500, borrowed at a weighted average interest rate of 1.43%. The maximum loan outstanding amount during the period was $5,719,000. At April 30, 2015, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

36

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014(a)	2013(a)	2012(a)	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.55		$15.23	$12.70	$11.84	$11.01	$9.71
Income (loss) from investment operations:
Net investment income	.07		.11	.14	.11	.05	.05
Net realized and unrealized gain (loss) on investment transactions	.63		2.46	3.01	1.65	.80	1.30
Total from investment operations	.70		2.57	3.15	1.76	.85	1.35
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.13)	(.13)	(.11)	(.02)	(.05)
Distributions from net realized gains	(1.21)		(1.12)	(.49)	(.79)	-	-
Total dividends and distributions	(1.32)		(1.25)	(.62)	(.90)	(.02)	(.05)
Net asset value, end of period	$15.93		$16.55	$15.23	$12.70	$11.84	$11.01
Total Return(b):	4.26%		18.09%	26.00%	16.16%	7.71%	13.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$91,259		$88,561	$81,558	$70,475	$61,961	$64,473
Average net assets (000)	$91,017		$86,047	$76,459	$65,277	$65,724	$64,562
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.15%	(d)	1.16%	1.20%	1.20%	1.55%	1.48%
Expenses before waivers and/or expense reimbursement	1.20%	(d)	1.21%	1.30%	1.40%	1.69%	1.48%
Net investment income	.80%	(d)	.74%	.99%	.95%	.43%	.45%
Portfolio turnover rate	53%	(e)	91%	94%	89%	121%	116%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	37

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014(a)	2013(a)	2012(a)	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.43		$14.29	$11.96	$11.20	$10.47	$9.26
Income (loss) from investment operations:
Net investment income (loss)	.01		- (d)	.03	.03	(.03)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.59		2.29	2.84	1.55	.76	1.23
Total from investment operations	.60		2.29	2.87	1.58	.73	1.21
Less Dividends and Distributions:
Dividends from net investment income	-	(d)	(.03)	(.05)	(.03)	-	-
Distributions from net realized gains	(1.21)		(1.12)	(.49)	(.79)	-	-
Total dividends and distributions	(1.21)		(1.15)	(.54)	(.82)	-	-
Net asset value, end of period	$14.82		$15.43	$14.29	$11.96	$11.20	$10.47
Total Return(b):	3.91%		17.16%	25.02%	15.29%	6.97%	13.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,061		$3,052	$3,275	$3,029	$4,038	$5,317
Average net assets (000)	$3,210		$3,150	$3,085	$3,496	$4,886	$5,904
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.90%	(e)	1.91%	1.95%	1.95%	2.27%	2.18%
Expenses before waivers and/or expense reimbursement	1.90%	(e)	1.91%	2.00%	2.11%	2.38%	2.18%
Net investment income (loss)	.06%	(e)	- (f)	.25%	.22%	(.28)%	(.22)%
Portfolio turnover rate	53%	(g)	91%	94%	89%	121%	116%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Less than .005%.

(g) Not annualized.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014(a)	2013(a)	2012(a)	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.45		$14.30	$11.97	$11.21	$10.48	$9.26
Income (loss) from investment operations:
Net investment income (loss)	.01		- (d)	.03	.02	(.03)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.59		2.30	2.84	1.56	.76	1.24
Total from investment operations	.60		2.30	2.87	1.58	.73	1.22
Less Dividends and Distributions:
Dividends from net investment income	-	(d)	(.03)	(.05)	(.03)	-	-
Distributions from net realized gains	(1.21)		(1.12)	(.49)	(.79)	-	-
Total dividends and distributions	(1.21)		(1.15)	(.54)	(.82)	-	-
Net asset value, end of period	$14.84		$15.45	$14.30	$11.97	$11.21	$10.48
Total Return(b):	3.91%		17.21%	24.99%	15.28%	6.97%	13.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,713		$37,681	$32,128	$20,134	$20,636	$22,496
Average net assets (000)	$38,883		$35,817	$23,702	$20,445	$22,444	$23,934
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.90%	(e)	1.91%	1.95%	1.95%	2.27%	2.18%
Expenses before waivers and/or expense reimbursement	1.90%	(e)	1.91%	2.00%	2.10%	2.39%	2.18%
Net investment income (loss)	.05%	(e)	(.01)%	.20%	.20%	(.28)%	(.24)%
Portfolio turnover rate	53%	(f)	91%	94%	89%	121%	116%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	39

Financial Highlights

(Unaudited) continued

Class X Shares
	Period Ended April 11,		Year Ended October 31,
	2014(g)		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.66		$12.25	$11.46	$10.65	$9.40	$8.97
Income (loss) from investment operations:
Net investment income	.06		.15	.11	.05	.06	.12
Net realized and unrealized gain (loss) on investment transactions	.69		2.88	1.59	.78	1.24	.40
Total from investment operations	.75		3.03	1.70	.83	1.30	.52
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.13)	(.12)	(.02)	(.05)	(.10)
Distributions from net realized gains	(1.12)		(.49)	(.79)	-	-	-
Total dividends and distributions	(1.25)		(.62)	(.91)	(.02)	(.05)	(.10)
Capital Contributions (Note 2)	-		-	- (d)	- (d)	- (d)	.01
Net asset value, end of period	$14.16		$14.66	$12.25	$11.46	$10.65	$9.40
Total Return(b):	5.33%		25.99%	16.12%	7.84%	13.91%	6.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19		$154	$470	$837	$1,394	$2,096
Average net assets (000)	$75		$284	$632	$1,137	$1,689	$2,245
Ratios to average net assets(c):
Expenses after waivers and/or expenses reimbursement	1.19%	(e)	1.20%	1.20%	1.53%	1.43%	1.50%
Expenses before waivers and/or expenses reimbursement	1.19%	(e)	1.25%	1.37%	1.63%	2.18%	1.50%
Net investment income	.95%	(e)	1.14%	.97%	.46%	.56%	1.46%
Portfolio turnover rate	91%	(f)(h)	94%	89%	121%	116%	116%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

(g) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

(h) Calculated as of October 31, 2014.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014(a)	2013(a)	2012(a)	2011(a)	2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.86		$15.49	$12.91	$12.03	$11.18	$9.87
Income (loss) from investment operations:
Net investment income	.08		.16	.17	.15	.07	.08
Net realized and unrealized gain (loss) on investment transactions	.65		2.49	3.06	1.67	.83	1.30
Total from investment operations	.73		2.65	3.23	1.82	.90	1.38
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.16)	(.16)	(.15)	(.05)	(.07)
Distributions from net realized gains	(1.21)		(1.12)	(.49)	(.79)	-	-
Total dividends and distributions	(1.35)		(1.28)	(.65)	(.94)	(.05)	(.07)
Net asset value, end of period	$16.24		$16.86	$15.49	$12.91	$12.03	$11.18
Total Return(b):	4.41%		18.39%	26.28%	16.41%	8.04%	14.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,482		$42,134	$34,851	$34,551	$32,419	$141,793
Average net assets (000)	$46,655		$38,052	$37,799	$32,953	$144,295	$145,193
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.90%	(d)	.91%	.95%	.95%	1.42%	1.18%
Expenses before waivers and/or expense reimbursement	.90%	(d)	.91%	1.00%	1.10%	1.44%	1.18%
Net investment income	1.06%	(d)	.99%	1.25%	1.21%	.58%	.76%
Portfolio turnover rate	53%	(e)	91%	94%	89%	121%	116%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for less than one full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	41

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios 9 which is comprised of Prudential Large-Cap Core Equity Fund, Prudential International Real Estate Fund, Prudential Absolute Return Bond Fund and Prudential Select Real Estate Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

Proposal: To elect twelve Trustees:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	237,604,614.276	99.368%	89.460%
WITHHELD	1,513,074.891	0.632%	0.569%

Kevin J. Bannon
FOR	237,599,385.300	99.366%	89.458%
WITHHELD	1,518,303.867	0.634%	0.571%

Linda W. Bynoe
FOR	237,520,092.174	99.332%	89.428%
WITHHELD	1,597,596.993	0.668%	0.601%

Keith F. Hartstein
FOR	237,691,559.220	99.404%	89.493%
WITHHELD	1,426,129.947	0.596%	0.536%

Michael S. Hyland
FOR	237,614,241.801	99.372%	89.463%
WITHHELD	1,503,447.366	0.628%	0.566%

Stephen P. Munn
FOR	237,489,091.083	99.319%	89.416%
WITHHELD	1,628,598.084	0.681%	0.613%

James E. Quinn
FOR	237,632,385.824	99.379%	89.470%
WITHHELD	1,485,303.343	0.621%	0.559%

Richard A. Redeker
FOR	237,517,211.554	99.331%	89.427%
WITHHELD	1,600,477.613	0.669%	0.602%

Stephen G. Stoneburn
FOR	237,547,607.267	99.344%	89.438%
WITHHELD	1,570,081.900	0.656%	0.591%

Grace C. Torres
FOR	237,602,041.430	99.367%	89.459%
WITHHELD	1,515,647.737	0.633%	0.570%

42

	SHARES VOTED	% VOTED	% OF T/O
Stuart S. Parker
FOR	237,612,476.112	99.371%	89.463%
WITHHELD	1,505,213.055	0.629%	0.566%

Scott E. Benjamin
FOR	237,547,569.909	99.344%	89.438%
WITHHELD	1,570,119.258	0.656%	0.591%

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, and January 9, 2015 to permit further solicitation of proxies on the proposal noted below. At the January 9, 2015 meeting, shareholders of the Fund approved the following proposals:

Proposal: To permit Prudential Investments LLC (PI) to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval:

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	4,179,292.054	70.492%	39.717%
AGAINST	156,691.714	2.643%	1.489%
ABSTAIN	163,979.137	2.766%	1.558%
BROKER NON-VOTE	1,428,802.722	24.099%	13.578%

TOTAL	5,928,765.627	100.000%	56.342%

Proposal: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Trustees, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	4,126,934.733	69.609%	39.219%
AGAINST	201,265.909	3.395%	1.913%
ABSTAIN	171,762.263	2.897%	1.632%
BROKER NON-VOTE	1,428,802.722	24.099%	13.578%

TOTAL	5,928,765.627	100.000%	56.342%

Prudential Large-Cap Core Equity Fund	43

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary •
Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Large-Cap Core Equity Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL LARGE-CAP CORE EQUITY FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PTMAX	PTMBX	PTMCX	PTEZX
CUSIP	74441J100	74441J209	74441J308	74441J407

MF187E2    0278699-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL ABSOLUTE RETURN BOND FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

To seek positive returns over the long term, regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Absolute Return Bond Fund

Prudential Absolute Return Bond Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Since Inception
Class A	0.36%	1.28%	9.41% (3/30/11)
Class C	–0.01	0.62	6.22 (3/30/11)
Class Q	0.52	1.59	10.87 (3/30/11)
Class Z	0.48	1.62	10.65 (3/30/11)
BofA ML USD LIBOR 3-Month CM Index	0.12	0.23	1.31
Lipper Alternative Credit Focus Funds Average	0.26	0.53	10.95

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Since Inception
Class A		–3.16%	1.06% (3/30/11)
Class C		–0.35	1.49 (3/30/11)
Class Q		1.71	2.56 (3/30/11)
Class Z		1.64	2.51 (3/30/11)
BofA ML USD LIBOR 3-Month CM Index		0.23	0.32
Lipper Alternative Credit Focus Funds Average		0.59	2.52

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

Benchmark Definitions

BofA ML USD LIBOR 3-Month CM Index

The BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Lipper Alternative Credit Focus Funds Average

The Lipper Alternative Credit Focus Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Alternative Credit Focus Funds category for the periods noted. Funds in the Lipper Average are funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling trying to benefit from any changes in credit quality, credit spreads, and market liquidity.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Absolute Return Bond Fund	3

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/15
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.13	2.35%
Class C	0.10	1.71
Class Q	0.15	2.77
Class Z	0.15	2.70

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A, 1.885%, 04/20/2026	1.0%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A, 1.853%, 10/15/2026	0.9
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A, 1.745%, 10/15/2026	0.8
Voya CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A, 1.697%, 07/25/2026	0.8
Springleaf Funding Trust, Series 2015-AA, Class A, 144A, 3.160%, 11/15/2024	0.7

Holdings reflect only long-term investments and are subject to change.

Credit Quality expressed as a percentage of total investments as of 4/30/15
AAA	22.72%
AA	5.94
A	16.11
BBB	16.16
BB	23.75
B	7.76
CCC	0.08
CC	0.01
Not Rated	4.91
Cash/Cash Equivalents	2.56
Total Investments	100.00%

Source: PIM

Credit ratings reflect the highest rating assigned by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, Moody’s ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by Moody’s, S&P, or Fitch. Credit ratings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential Absolute Return Bond Fund	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Absolute Return Bond Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,003.60	1.15%	$5.71
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

Class C	Actual	$1,000.00	$999.90	1.90%	$9.42
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class Q	Actual	$1,000.00	$1,005.20	0.83%	$4.13
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

Class Z	Actual	$1,000.00	$1,004.80	0.90%	$4.47
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.24%	1.15%
C	1.95	1.90
Q	0.83	0.83
Z	0.95	0.90

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Absolute Return Bond Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.9%

ASSET-BACKED SECURITIES 30.6%

Collateralized Debt Obligations 0.2%
Atrium VII CDO Corp. (Cayman Islands), Series 7AR, Class BR, 144A	2.007%(a)	11/16/22	2,500	$2,473,636
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class A2, 144A	0.605(a)	10/19/20	2,500	2,472,966

				4,946,602

Collateralized Loan Obligations 15.2%
A Voce CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A	1.725(a)	07/15/26	20,250	20,162,139
Series 2014-1A, Class A2A, 144A	2.275(a)	07/15/26	8,500	8,470,626
ACAS CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A	1.437(a)	04/20/25	6,050	5,967,952
Series 2013-1A, Class B2, 144A	3.360	04/20/25	700	688,708
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class B1, 144A	1.815(a)	07/20/26	5,000	4,982,999
Series 2014-AA, Class B2, 144A	4.580	07/20/26	1,000	998,418
ALM Loan Funding CLO (Cayman Islands),
Series 2014-11A, Class A2A, 144A	2.274(a)	10/17/26	750	749,584
Series 2014-14A, Class A2, 144A	2.379(a)	07/28/26	500	501,078
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A	1.466(a)	07/13/25	8,600	8,480,808
Series 2014-5A, Class A, 144A	1.853(a)	10/15/26	24,750	24,779,507
Atlas Senior Loan Fund CLO Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.815(a)	10/15/26	250	249,784
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A	1.375(a)	04/20/25	2,070	2,049,257
Series 2013-IIA, Class A2, 144A	2.025(a)	01/18/25	8,300	8,186,348
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	1.441(a)	05/20/25	9,800	9,663,661
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.676(a)	10/22/25	5,450	5,410,135
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.874(a)	10/17/26	12,500	12,515,091
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.791(a)	04/18/27	12,500	12,479,625

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO II Ltd. (Cayman Islands),
Series 2013-IIA, Class A1, 144A	1.475%(a)	07/15/24	11,200	$11,046,068
Series 2013-IIA, Class A2B, 144A	3.339	07/15/24	10,000	9,667,385
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.755(a)	01/15/26	6,300	6,270,532
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A	1.424(a)	04/17/25	10,300	10,151,720
Series 2013-1A, Class B1, 144A	2.024(a)	04/17/25	5,250	5,097,348
Series 2013-1A, Class B2, 144A	3.020	04/17/25	6,200	5,904,894
Carlyle Global Market Strategies CLO (Cayman Islands),
Series 2012-4A, Class B1, 144A	2.525(a)	01/20/25	3,500	3,496,805
Series 2013-1A, Class A1, 144A	1.558(a)	02/14/25	9,700	9,608,855
Cavalry CLO II (Cayman Islands), Series 2013-2A, Class A, 144A	1.603(a)	01/17/24	4,200	4,166,152
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.725(a)	07/15/26	7,600	7,566,632
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.674(a)	01/17/26	4,500	4,465,036
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.745(a)	10/15/26	23,800	23,714,132
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.320	01/25/27	11,000	11,120,365
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.415(a)	04/15/24	4,100	4,041,338
ING Investment Management CLO Ltd.,
Series 2013-2A, Class A1, 144A	1.427(a)	04/25/25	1,000	985,928
Series 2013-2A, Class A2B, 144A	3.070	04/25/25	2,000	1,906,919
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.814(a)	04/15/27	12,000	11,994,000
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class B, 144A	2.375(a)	10/15/26	7,250	7,141,536
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.775(a)	04/18/26	2,000	1,995,941
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.697(a)	07/25/26	16,500	16,406,155

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Magnetite XI CLO Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.725%(a)	01/18/27	5,750	$5,722,643
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.722(a)	05/18/23	250	249,831
Neuberger Berman CLO XII Ltd. (Cayman Islands), Series 2012-12AR, Class BR, 144A	2.377(a)	07/25/23	2,250	2,234,791
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.745(a)	04/15/26	4,500	4,485,505
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.558(a)	08/13/25	9,900	9,795,959
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.482(a)	02/20/25	1,000	989,355
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.795(a)	04/15/26	1,500	1,500,673
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440	04/15/25	2,800	2,721,601
Shackleton II CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	1.685(a)	10/20/23	6,000	5,986,415
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	1.754(a)	07/17/26	19,500	19,499,842
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.325(a)	04/15/25	10,400	10,222,495
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.725(a)	10/15/26	2,750	2,737,406
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.975(a)	10/20/23	550	554,566
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.725(a)	01/18/26	4,750	4,721,929
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761(a)	04/20/27	16,750	16,724,058
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.395(a)	07/15/25	12,500	12,293,606
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	1.885(a)	04/20/26	28,000	27,922,317
Voya CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1, 144A	1.697(a)	07/25/26	23,000	22,839,021

				434,285,474

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities 2.4%
GEM Ligos III Ltd. (Cayman Islands),
Series 2006-3A, Class A2, 144A	0.944%(a)	03/23/21	3,024	$3,012,472
GEMC Ltd. (Cayman Islands),
Series 2005-8A, Class A3, 144A	1.150(a)	06/23/17	936	935,402
Hertz Corp.,
Series 2015-1A, Class A	2.730	03/25/21	14,600	14,600,000
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-6A, Series A, 144A	1.271(a)	05/05/27	15,250	15,187,475
OZLM Funding IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A	1.425(a)	07/22/25	4,200	4,134,782
Sierra Timeshare Receivables Funding LLC,
Series 2012-3A, Class A, 144A	1.870	08/20/29	282	283,275
Slater Mill Loan Fund LP (Cayman Islands),
Series 2012-1A, Class B, 144A	2.907(a)	08/17/22	250	251,844
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160	11/15/24	20,075	20,262,460
Series 2015-AA, Class B, 144A	3.620	11/15/24	3,250	3,279,088
Series 2015-AA, Class C, 144A	5.040	11/15/24	6,000	6,026,820
SVO VOI Mortgage LLC,
Series 2012-AA, Class A, 144A	2.000	09/20/29	462	459,651

				68,433,269

Residential Mortgage-Backed Securities 12.8%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A2	1.381(a)	10/25/34	4,765	4,756,962
Series 2004-3, Class 2A5	1.261(a)	10/25/34	2,308	2,275,711
Series 2005-3, Class M1	0.620(a)	09/25/35	2,000	1,952,780
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-FM1, Class M1	1.081(a)	09/25/33	667	625,099
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates,
Series 2004-4, Class A1	0.901(a)	10/25/34	2,504	2,461,992
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1	1.524(a)	02/25/33	2,394	2,262,263
Series 2003-10, Class AV1	0.934(a)	12/25/33	5,137	4,995,891
Series 2005-R10, Class A2C	0.511(a)	01/25/36	564	553,732

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Amortizing Residential Collateral Trust,
Series 2002-BC8, Class A3	1.181%(a)	11/25/32	1,041	$1,007,034
Argent Securities, Inc.,
Series 2003-W5, Class M1	1.224(a)	10/25/33	73	71,640
Series 2003-W7, Class A2	0.954(a)	03/25/34	1,535	1,474,940
Series 2003-W7, Class M1	1.209(a)	03/25/34	1,779	1,740,962
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W8, Class M1	1.224(a)	12/25/33	1,145	1,081,197
Series 2003-W9, Class M1	1.209(a)	01/25/34	2,867	2,756,856
Series 2004-W6, Class AF	4.123(a)	05/25/34	309	313,292
Series 2004-W6, Class AV5	0.981(a)	05/25/34	587	546,509
Asset Backed Funding Certificates,
Series 2004-OPT5, Class A1	0.881(a)	06/25/34	1,645	1,532,798
Asset-Backed Pass-Through Certificates,
Series 2004-R2, Class A1A	0.864(a)	04/25/34	4,107	4,042,644
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE6, Class A2	0.861(a)	11/25/33	1,758	1,659,048
Series 2003-HE6, Class A3B	1.141(a)	11/25/33	3,546	3,369,209
Series 2004-HE3, Class M1	0.991(a)	06/25/34	3,801	3,555,737
Series 2004-HE6, Class A2	0.901(a)	09/25/34	1,552	1,532,295
Series 2005-HE1, Class M1	0.931(a)	03/25/35	6,947	6,685,317
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR2, Class M2	1.201(a)	06/25/34	1,100	993,954
Series 2004-HE11, Class M2	1.749(a)	12/25/34	6,280	6,191,986
Bear Stearns Asset-Backed Securities Trust,
Series 2002-2, Class A1	0.841(a)	10/25/32	2,156	2,047,537
Series 2003-3, Class A2	0.771(a)	06/25/43	192	182,605
Series 2003-HE1, Class M1	1.269(a)	01/25/34	2,418	2,340,576
Series 2004-HE5, Class M1	1.029(a)	07/25/34	5,039	4,809,527
Chase Funding Trust,
Series 2002-3, Class 2A1	0.821(a)	08/25/32	233	213,054
Series 2003-4, Class 1A5	5.416	05/25/33	1,210	1,249,712
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1	0.811(a)	02/25/35	317	305,044
Series 2005-WF1, Class A5	5.010(a)	11/25/34	374	385,515
Countrywide Asset-Backed Certificates,
Series 2003-BC4, Class M1	1.231(a)	07/25/33	427	403,755
Series 2004-1, Class M1	0.931(a)	03/25/34	298	283,899

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, (Continued)
Series 2004-3, Class 1A	0.601%(a)	08/25/34	8,662	$7,954,246
Series 2004-6, Class 1A1	0.721(a)	12/25/34	2,463	2,325,733
Series 2004-BC4, Class M1	1.231(a)	11/25/34	1,285	1,202,827
Credit Suisse Mortgage Trust,
Series 2015-3R, Class 10A1, 144A	2.159(a)	10/29/47	20,000	20,049,666
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1	3.379(a)	12/25/32	228	222,276
Series 2003-CB5, Class M1	1.194(a)	11/25/33	215	203,955
Series 2004-CB1, Class AF1	4.520	10/25/32	1,974	1,966,418
Encore Credit Receivables Trust,
Series 2005-2, Class M2	0.871(a)	11/25/35	3,075	2,999,712
EquiFirst Mortgage Loan Trust,
Series 2005-1, Class M2	0.856(a)	04/25/35	1,531	1,462,708
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1	1.681(a)	02/25/25	4,709	4,726,940
Finance America Mortgage Loan Trust,
Series 2003-1, Class M1	1.231(a)	09/25/33	3,160	2,907,102
Series 2004-2, Class M1	1.006(a)	08/25/34	8,574	7,931,501
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A2	0.941(a)	08/25/34	2,002	1,838,247
Series 2005-FF3, Class M3	0.901(a)	04/25/35	6,500	6,289,582
First NLC Trust,
Series 2005-2, Class M1	0.661(a)	09/25/35	1,375	1,305,037
Fremont Home Loan Trust,
Series 2004-4, Class M1	0.976(a)	03/25/35	2,512	2,343,453
GSAMP Trust,
Series 2003-HE2, Class A1A, 144A	0.781(a)	08/25/33	1,257	1,159,716
Series 2004-AR1, Class A2B	1.381(a)	06/25/34	1,422	1,406,474
Series 2004-FM1, Class M1	1.156(a)	11/25/33	415	402,420
Series 2004-FM2, Class M1	0.931(a)	01/25/34	2,561	2,451,044
Series 2004-NC2, Class A1B	1.081(a)	10/25/34	1,787	1,660,242
Home Equity Asset Trust,
Series 2003-6, Class M1	1.231(a)	02/25/34	1,671	1,578,253
Series 2004-3, Class M1	1.036(a)	08/25/34	1,883	1,791,296
Series 2004-7, Class A2	1.021(a)	01/25/35	1,050	996,190

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
HSBC Home Equity Loan Trust U.S.A.,
Series 2007-3, Class A4	1.681%(a)	11/20/36	1,020	$1,015,496
JPMorgan Mortgage Acquisition Corp.,
Series 2005-OPT2, Class M1	0.611(a)	12/25/35	916	852,654
Long Beach Mortgage Loan Trust,
Series 2003-4, Class AV1	0.801(a)	08/25/33	1,464	1,359,162
Series 2004-2, Class A1	0.614(a)	06/25/34	985	916,439
LSTAR Securities Investment Trust,
Series 2014-1, Class NOTE, 144A	3.279(a)	09/01/21	11,888	11,938,919
Series 2014-2, Class A, 144A	2.172(a)	12/01/21	10,151	10,005,245
Series 2015-1, Class A, 144A	2.179(a)	01/01/20	14,761	14,678,094
Series 2015-2, Class A, 144A	2.179(a)	01/01/20	13,733	13,579,273
Series 2015-3, Class A, 144A	2.176(a)	03/01/20	11,624	11,565,911
Series 2015-4, Class A1, 144A	2.179(a)	04/01/20	8,500	8,375,313
Series 2015-5, Class A1, 144A	2.181(a)	04/01/20	7,100	7,006,990
Mastr Asset-Backed Securities Trust,
Series 2003-OPT1, Class M2	2.956(a)	12/25/32	3,041	3,052,253
Series 2003-WMC2, Class M2	2.649(a)	08/25/33	1,522	1,489,402
Series 2005-NC1, Class M1	0.901(a)	12/25/34	8,247	7,519,941
Merrill Lynch Mortgage Investors Trust,
Series 2002-HE1, Class A1	1.181(a)	08/25/32	4,408	4,257,612
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1	1.201(a)	10/25/33	5,768	5,377,825
Series 2003-NC6, Class M1	1.381(a)	06/25/33	1,031	1,003,596
Series 2003-NC8, Class M1	1.231(a)	09/25/33	942	891,783
Series 2003-NC10, Class M1	1.201(a)	10/25/33	1,291	1,217,067
Series 2004-HE3, Class M1	1.036(a)	03/25/34	919	870,163
Series 2004-HE4, Class M1	1.081(a)	05/25/34	7,537	7,142,154
Series 2004-HE5, Class M1	1.126(a)	06/25/34	1,319	1,237,075
Series 2004-NC3, Class M1	0.976(a)	03/25/34	3,257	3,093,144
Series 2004-NC5, Class M1	1.081(a)	05/25/34	415	377,797
Series 2004-NC6, Class M1	1.081(a)	07/25/34	2,601	2,454,076
Series 2004-OP1, Class M1	1.051(a)	11/25/34	1,941	1,769,139
Series 2004-WMC1, Class M1	1.111(a)	06/25/34	209	201,926
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C	0.511(a)	12/25/35	343	323,823
New Century Home Equity Loan Trust, Series 2005-3, Class M2	0.671(a)	07/25/35	1,500	1,432,666

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	15

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Option One Mortgage Accep Corp. Asset-Backed Certificates,
Series 2003-3, Class A1	0.761%(a)	06/25/33	2,215	$2,078,995
Series 2003-4, Class A2	0.821(a)	07/25/33	961	895,111
Option One Mortgage Loan Trust,
Series 2004-1, Class M1	1.081(a)	01/25/34	2,275	2,115,761
Series 2005-1, Class A4	0.981(a)	02/25/35	685	671,328
Series 2005-3, Class M1	0.651(a)	08/25/35	2,000	1,922,074
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCH1, Class M3	1.021(a)	01/25/36	1,500	1,430,452
Series 2005-WCW1, Class M1	0.631(a)	09/25/35	2,500	2,482,385
RAMP Trust,
Series 2005-EFC2, Class M3	0.671(a)	07/25/35	3,509	3,403,646
Series 2005-EFC3, Class M3	0.671(a)	08/25/35	1,722	1,650,633
RASC Trust,
Series 2005-KS3, Class M4	0.886(a)	04/25/35	2,000	1,932,076
Series 2005-KS8, Class M1	0.591(a)	08/25/35	97	96,222
Series 2005-KS11, Class M1	0.581(a)	12/25/35	800	762,442
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.634(a)	11/25/35	1,431	1,403,558
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC1, Class M1	0.961(a)	02/25/34	1,878	1,745,913
Series 2004-OP1, Class M1	0.946(a)	02/25/34	6,036	5,669,007
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1	1.081(a)	11/25/34	2,436	2,257,056
Series 2004-BC2, Class M1	1.006(a)	05/25/35	3,774	3,575,422
Series 2004-BC3, Class M1	1.111(a)	07/25/35	2,177	2,073,666
Series 2004-BC4, Class A2C	1.161(a)	10/25/35	1,526	1,473,322
Structured Asset Investment Loan Trust,
Series 2003-BC10, Class A4	1.181(a)	10/25/33	2,478	2,346,348
Series 2004-1, Class A3	0.981(a)	02/25/34	4,248	4,076,524
Series 2004-8, Class A8	1.181(a)	09/25/34	2,123	2,096,322
Series 2004-9, Class A7	1.181(a)	10/25/34	5,354	5,291,388
Series 2004-BNC1, Class A2	1.181(a)	09/25/34	4,509	4,349,850
Series 2005-3, Class M2	0.841(a)	04/25/35	2,000	1,854,272
Series 2005-4, Class M2	0.841(a)	05/25/35	3,653	3,635,285

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M1	0.581%(a)	11/25/35	250	$242,816
Volt XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375(a)	08/27/57	5,836	5,842,013
Volt XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625	10/25/57	6,895	6,908,415
Volt XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375(a)	02/25/55	4,859	4,859,059
Volt XXXIII LLC, Series 2015-NPL5, Class A1, 144A	3.500(a)	03/25/55	5,925	5,919,358
Volt XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250	02/25/55	9,500	9,490,063

				367,391,830

TOTAL ASSET-BACKED SECURITIES (cost $872,487,166)				875,057,175

BANK LOANS(a) 4.9%

Aerospace & Defense
Wesco Aircraft Hardware Corp.	2.690	12/07/17	866	861,778

Airlines 0.1%
United Airlines	3.500	04/01/19	1,299	1,298,500

Automotive 0.1%
Allison Transmision, Inc.	2.940	08/07/17	180	179,586
Chrysler Group LLC	3.250	12/31/18	2,474	2,475,042
Chrysler Group LLC	3.500	05/24/17	80	80,407

				2,735,035

Brokerage 0.1%
LPL Holdings, Inc.	3.250	03/29/19	1,474	1,472,763

Cable 0.2%
CSC Holdings LLC	2.775	04/17/20	1,976	1,968,866
Intelsat Jackson Holdings SA (Luxembourg)	3.750	06/30/19	2,500	2,497,500
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500	06/08/20	1,282	1,282,695

				5,749,061

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	17

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Capital Goods 0.4%
ADS Waste Holdings, Inc.	3.750%	10/09/19		1,461	$1,456,034
Allflex Holdings III, Inc.	4.250	07/17/20		985	990,336
OGF SA, Private Placement	4.000	10/30/20	EUR	2,885	3,272,990
RAC PLC	5.314	12/17/21	GBP	2,269	3,505,687
RBS Global, Inc./Rexnord LLC	4.000	08/21/20		3,448	3,457,942

					12,682,989

Chemicals 0.2%
Axalta Coating Systems US Holdings	3.750	02/01/20		1,897	1,901,079
CeramTec GmbH (Germany)	4.750	08/30/20	EUR	1,700	1,918,733
Macdermid, Inc.	4.500	06/08/20		983	991,273
OXEA Finance & Cy SCA (Luxembourg)	4.500	01/15/20	EUR	1,313	1,441,137

					6,252,222

Consumer 0.1%
Seaworld Parks & Entertainment, Inc.	3.000	05/14/20		2,134	2,089,704
Spectrum Brands, Inc.	3.000	09/04/17		1,830	1,831,413

					3,921,117

Electric 0.1%
Calpine Construction Finance Co. LP	3.000	05/04/20		516	512,589
Calpine Corp.	4.000	10/09/19		488	489,599
NRG Energy, Inc.	2.750	06/29/18		1,708	1,702,601

					2,704,789

Food & Beverage 0.6%
Albertsons Holdings LLC	5.000	08/23/19		8,800	8,862,858
B.C. Unlimited Liability Co.	4.500	12/10/21		2,527	2,555,466
Darling International, Inc.	3.250	01/06/21		1,485	1,485,000
H.J. Heinz Co.	3.000	06/07/19		1,444	1,445,390
H.J. Heinz Co.	3.250	06/05/20		1,323	1,324,314
Pinnacle Foods Finance LLC	3.000	04/29/20		1,656	1,655,021

					17,328,049

Gaming 0.1%
Boyd Gaming Corp.	4.000	08/14/20		785	789,104
CCM Merger, Inc.	4.500	08/06/21		355	357,148
MGM Resorts International	3.020	12/20/17		1,466	1,463,318

					2,609,570

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Healthcare & Pharmaceutical 1.4%
Alere, Inc.	3.184%	06/30/16		33	$33,058
Biomet, Inc.	3.778	07/25/17		7,050	7,047,800
Capsugel Holdings US, Inc.	3.500	08/01/18		2,326	2,328,770
Catalent Pharma Solutions, Inc.	4.250	05/20/21		568	572,273
CHS Community Health Systems, Inc.	3.434	12/31/18		2,075	2,087,355
Community Health Systems, Inc.	2.775	01/25/19		4,625	4,578,750
Community Health Systems, Inc.	4.250	01/27/21		359	361,106
DaVita Healthcare Partners, Inc.	3.500	06/24/21		3,920	3,930,176
Grifols Worldwide OPS Ltd.	3.269	02/26/21		6,692	6,709,156
Hologic, Inc.	1.932	08/01/17		206	205,648
Mallinckrodt International Finance (Luxembourg)	3.500	03/19/21		3,035	3,038,000
Ortho Clinical Diagnostics, Inc.	4.750	06/30/21		2,233	2,225,548
Quintiles Transnational Corp.	3.750	06/08/18		967	968,590
RPI Financial Trust	3.250	05/09/18		381	381,103
Valeant Pharmaceuticals International, Inc.	3.500	08/05/20		2,000	2,004,250
Valeant Pharmaceuticals International, Inc.	4.000	04/01/22		2,500	2,515,313

					38,986,896

Leisure
Activision Blizzard, Inc.	3.250	10/12/20		957	962,358

Lodging 0.2%
Hilton Worldwide Finance LLC	3.500	10/26/20		4,839	4,854,878

Media & Entertainment 0.3%
CBS Outdoor Americas CAP LLC	3.000	02/01/21		3,600	3,594,377
Entravision Communications Corp.	3.500	05/29/20		905	897,459
Nielsen Finance LLC	2.430	05/30/17		2,985	2,975,942
Nielsen Finance LLC	3.180	04/15/21		335	335,137

					7,802,915

Non-Captive Finance 0.2%
RBS WorldPay, Inc. (United Kingdom)	4.500	11/29/19		3,448	3,460,428
RBS WorldPay, Inc. (United Kingdom)	5.750	11/29/19	GBP	1,500	2,311,532

					5,771,960

Packaging
Berry Plastics Group, Inc.	3.750	01/06/21		908	910,779

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	19

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Technology 0.7%
Avago Technologies Finance Pte Ltd. (Indonesia)	3.750%	05/06/21	5,181	$5,202,887
BMC Software Finance, Inc.	5.000	09/10/20	2,232	2,191,837
CDW Corp.	3.250	04/29/20	1,225	1,223,476
First Data Corp.	3.682	03/26/18	141	141,040
First Data Corp.	3.775	09/24/18	225	225,328
Freescale Semiconductor, Inc.	4.250	02/28/20	98	98,346
Interactive Data Corp.	4.750	05/03/21	2,905	2,922,638
NXP BV (Netherlands)	3.250	01/10/20	419	418,102
Syniverse Holdings, Inc.	4.000	04/23/19	970	938,618
TransUnion LLC/TransUnion Financing Corp.	4.000	04/09/21	2,770	2,781,059
Vantiv LLC	2.275	06/13/19	963	944,855
Vantiv LLC	3.750	06/11/21	3,653	3,668,688

				20,756,874

Telecommunications 0.1%
Level 3 Finance, Inc.	4.000	01/15/20	1,000	1,002,917
SBA Senior Finance II, LLC	3.250	03/24/21	2,729	2,724,683

				3,727,600

TOTAL BANK LOANS (cost $141,992,365)				141,390,133

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.0%
Banc of America Commercial Mortgage Trust,
Series 2006-6, Class A2	5.309	10/10/45	36	36,364
Series 2006-6, Class A4	5.356	10/10/45	2,988	3,068,562
Series 2007-2, Class A1A	5.731(a)	04/10/49	2,002	2,125,156
Series 2007-2, Class A3	5.755(a)	04/10/49	200	202,378
Series 2007-2, Class A4	5.782(a)	04/10/49	5,000	5,279,865
Series 2007-5, Class A1A	5.361	02/10/51	2,075	2,227,264
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	5.736	06/11/50	27	26,712
CD Commercial Mortgage Trust,
Series 2007-CD4, Class A3	5.293	12/11/49	19	18,817
Series 2007-CD4, Class AMFX	5.366(a)	12/11/49	1,600	1,668,518
Citigroup Commercial Mortgage Trust,
Series 2008-C7, Class A4	6.349(a)	12/10/49	3,682	4,012,746
Series 2014-GC21, Class A4	3.575	05/10/47	6,230	6,607,563

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
COMM Mortgage Trust,
Series 2012-CR1, Class A3	3.391%	05/15/45	15	$15,865
Series 2012-CR1, Class XA, IO	2.284(a)	05/15/45	14,770	1,466,734
Series 2012-CR5, Class A3	2.540	12/10/45	1,000	998,519
Series 2013-CR7, Class A3	2.929	03/10/46	265	270,685
Series 2014-CR18, Class A3	3.528	07/15/47	10,000	10,534,820
Series 2014-KYO, Class XCP, IO, 144A	0.969(a)	06/11/27	71,488	430,855
Series 2014-UBS2, Class XB, IO, 144A	0.209(a)	03/10/47	171,811	2,145,919
Series 2014-UBS3, Class A3	3.546	06/10/47	8,600	9,039,168
Series 2014-UBS4, Class A4	3.420	08/10/47	7,100	7,396,489
Series 2015-LC19, Class XB, 144A	0.358(a)	02/10/48	123,049	2,859,536
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.240(a)	12/10/49	1,267	1,375,005
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224(a)	04/10/37	5,752	5,768,597
Credit Suisse Commercial Mortgage Trust,
Series 2006-C1, Class AM	5.646(a)	02/15/39	1,014	1,042,487
Series 2006-C3, Class A1A	6.000(a)	06/15/38	818	849,598
Series 2006-C5, Class A3	5.311	12/15/39	2,549	2,662,690
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230(a)	12/15/40	100	101,824
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XB	0.402(a)	04/15/50	66,743	1,622,923
Federal National Mortgage Association, Series 2012-M8, Class X1, IO	2.263(a)	12/25/19	41,988	2,460,099
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO	1.346(a)	04/25/20	5,157	225,117
Series K008, Class X1, IO	1.807(a)	06/25/20	22,516	1,445,284
Series K010, Class X1, IO	0.516(a)	10/25/20	22,166	269,758
Series K018, Class X1, IO	1.583(a)	01/25/22	16,502	1,259,075
Series K020, Class X1, IO	1.597(a)	05/25/22	21,371	1,775,718
Series K021, Class X1, IO	1.633(a)	06/25/22	4,402	377,865
Series K025, Class X1, IO	1.023(a)	10/25/22	96,951	5,253,502
Series K501, Class X1A, IO	1.747(a)	08/25/16	296	4,378
Series K710, Class X1, IO	1.907(a)	05/25/19	489	29,878
Series K711, Class X1, IO	1.827(a)	07/25/19	3,929	233,939
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.493(a)	11/10/45	4,000	4,036,760
GE Commercial Mortgage Corp., Series 2007-C1, Class AAB	5.477	12/10/49	35	35,252

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	21

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM	4.754%	05/10/43	156	$155,492
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class XB, IO, 144A	0.647(a)	02/10/46	103,126	3,821,128
Series 2014-GC20, Class XB, IO	0.500(a)	04/10/47	28,307	972,798
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3	2.860	06/10/46	4,000	4,061,360
Series 2013-GC12, Class XB, IO	0.683(a)	06/10/46	37,400	1,518,290
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A3	3.272	07/15/45	4,413	4,592,569
Series 2014-C21, Class XB, IO	0.475(a)	08/15/47	45,056	1,344,922
Series 2015-C27, Class XB	0.587(a)	02/15/48	52,766	2,075,076
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class A3	2.475	12/15/47	1,000	1,013,554
Series 2012-LC9, Class A4	2.611	12/15/47	1,700	1,697,987
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2004-CBX, Class AJ	4.951(a)	01/12/37	140	139,711
Series 2005-CB13, Class A3A1	5.423(a)	01/12/43	7	7,327
Series 2005-LDP2, Class AJ	4.842(a)	07/15/42	450	451,118
Series 2005-LDP2, Class AM	4.780	07/15/42	1,746	1,744,270
Series 2005-LDP3, Class A4B	4.996(a)	08/15/42	180	180,766
Series 2005-LDP3, Class AJ	5.168(a)	08/15/42	500	504,047
Series 2005-LDP4, Class AM	4.999(a)	10/15/42	750	754,603
Series 2006-CB14, Class AM	5.659(a)	12/12/44	1,000	1,023,112
Series 2006-LDP6, Class ASB	5.490(a)	04/15/43	4	4,212
Series 2007-CB20, Class A4	5.794(a)	02/12/51	60	64,508
Series 2007-LD11, Class A3	5.962(a)	06/15/49	172	174,403
Series 2007-LD11, Class A4	5.962(a)	06/15/49	1,109	1,181,867
Series 2007-LD12, Class A3	6.136(a)	02/15/51	90	90,448
Series 2007-LD12, Class A4	5.882(a)	02/15/51	4,000	4,278,932
Series 2011-C3, Class A2, 144A	3.673	02/15/46	332	340,100
Series 2013-C13, Class A3	3.525	01/15/46	4,630	4,873,830
Series 2013-LC11, Class A3	2.592	04/15/46	5,000	5,048,455
Series 2013-LC11, Class XB, IO	0.726(a)	04/15/46	34,956	1,407,863
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class AM	5.263(a)	11/15/40	70	70,697
Series 2006-C7, Class A2	5.300	11/15/38	139	139,901
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AM	5.490(a)	01/12/44	102	104,450

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Trust, (Continued)
Series 2006-C1, Class AM	5.866%(a)	05/12/39	30	$31,214
Series 2007-C1, Class A3	6.029(a)	06/12/50	247	248,335
ML-CFC Commercial Mortgage Trust,
Series 2006-1, Class AM	5.700(a)	02/12/39	5,160	5,307,308
Series 2006-2, Class AM	6.070(a)	06/12/46	100	104,623
Series 2006-3, Class A4	5.414(a)	07/12/46	4,113	4,287,041
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XB, IO, 144A	0.409(a)	08/15/45	65,968	1,282,286
Series 2013-C7, Class A3	2.655	02/15/46	3,000	3,004,185
Series 2013-C8, Class A3	2.863	12/15/48	6,900	6,982,165
Series 2013-C8, Class XB, IO, 144A	0.497(a)	12/15/48	68,276	2,203,949
Series 2013-C9, Class A3	2.834	05/15/46	5,400	5,474,250
Morgan Stanley Capital I Trust,
Series 2005-IQ10, Class A4B	5.284(a)	09/15/42	1,000	1,010,447
Series 2006-HQ9, Class AM	5.773(a)	07/12/44	200	209,573
Series 2007-HQ11, Class A31	5.439	02/12/44	27	27,349
Series 2007-HQ12, Class A2FX	5.861(a)	04/12/49	12	11,561
Series 2007-HQ12, Class A3	5.861(a)	04/12/49	2,380	2,376,423
Series 2007-IQ13, Class A1A	5.312	03/15/44	238	251,242
Series 2007-IQ14, Class AAB	5.654(a)	04/15/49	132	134,657
Series 2015-XLF1, Class B, 144A	1.932(a)	08/13/16	8,400	8,414,154
Series 2015-XLF1, Class XCP, 144A	1.429(a)	07/13/16	270,400	3,538,752
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3	2.533	12/10/45	2,800	2,819,771
Series 2012-C4, Class A4	2.792	12/10/45	1,500	1,522,639
Series 2013-C5, Class A3	2.920	03/10/46	6,400	6,504,832
Series 2013-C6, Class A3	2.971	04/10/46	2,900	2,962,344
Series 2013-C6, Class XB, IO, 144A	0.498(a)	04/10/46	140,883	4,184,507
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class AM	5.430(a)	10/15/44	321	324,843
Series 2005-C22, Class A4	5.439(a)	12/15/44	3,366	3,394,383
Series 2006-C25, Class A5	5.897(a)	05/15/43	4,000	4,134,308
Series 2006-C27, Class A3	5.765(a)	07/15/45	7,253	7,506,123
Series 2007-C31, Class A4	5.509	04/15/47	2,500	2,629,137
Series 2007-C31, Class A5	5.500	04/15/47	3,415	3,664,718
Series 2007-C32, Class A1A	5.903(a)	06/15/49	2,617	2,777,428
Series 2007-C33, Class A4	6.150(a)	02/15/51	248	262,162
Series 2007-C34, Class A1A	5.608(a)	05/15/46	5,764	6,122,923

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $233,432,100)				228,809,712

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	23

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS 44.7%

Aerospace & Defense 0.1%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/18	2,200	$2,358,400
Textron, Inc., Sr. Unsec’d. Notes	4.625	09/21/16	500	523,550

				2,881,950

Airlines 0.4%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass Through Certificates	4.000	07/15/25	3,316	3,465,539
Continental Airlines, Inc., Pass-Through Trust,
Series 2007-1, Class A, Pass-Through Certificates	5.983	04/19/22	986	1,109,680
Series 2012-2, Class A, Pass-Through Certificates	4.000	10/29/24	115	123,299
Series 2012-3, Class C, Pass-Through Certificates	6.125	04/29/18	3,000	3,180,000
Delta Air Lines, Inc., Pass-Through Trust,
Series 2007-1, Class A, Pass-Through Certificates	6.821	08/10/22	871	1,027,094
Series 2011-1, Class A, Pass-Through Certificates	5.300	04/15/19	83	90,659
United Airlines Pass-Through Trust,
Series 2013-1, Class A, Pass-Through Certificates	4.300	08/15/25	2,393	2,578,897

				11,575,168

Automotive 1.5%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes(b)	8.250	06/15/21	2,800	3,090,500
Daimler Finance North America LLC,
Gtd. Notes, 144A(b)	2.375	08/01/18	625	638,854
Gtd. Notes, 144A	2.950	01/11/17	750	772,460
Dana Holding Corp.,
Sr. Unsec’d. Notes	5.375	09/15/21	750	780,000
Sr. Unsec’d. Notes(b)	6.750	02/15/21	3,000	3,168,750
Ford Motor Co., Sr. Unsec’d. Notes(b)	4.750	01/15/43	1,670	1,744,924
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.375	01/16/18	650	659,897
Sr. Unsec’d. Notes	2.597	11/04/19	7,050	7,120,091

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive (cont’d.)
Ford Motor Credit Co. LLC, (Continued)
Sr. Unsec’d. Notes	3.000%	06/12/17	410	$421,535
Sr. Unsec’d. Notes	4.207	04/15/16	200	205,732
Sr. Unsec’d. Notes	4.250	02/03/17	6,470	6,783,918
General Motors Co.,
Sr. Unsec’d. Notes(b)	4.875	10/02/23	2,000	2,166,040
Sr. Unsec’d. Notes(b)	6.250	10/02/43	2,230	2,661,541
General Motors Financial Co., Inc.,
Gtd. Notes	2.750	05/15/16	1,575	1,594,884
Gtd. Notes	3.250	05/15/18	575	588,064
Gtd. Notes(b)	4.250	05/15/23	575	593,515
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.250	03/01/21	3,090	3,338,961
Lear Corp.,
Gtd. Notes	5.250	01/15/25	5,375	5,489,219
Gtd. Notes(b)	5.375	03/15/24	1,410	1,466,400

				43,285,285

Banking 9.4%
American Express Co.,
Jr. Sub. Notes(b)	5.200(a)	12/31/49	1,675	1,695,938
Sr. Unsec’d. Notes(b)	2.650	12/02/22	3,099	3,049,549
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A	4.250	04/01/23	263	270,233
Bank of America Corp.,
Jr. Sub. Notes(b)	5.125(a)	12/31/49	2,175	2,135,578
Jr. Sub. Notes	8.000(a)	12/29/49	3,190	3,409,312
Jr. Sub. Notes(b)	8.125(a)	12/29/49	1,000	1,080,000
Sr. Unsec’d. Notes	4.100	07/24/23	3,450	3,629,141
Sr. Unsec’d. Notes	5.625	10/14/16	160	169,760
Sr. Unsec’d. Notes	5.700	01/24/22	2,945	3,413,228
Sr. Unsec’d. Notes	5.875	01/05/21	450	522,723
Sr. Unsec’d. Notes	6.000	09/01/17	500	547,321
Sr. Unsec’d. Notes	7.625	06/01/19	490	588,693
Sr. Unsec’d. Notes, MTN	3.300	01/11/23	9,525	9,546,650
Sr. Unsec’d. Notes, MTN	4.000	04/01/24	2,200	2,303,939
Sr. Unsec’d. Notes, MTN(b)	5.000	01/21/44	280	309,135
Sr. Unsec’d. Notes, MTN	5.875	02/07/42	385	475,104
Sub. Notes, MTN	4.200	08/26/24	2,825	2,853,985
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes	3.000	02/24/25	4,675	4,690,292

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	25

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A	3.750%	03/10/24	3,225	$3,396,022
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	05/15/24	4,225	4,390,497
BB&T Corp., Sr. Unsec’d. Notes, MTN	1.600	08/15/17	25	25,179
BPCE SA (France), Gtd. Notes, MTN(b)	2.500	07/15/19	5,950	6,032,027
Branch Banking & Trust Co., Sub. Notes	0.590(a)	09/13/16	1,500	1,494,798
Capital One Bank USA NA,
Sr. Unsec’d. Notes	2.950	07/23/21	5,775	5,812,826
Sub. Notes	3.375	02/15/23	2,065	2,076,062
Capital One Financial Corp.,
Sr. Unsec’d. Notes(b)	3.750	04/24/24	4,125	4,265,106
Sr. Unsec’d. Notes(b)	4.750	07/15/21	300	334,081
Sub. Notes	6.150	09/01/16	110	116,687
Citigroup, Inc.,
Sr. Unsec’d. Notes(b)	3.375	03/01/23	7,400	7,462,774
Sr. Unsec’d. Notes(b)	3.875	10/25/23	2,350	2,444,583
Sr. Unsec’d. Notes	4.500	01/14/22	1,525	1,665,697
Sr. Unsec’d. Notes(b)	8.125	07/15/39	1,455	2,218,680
Sr. Unsec’d. Notes(b)	8.500	05/22/19	350	433,050
Sub. Notes	3.500	05/15/23	2,500	2,471,370
Sub. Notes	4.050	07/30/22	550	572,888
Sub. Notes	4.300	11/20/26	3,300	3,340,184
Sub. Notes	4.875	05/07/15	250	250,060
Sub. Notes	6.675	09/13/43	1,000	1,283,077
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	2.750	03/26/20	4,775	4,791,755
Credit Suisse New York (Switzerland),
Sr. Unsec’d. Notes, MTN(b)	3.625	09/09/24	2,375	2,431,589
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes(b)	3.700	05/30/24	3,275	3,326,519
Discover Bank,
Sr. Unsec’d. Notes	2.000	02/21/18	1,200	1,201,813
Sr. Unsec’d. Notes	4.200	08/08/23	5,500	5,735,345
Sub. Notes	7.000	04/15/20	800	944,599
Discover Financial Services,
Sr. Unsec’d. Notes(b)	3.750	03/04/25	2,560	2,559,724
Fifth Third Bancorp, Sub. Notes(b)	4.300	01/16/24	4,975	5,293,087

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Fifth Third Bank,
Sr. Unsec’d. Notes	1.450%	02/28/18	2,275	$2,269,135
Sr. Unsec’d. Notes	2.375	04/25/19	1,075	1,088,699
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.375(a)	12/31/49	5,225	5,219,775
Sr. Unsec’d. Notes	3.625	01/22/23	6,000	6,162,186
Sr. Unsec’d. Notes(b)	5.250	07/27/21	1,840	2,082,131
Sr. Unsec’d. Notes(b)(c)	5.750	01/24/22	4,590	5,326,736
Sr. Unsec’d. Notes	6.250	02/01/41	345	435,490
Sr. Unsec’d. Notes, MTN	4.000	03/03/24	1,875	1,960,708
Sr. Unsec’d. Notes, MTN(b)	4.800	07/08/44	2,105	2,237,493
Sr. Unsec’d. Notes, MTN	6.000	06/15/20	4,450	5,155,147
Sub. Notes	5.625	01/15/17	130	138,669
HSBC Holding PLC (United Kingdom),
Sr. Unsec’d. Notes	4.000	03/30/22	1,600	1,712,482
Sub. Notes	6.500	05/02/36	610	765,854
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	2.600	08/02/18	2,350	2,393,621
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes, RegS	5.750	11/16/20	2,556	2,893,267
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125	01/15/16	475	480,670
JPMorgan Chase & Co.,
Jr. Sub. Notes	5.150(a)	12/31/49	3,725	3,610,922
Jr. Sub. Notes	5.300(a)	12/31/49	2,675	2,671,656
Jr. Sub. Notes(b)	6.100(a)	12/31/49	3,400	3,519,000
Jr. Sub. Notes(b)	7.900(a)	04/29/49	130	138,450
Sr. Unsec’d. Notes	3.150	07/05/16	15	15,386
Sr. Unsec’d. Notes	3.200	01/25/23	9,500	9,550,958
Sr. Unsec’d. Notes(b)	3.250	09/23/22	2,115	2,146,112
Sr. Unsec’d. Notes	4.500	01/24/22	720	788,656
Sr. Unsec’d. Notes	5.400	01/06/42	600	701,908
Sr. Unsec’d. Notes	6.000	01/15/18	130	144,844
Sub. Notes	3.375	05/01/23	1,925	1,920,203
KeyBank NA, Sr. Unsec’d. Notes	1.650	02/01/18	700	702,732
Lloyds Bank PLC (United Kingdom),
Bank Gtd. Notes	2.300	11/27/18	1,100	1,119,504
Bank Gtd. Notes	6.375	01/21/21	4,570	5,493,972
Bank Gtd. Notes, MTN, 144A	5.800	01/13/20	100	116,667

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	27

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%	03/21/18	675	$677,354
Morgan Stanley,
Jr. Sub. Notes(b)	5.450(a)	12/31/49	1,925	1,939,438
Jr. Sub. Notes, Series J	5.550(a)	12/31/49	2,175	2,185,875
Sr. Unsec’d. Notes(b)	3.750	02/25/23	7,910	8,188,274
Sr. Unsec’d. Notes(b)	6.375	07/24/42	700	904,653
Sr. Unsec’d. Notes, GMTN	5.450	01/09/17	330	351,919
Sr. Unsec’d. Notes, MTN(b)	2.125	04/25/18	2,880	2,903,316
Sr. Unsec’d. Notes, MTN	5.500	07/28/21	1,035	1,192,898
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	680	770,021
Sr. Unsec’d. Notes, MTN(b)	6.250	08/28/17	1,930	2,129,384
Sr. Unsec’d. Notes, MTN	6.625	04/01/18	100	113,282
Sub. Notes, MTN	4.100	05/22/23	815	836,020
Sub. Notes, MTN	4.875	11/01/22	930	1,007,491
Sub. Notes, MTN	5.000	11/24/25	2,075	2,247,352
National Savings Bank, Sr. Unsec’d. Notes, RegS	8.875	09/18/18	1,000	1,085,000
Northern Trust Corp., Sub. Notes	3.950	10/30/25	4,375	4,648,941
People’s United Bank, Sub. Notes	4.000	07/15/24	1,125	1,141,419
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22	325	331,811
PNC Bank NA,
Sr. Unsec’d. Notes(c)	3.300	10/30/24	6,225	6,399,810
Sub. Notes	2.950	01/30/23	900	897,145
Sub. Notes	3.800	07/25/23	2,425	2,546,973
Sub. Notes	4.200	11/01/25	2,125	2,304,818
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854(d)	11/09/22	125	125,320
Sub. Notes	3.900	04/29/24	1,910	1,982,708
PNC Funding Corp., Bank Gtd. Notes	2.700	09/19/16	50	51,171
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	6.125	01/11/21	350	414,317
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes	3.000	09/24/15	75	75,479
Sr. Unsec’d. Notes	4.625	04/19/16	870	899,954
State Street Corp., Sr. Unsec’d. Notes	3.700	11/20/23	3,850	4,082,759

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes(b)	2.450%	01/10/19	1,925	$1,952,358
Bank Gtd. Notes	3.000	01/18/23	800	799,680
Gtd. Notes, GMTN(b)	2.250	07/11/19	2,175	2,188,609
SunTrust Bank, Sr. Unsec’d. Notes	2.750	05/01/23	1,225	1,207,170
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350	11/01/18	2,000	2,031,958
US Bancorp,
Jr. Sub. Notes	3.442	02/01/16	130	132,529
Sub. Notes, MTN	2.950	07/15/22	25	25,094
Sub. Notes, MTN(b)	3.600	09/11/24	3,175	3,292,669
Wells Fargo & Co.,
Sr. Unsec’d. Notes	0.479(a)	10/28/15	200	200,127
Sr. Unsec’d. Notes, MTN	3.000	01/22/21	3,700	3,809,272
Sr. Unsec’d. Notes, MTN	3.500	03/08/22	930	974,536
Sr. Unsec’d. Notes, MTN	4.600	04/01/21	250	279,050
Sub. Notes	5.606	01/15/44	1,460	1,698,879
Sub. Notes, MTN	4.125	08/15/23	2,900	3,083,654
Sub. Notes, MTN	4.650	11/04/44	3,185	3,251,726

				267,385,906

Brokerage 0.2%
Ameriprise Financial, Inc., Sr. Unsec’d. Notes(b)	3.700	10/15/24	5,500	5,802,544
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	175	174,072
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000	09/13/16	540	545,219

				6,521,835

Building Materials & Construction 1.6%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $5,902,500; purchased 10/27/14 - 02/11/15)(b)(e)(f)	5.375	11/15/24	5,825	5,970,625
Sr. Unsec’d. Notes, 144A (original cost $3,247,500; purchased 12/06/13 - 11/21/14)(e)(f)	6.750	05/01/21	3,000	3,187,500
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS	9.875	04/30/19	1,770	1,954,753

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	29

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19		2,300	$2,540,074
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	4.750	01/11/22	EUR	1,600	1,832,493
Sr. Sec’d. Notes, 144A	5.700	01/11/25		1,000	1,002,200
Sr. Sec’d. Notes, 144A(b)	6.500	12/10/19		3,000	3,217,500
CeramTec Group GmbH (Germany), Gtd. Notes, 144A	8.250	08/15/21	EUR	500	617,613
KB Home, Gtd. Notes(b)	7.500	09/15/22		3,425	3,579,125
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		104	106,201
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A (original cost $625,000; purchased 06/19/14)(e)(f)	5.250	06/27/29		625	537,500
Gtd. Notes, 144A (original cost $255,785; purchased 10/22/12)(b)(e)(f)	7.125	06/26/42		220	196,075
Owens Corning, Inc., Gtd. Notes	4.200	12/15/22		125	129,601
Standard Pacific Corp., Gtd. Notes	8.375	05/15/18		9,378	10,772,977
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 144A (original cost $3,535,000; purchased 05/12/14)(e)(f)	5.250	04/15/21		3,500	3,508,750
US Concrete, Inc., Sr. Sec’d. Notes	8.500	12/01/18		6,300	6,709,500

					45,862,487

Cable 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes	7.000	01/15/19		4,150	4,310,812
Gtd. Notes, 144A(b)	5.125	05/01/23		2,625	2,598,750
Gtd. Notes(b)	5.750	01/15/24		1,100	1,113,750
Gtd. Notes, 144A(b)	5.375	05/01/25		1,650	1,621,125
Gtd. Notes, 144A	5.875	05/01/27		5,075	4,998,875
CSC Holdings LLC,
Sr. Unsec’d. Notes	7.875	02/15/18		2,040	2,305,200
Sr. Unsec’d. Notes(b)	8.625	02/15/19		4,766	5,519,505
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500	03/01/16		130	132,679
DISH DBS Corp., Gtd. Notes	4.250	04/01/18		1,500	1,526,850

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes(b)	5.500%	08/01/23		2,000	$1,882,500
Gtd. Notes(b)	7.250	04/01/19		3,500	3,626,875
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000	05/15/17		2,400	2,442,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A	5.500	09/15/22	EUR	144	173,850
Sr. Sec’d. Notes, MTN, 144A	5.125	01/21/23	EUR	558	667,903
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625	07/01/20		150	155,963
Videotron Ltd. (Canada),
Gtd. Notes(b)	5.000	07/15/22		4,500	4,643,100
Gtd. Notes	9.125	04/15/18		71	72,463
Gtd. Notes, 144A(b)	5.375	06/15/24		2,400	2,487,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000	04/15/21	GBP	720	1,160,872

					41,440,072

Capital Goods 1.9%
Actuant Corp., Gtd. Notes	5.625	06/15/22		3,075	3,182,625
AP Moeller-Maersk A/S (Denmark), Unsec’d. Notes, 144A	2.550	09/22/19		2,450	2,487,372
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500	07/15/22		1,925	2,060,963
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	1.250	11/06/17		325	325,455
CITIC Pacific Ltd. (China),
Sr. Unsec’d. Notes, MTN, RegS	6.875	01/21/18		2,450	2,720,799
Sr. Unsec’d. Notes, RegS	6.800	01/17/23		2,500	2,948,175
CNH Capital LLC, Gtd. Notes	3.875	11/01/15		500	502,500
Deere & Co., Sr. Unsec’d. Notes	2.600	06/08/22		50	50,138
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $131,355; purchased 05/30/13)(e)(f)	6.700	06/01/34		110	137,899
Gtd. Notes, 144A (original cost $2,232,116; purchased 05/14/13)(e)(f)	7.000	10/15/37		1,725	2,259,805

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	31

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
General Electric Co.,
Sr. Unsec’d. Notes	4.125%	10/09/42	50	$51,877
Sr. Unsec’d. Notes	4.500	03/11/44	75	82,326
Griffon Corp.,
Gtd. Notes	5.250	03/01/22	6,450	6,514,500
H&E Equipment Services, Inc., Gtd. Notes(b)	7.000	09/01/22	2,000	2,095,000
Hertz Corp. (The), Gtd. Notes	6.750	04/15/19	3,125	3,233,719
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $274,593; purchased 09/24/12)(e)(f)	2.500	03/15/16	275	278,329
Sr. Unsec’d. Notes, 144A (original cost $449,024; purchased 01/14/13)(e)(f)	2.875	07/17/18	450	459,836
Unsec’d. Notes, 144A (original cost $24,976; purchased 05/08/12)(e)(f)	3.125	05/11/15	25	25,010
Pentair Finance SA,
Gtd. Notes	1.350	12/01/15	325	325,684
Gtd. Notes	1.875	09/15/17	50	50,238
Roper Industries, Inc.,
Sr. Unsec’d. Notes	1.850	11/15/17	175	176,092
SPX Corp., Gtd. Notes	6.875	09/01/17	1,000	1,090,000
Terex Corp.,
Gtd. Notes	6.000	05/15/21	5,050	5,125,750
Gtd. Notes(b)	6.500	04/01/20	1,005	1,050,225
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A (original cost $3,299,400; purchased 06/30/14)(e)(f)	7.500	02/15/19	3,120	3,213,600
United Rentals North America, Inc.,
Gtd. Notes(b)	5.500	07/15/25	925	937,071
Gtd. Notes	7.375	05/15/20	3,000	3,234,870
Gtd. Notes	7.625	04/15/22	6,444	7,104,510
Sr. Unsec’d. Notes	8.250	02/01/21	272	293,420
United Technologies Corp.,
Sr. Unsec’d. Notes	4.500	06/01/42	140	149,086

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Xylem, Inc.,
Sr. Unsec’d. Notes	3.550%	09/20/16	1,635	$1,685,907
Sr. Unsec’d. Notes	4.875	10/01/21	50	54,825

				53,907,606

Chemicals 1.4%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43	1,350	1,430,202
Sr. Unsec’d. Notes	5.250	01/15/45	655	719,486
Sr. Unsec’d. Notes	6.125	01/15/41	170	204,160
Ashland, Inc.,
Sr. Unsec’d. Notes(b)	3.875	04/15/18	4,624	4,762,720
Sr. Unsec’d. Notes	6.875	05/15/43	4,100	4,428,000
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	1,765	1,819,163
Gtd. Notes	5.375	03/15/44	1,300	1,418,036
Gtd. Notes	6.875	05/01/18	160	182,202
Gtd. Notes	7.125	05/01/20	125	150,282
Dow Chemical Co. (The),
Sr. Unsec’d. Notes(b)	3.000	11/15/22	1,550	1,560,042
Sr. Unsec’d. Notes	4.250	11/15/20	3,150	3,439,283
Sr. Unsec’d. Notes	4.625	10/01/44	15	15,275
Sr. Unsec’d. Notes	5.250	11/15/41	125	136,637
Sr. Unsec’d. Notes	9.400	05/15/39	95	151,941
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20	3,080	3,127,755
Sr. Unsec’d. Notes	3.600	08/15/22	500	516,448
Sr. Unsec’d. Notes	4.650	10/15/44	1,210	1,245,002
Ecolab, Inc., Sr. Unsec’d. Notes	1.450	12/08/17	600	599,192
Koppers, Inc., Gtd. Notes	7.875	12/01/19	1,600	1,606,000
LYB International Finance BV (Netherlands),
Gtd. Notes	4.875	03/15/44	1,835	1,939,134
Gtd. Notes	5.250	07/15/43	415	454,511
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	4.625	02/26/55	2,090	2,014,212
Sr. Unsec’d. Notes	6.000	11/15/21	700	822,760
Monsanto Co., Sr. Unsec’d. Notes	4.400	07/15/44	575	587,680

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	33

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450%	11/15/33	710	$802,044
Sr. Unsec’d. Notes(b)	5.625	11/15/43	2,335	2,697,362
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350	12/15/17	350	350,151
W.R. Grace & Co., Sr. Unsec’d. Notes, 144A(b)	5.125	10/01/21	1,975	2,058,938

				39,238,618

Consumer 0.7%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250	07/15/17	50	49,750
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(b)	4.625	05/15/21	5,400	5,076,000
Jarden Corp., Gtd. Notes	6.125	11/15/22	500	523,750
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.050	12/01/17	375	378,023
PVH Corp., Sr. Unsec’d. Notes(b)	4.500	12/15/22	5,005	5,105,100
QVC, Inc., Sr. Sec’d. Notes(b)	5.125	07/02/22	1,800	1,893,298
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625	12/15/20	3,500	3,683,750
Service Corp. International,
Sr. Unsec’d. Notes	4.500	11/15/20	2,135	2,183,037

				18,892,708

Electric 1.7%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes	2.950	12/15/22	550	551,964
Calpine Corp.,
Sr. Unsec’d. Notes(b)	5.375	01/15/23	2,175	2,194,031
Sr. Unsec’d. Notes(b)	5.750	01/15/25	2,325	2,336,741
Connecticut Light & Power Co. (The), First Ref. Mtge.	2.500	01/15/23	375	370,177
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250	12/01/20	3,100	3,286,000
DPL, Inc.,
Sr. Unsec’d. Notes(b)	7.250	10/15/21	2,225	2,403,000
Sr. Unsec’d. Notes, 144A	6.750	10/01/19	1,650	1,765,500
Duke Energy Carolinas LLC, First Ref. Mtge.	4.000	09/30/42	50	51,242
Duke Energy Corp., Sr. Unsec’d. Notes	1.625	08/15/17	225	227,354
Dynegy, Inc.,
Gtd. Notes, 144A	6.750	11/01/19	5,850	6,113,250
Gtd. Notes, 144A	7.375	11/01/22	9,200	9,798,000
Entergy Arkansas, Inc., First Mtge.	3.050	06/01/23	450	455,774
Entergy Corp., Sr. Unsec’d. Notes	4.700	01/15/17	75	78,379

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18		950	$970,352
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	5.450	07/15/44		800	869,863
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	3.625	06/15/23		1,575	1,632,763
NRG Energy, Inc.,
Gtd. Notes(b)	6.250	05/01/24		4,000	4,090,000
Gtd. Notes(b)	6.625	03/15/23		4,250	4,473,125
Gtd. Notes	7.625	01/15/18		4,406	4,879,645
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150	04/01/22		75	76,834
Public Service Electric & Gas Co., Sec’d. Notes, MTN(b)	3.650	09/01/42		200	196,905
South Carolina Electric & Gas Co.,
First Mtge.	4.350	02/01/42		130	137,111
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, MTN, 144A	7.875	10/01/20	EUR	125	154,434
Techem GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	6.125	10/01/19	EUR	200	238,325
Westar Energy, Inc., First Mtge.	4.100	04/01/43		325	339,762

					47,690,531

Energy - Integrated 0.7%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	1.846	05/05/17		150	152,243
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.450	09/15/42		1,070	991,627
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A(b)	5.375	01/26/19		6,540	5,118,858
Gtd. Notes, 144A	7.250	12/12/21		5,750	4,542,500
Reliance Holding USA, Inc. (India),
Gtd. Notes, 144A	5.400	02/14/22		1,750	1,929,398
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500	11/14/22		7,740	7,797,276

					20,531,902
Energy - Other 0.7%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250	04/08/19		900	387,000

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	35

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	6.375%	09/15/17	4,460	$4,956,032
Sr. Unsec’d. Notes	6.450	09/15/36	750	926,761
Bristow Group, Inc., Gtd. Notes	6.250	10/15/22	2,625	2,572,500
California Resources Corp., Gtd. Notes(b)	6.000	11/15/24	2,675	2,527,875
Cameron International Corp., Sr. Unsec’d. Notes	5.950	06/01/41	100	107,485
Denbury Resources, Inc., Gtd. Notes(b)	5.500	05/01/22	2,000	1,895,000
Halliburton Co., Sr. Unsec’d. Notes(b)	4.750	08/01/43	3,100	3,353,214
Nabors Industries, Inc.,
Gtd. Notes	4.625	09/15/21	762	757,209
Gtd. Notes	6.150	02/15/18	80	85,694
Noble Energy, Inc.,
Sr. Unsec’d. Notes	4.150	12/15/21	500	531,070
Sr. Unsec’d. Notes	5.250	11/15/43	395	422,411
Sr. Unsec’d. Notes	6.000	03/01/41	1,390	1,559,577
Noble Holding International Ltd., Gtd. Notes	2.500	03/15/17	25	24,987
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A (original cost $662,793; purchased 09/26/13)(b)(e)(f)	5.875	09/25/22	695	361,365

				20,468,180

Food & Beverage 1.7%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000	01/17/43	600	596,915
Anheuser-Busch InBev Worldwide, Inc.
(Belgium), Gtd. Notes	2.500	07/15/22	200	197,192
(Belgium), Gtd. Notes	8.200	01/15/39	250	389,871
ARAMARK Corp., Gtd. Notes	5.750	03/15/20	1,600	1,668,000
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250	10/05/16	3,380	3,694,289
BRF SA (Brazil),
Gtd. Notes, 144A	5.875	06/06/22	1,535	1,688,500
Sr. Unsec’d. Notes, 144A	3.950	05/22/23	1,025	989,843
Sr. Unsec’d. Notes, 144A	4.750	05/22/24	500	508,750
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A(b)	4.750	10/01/18	950	997,355
ConAgra Foods, Inc., Sr. Unsec’d. Notes	2.100	03/15/18	179	179,425

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Food & Beverage (cont’d.)
Constellation Brands, Inc.,
Gtd. Notes	6.000%	05/01/22		450	$515,250
Gtd. Notes	7.250	09/01/16		550	589,820
Cott Beverages, Inc. (Canada), 144A	6.750	01/01/20		4,400	4,609,000
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	5.000	10/01/23		1,050	1,157,703
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23		5,250	5,460,000
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250	01/29/18		3,000	3,094,530
JBS Investments GmbH (Brazil), Sr. Unsec’d. Notes, 144A	7.750	10/28/20		2,650	2,872,600
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A (original cost $1,081,250; purchased 06/17/14)(e)(f)	7.250	06/01/21		1,000	1,055,000
Gtd. Notes, RegS (original cost $1,605,000; purchased 10/01/14)(b)(e)(f)	8.250	02/01/20		1,500	1,593,750
JM Smucker Co. (The),
Gtd. Notes, 144A	3.000	03/15/22		1,700	1,706,203
Gtd. Notes, 144A	3.500	03/15/25		1,225	1,233,539
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes	6.125	08/23/18		160	181,196
Sr. Unsec’d. Notes	6.500	02/09/40		1,020	1,283,270
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250	02/10/22		250	274,750
Molson Coors Brewing Co., Gtd. Notes	2.000	05/01/17		50	50,583
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes	6.625	08/15/22		2,000	2,155,000
Sr. Unsec’d. Notes, 144A	5.250	08/01/18		3,387	3,471,675
Sr. Unsec’d. Notes, 144A	5.875	08/01/21		2,400	2,520,000
Stretford 79 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	07/15/24	GBP	1,137	1,471,972
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes (original cost $2,954,125; purchased 12/20/13 - 02/27/14)(e)(f)	8.875	12/15/17		2,690	2,827,862
Tyson Foods, Inc., Gtd. Notes	6.600	04/01/16		340	357,200

					49,391,043

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	37

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Gaming 1.0%
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes	9.875%	08/15/18	100	$104,250
MGM Resorts International,
Gtd. Notes(b)	6.000	03/15/23	4,800	4,971,000
Gtd. Notes(b)	6.625	12/15/21	1,000	1,070,000
Gtd. Notes(b)	7.625	01/15/17	500	537,400
Pinnacle Entertainment, Inc.,
Gtd. Notes	6.375	08/01/21	2,800	2,975,000
Gtd. Notes(b)	7.500	04/15/21	2,500	2,643,750
Gtd. Notes	8.750	05/15/20	1,400	1,471,750
Scientific Games International, Inc., 144A	10.000	12/01/22	6,000	5,565,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(b)	5.500	03/01/25	4,750	4,767,812
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.250	10/15/21	4,000	3,750,000

				27,855,962

Healthcare & Pharmaceutical 4.0%
Actavis Funding SCS,
Gtd. Notes(b)	3.800	03/15/25	2,375	2,400,593
Gtd. Notes	4.550	03/15/35	2,650	2,659,797
Gtd. Notes(b)	4.750	03/15/45	1,425	1,440,588
Actavis, Inc., Sr. Unsec’d. Notes	1.875	10/01/17	2,500	2,505,670
Amgen, Inc., Sr. Unsec’d. Notes	5.375	05/15/43	610	689,506
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes(b)	4.000	09/18/42	130	130,844
Becton Dickinson and Co., Sr. Unsec’d. Notes(b)	3.734	12/15/24	2,795	2,886,125
Biomet, Inc., Gtd. Notes	6.500	08/01/20	3,000	3,176,250
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000	05/15/19	2,500	2,550,000
CHS/Community Health Systems, Inc.,
Gtd. Notes(b)	8.000	11/15/19	5,300	5,618,000
Sr. Sec’d. Notes	5.125	08/15/18	150	155,625
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250	01/15/19	5,024	5,067,960
ConvaTec Healthcare E SA (Luxembourg),
Gtd. Notes, 144A	10.500	12/15/18	3,684	3,895,830
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875	02/15/21	1,120	1,227,313
Sr. Unsec’d. Notes, 144A	5.000	12/15/21	1,830	2,023,012

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	2,415	$2,704,800
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A(b)	4.125	10/15/20	3,000	3,052,500
Gilead Sciences, Inc., Sr. Unsec’d. Notes(b)	3.500	02/01/25	1,920	1,991,274
GlaxoSmithKline Capital, Inc., Gtd. Notes	6.375	05/15/38	730	960,182
HCA, Inc.,
Gtd. Notes(b)	5.875	05/01/23	2,000	2,162,500
Gtd. Notes	8.000	10/01/18	4,500	5,231,250
Sr. Sec’d. Notes(b)	4.250	10/15/19	1,675	1,750,375
Sr. Sec’d. Notes(b)	4.750	05/01/23	3,400	3,570,000
Sr. Sec’d. Notes(b)	5.250	04/15/25	2,000	2,167,500
HCA, Inc., (Continued)
Sr. Sec’d. Notes(b)	5.875	03/15/22	3,425	3,831,719
Sr. Unsec’d. Notes	7.190	11/15/15	100	102,750
Healthsouth Corp., Gtd. Notes	5.125	03/15/23	1,200	1,236,000
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200	02/01/22	25	25,187
Sr. Unsec’d. Notes	4.625	11/15/20	5,530	6,045,656
LifePoint Hospitals, Inc., Gtd. Notes(b)	5.500	12/01/21	3,875	4,073,012
Medco Health Solutions, Inc., Gtd. Notes	7.125	03/15/18	1,000	1,146,799
Medtronic, Inc.,
Gtd. Notes, 144A(b)	4.375	03/15/35	3,365	3,555,321
Sr. Unsec’d. Notes, 144A	3.500	03/15/25	7,955	8,226,210
Merck & Co, Inc., Sr. Unsec’d. Notes(b)	4.150	05/18/43	2,650	2,752,767
Mylan, Inc., Gtd. Notes	2.600	06/24/18	1,200	1,219,181
Pfizer, Inc., Sr. Unsec’d. Notes	4.300	06/15/43	2,350	2,435,634
Select Medical Corp., Gtd. Notes	6.375	06/01/21	7,821	7,786,588
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(b)	4.375	10/01/21	2,750	2,715,625
Sr. Sec’d. Notes(b)	6.250	11/01/18	600	649,350
Sr. Unsec’d. Notes(b)	8.125	04/01/22	1,700	1,855,125
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A(b)	6.750	08/15/18	3,570	3,779,738
Sr. Unsec’d. Notes, 144A(b)	6.125	04/15/25	2,000	2,063,750
Zoetis, Inc., Sr. Unsec’d. Notes	4.700	02/01/43	20	20,212

				113,538,118

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	39

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare Insurance 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes(b)	2.750%	11/15/22	450	$448,000
Sr. Unsec’d. Notes	4.125	11/15/42	325	329,477
Sr. Unsec’d. Notes	4.500	05/15/42	530	571,198
Cigna Corp., Sr. Unsec’d. Notes	5.375	02/15/42	350	422,587
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950	03/15/17	320	348,023
Humana, Inc., Sr. Unsec’d. Notes	2.625	10/01/19	2,075	2,112,894
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.950	10/15/42	175	173,527
Sr. Unsec’d. Notes	4.375	03/15/42	1,055	1,111,833
WellPoint, Inc.,
Sr. Unsec’d. Notes	4.650	01/15/43	120	125,543
Sr. Unsec’d. Notes	5.100	01/15/44	515	575,142

				6,218,224

Insurance 1.9%
Allied World Assurance Co. Ltd.,
Gtd. Notes	7.500	08/01/16	100	107,432
American International Group, Inc.,
Sr. Unsec’d. Notes(b)	4.500	07/16/44	2,800	2,898,389
Sr. Unsec’d. Notes	6.400	12/15/20	4,490	5,387,600
Aon Corp. (United Kingdom), Gtd. Notes	3.125	05/27/16	110	112,476
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	4.500	02/11/43	740	815,427
Dai-ichi Life Insurance Co. Ltd. (The) (Japan),
Sub. Notes, 144A	5.100(a)	12/29/49	1,175	1,286,625
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43	1,062	1,067,026
Sr. Unsec’d. Notes	5.125	04/15/22	205	231,805
Sr. Unsec’d. Notes	5.950	10/15/36	215	264,339
Sr. Unsec’d. Notes	6.100	10/01/41	280	354,882
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	1,975	2,090,794
Gtd. Notes, 144A	4.850	08/01/44	5,425	5,649,779
Gtd. Notes, 144A	4.950	05/01/22	75	82,540
Gtd. Notes, 144A	6.500	05/01/42	1,530	1,880,872
Sr. Unsec’d. Notes, 144A	6.700	08/15/16	115	122,920
Lincoln National Corp.,
Sr. Unsec’d. Notes	4.200	03/15/22	70	75,308
Sr. Unsec’d. Notes	6.300	10/09/37	175	220,035
Sr. Unsec’d. Notes	7.000	06/15/40	4,550	6,156,951

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Markel Corp.,
Sr. Unsec’d. Notes	4.900%	07/01/22	2,020	$2,218,221
Sr. Unsec’d. Notes	5.000	03/30/43	3,125	3,274,409
Sr. Unsec’d. Notes	7.125	09/30/19	630	745,900
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A	5.375	12/01/41	320	372,997
MetLife, Inc.,
Sr. Unsec’d. Notes	4.368	09/15/23	2,225	2,454,380
Sr. Unsec’d. Notes	4.875	11/13/43	670	760,432
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100(a)	10/16/44	4,825	5,271,313
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	200	255,708
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43	975	984,364
Swiss Re Treasury US Corp., Gtd. Notes, 144A	4.250	12/06/42	795	817,804
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A (original cost $1,948,187; purchased 09/15/14)(e)(f)	4.900	09/15/44	1,950	2,136,822
Sub. Notes, 144A (original cost $860,535; purchased 09/27/12 - 03/13/13)(e)(f)	6.850	12/16/39	640	863,499
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A (original cost $1,716,904; purchased 10/27/14)(e)(f)	2.950	11/01/19	1,720	1,756,884
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625	03/15/22	1,435	1,549,506
Sr. Unsec’d. Notes	5.375	09/15/20	1,500	1,687,595

				53,955,034

Lodging 0.2%
Carnival Corp.,
Gtd. Notes	1.200	02/05/16	950	951,756
Gtd. Notes	1.875	12/15/17	425	426,269
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/19	115	118,473
Sr. Unsec’d. Notes	3.250	09/15/22	75	75,757

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	41

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging (cont’d.)
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes	6.750%	05/15/18	150	$169,232
Sr. Unsec’d. Notes	7.150	12/01/19	550	644,576
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950	03/01/17	3,820	3,903,570

				6,289,633

Media & Entertainment 2.5%
21st Century Fox America, Inc.,
Gtd. Notes	6.150	03/01/37	1,075	1,317,999
Gtd. Notes(b)	6.150	02/15/41	1,550	1,923,823
Gtd. Notes	8.000	10/17/16	100	109,931
AMC Entertainment, Inc., Gtd. Notes	9.750	12/01/20	3,450	3,751,875
AMC Networks, Inc.,
Gtd. Notes	4.750	12/15/22	1,270	1,293,813
Gtd. Notes	7.750	07/15/21	8,912	9,714,080
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,543,750; purchased 08/04/14)(e)(f)	7.500	08/15/19	2,500	2,537,500
Carmike Cinemas, Inc., Sec’d. Notes	7.375	05/15/19	5,000	5,281,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375	06/01/24	6,900	7,124,250
Cinemark USA, Inc.,
Gtd. Notes	4.875	06/01/23	6,500	6,572,800
Gtd. Notes(b)	5.125	12/15/22	3,200	3,307,840
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	6.500	11/15/22	135	141,413
Gtd. Notes(b)	6.500	11/15/22	365	385,988
Gannett Co., Inc., Gtd. Notes, 144A(b)	4.875	09/15/21	1,625	1,669,688
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	2,500	2,768,750
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A	6.000	07/18/20	2,860	3,160,300
Gtd. Notes, 144A	6.375	07/28/17	2,150	2,319,312
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,724,606; purchased 09/22/14)(e)(f)	5.000	08/01/18	4,615	4,764,987

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands), Gtd. Notes, 144A	5.000%	04/15/22	6,274	$6,308,507
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000	09/15/19	2,525	2,588,125
Time Warner, Inc., Gtd. Notes	6.200	03/15/40	1,750	2,124,885
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $1,900,781; purchased 04/13/15)(e)(f)	5.125	02/15/25	1,875	1,889,062
Viacom, Inc.,
Sr. Unsec’d. Notes	4.500	02/27/42	250	228,512
Sr. Unsec’d. Notes(b)	4.875	06/15/43	380	366,971
Sr. Unsec’d. Notes	6.250	04/30/16	100	105,315

				71,756,726

Metals 1.2%
Alcoa, Inc., Sr. Unsec’d. Notes(b)	5.125	10/01/24	1,000	1,077,923
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes	4.500	08/05/15	475	477,375
Sr. Unsec’d. Notes	5.250	02/25/17	2,400	2,496,960
Sr. Unsec’d. Notes	6.125	06/01/18	500	533,750
Sr. Unsec’d. Notes(b)	7.000	02/25/22	3,425	3,720,406
Berau Capital Resources (Singapore), Sr. Sec’d. Notes, RegS	12.500	07/08/15	1,900	1,033,600
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	09/30/43	1,700	1,893,807
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.125	12/15/20	2,375	2,339,375
Evraz Group SA (Russia), Sr. Unsec’d. Notes, RegS	6.750	04/27/18	1,000	945,000
Evraz Group SA (Russia), Sr. Unsec’d. Notes, RegS(b)	7.400	04/24/17	1,000	980,000
FMG Resources (August 2006) Pty Ltd. (Australia),
Gtd. Notes, 144A(b)	6.000	04/01/17	2,700	2,786,400
Gtd. Notes, 144A(b)	6.875	02/01/18	622	644,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	2.150	03/01/17	50	50,110
Glencore Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050	10/23/15	1,675	1,681,365
Gtd. Notes, 144A	2.700	10/25/17	350	355,727

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	43

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	1,650	$1,673,506
GrafTech International Ltd., Gtd. Notes(b)	6.375	11/15/20	3,000	2,565,000
Kaiser Aluminum Corp., Gtd. Notes	8.250	06/01/20	2,200	2,392,500
Peabody Energy Corp.,
Gtd. Notes(b)	6.000	11/15/18	100	78,813
Gtd. Notes	6.250	11/15/21	400	240,000
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes(b)	5.875	04/23/45	625	614,562
Sr. Unsec’d. Notes(b)	6.750	04/16/40	2,575	2,781,013
Sr. Unsec’d. Notes	7.500	07/27/35	800	918,800
Teck Resources Ltd. (Canada),
Gtd. Notes	2.500	02/01/18	100	99,673
Sr. Unsec’d. Notes	4.750	01/15/22	90	88,547
Vedanta Resources PLC, Sr. Unsec’d. Notes, RegS(b)	6.750	06/07/16	1,245	1,274,506

				33,742,718

Non-Captive Finance 1.0%
AerCap Ireland Capital Ltd. AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A(b)	4.500	05/15/21	1,150	1,210,375
CIT Group, Inc.,
Sr. Unsec’d. Notes(b)	3.875	02/19/19	2,800	2,775,500
Sr. Unsec’d. Notes	5.000	05/15/17	2,250	2,328,750
Sr. Unsec’d. Notes(b)	5.000	08/01/23	2,200	2,248,125
Sr. Unsec’d. Notes(b)	5.250	03/15/18	4,700	4,871,550
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100	01/09/23	295	305,494
Sr. Unsec’d. Notes, MTN	5.875	01/14/38	550	714,450
Sr. Unsec’d. Notes, MTN(c)	6.875	01/10/39	1,085	1,572,176
Sub. Notes, MTN	5.300	02/11/21	450	521,115
International Lease Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/15/16	25	25,844
Sr. Unsec’d. Notes	6.250	05/15/19	25	27,625
Sr. Unsec’d. Notes	8.625	09/15/15	90	92,137
Sr. Unsec’d. Notes	8.750	03/15/17	5,340	5,933,274
Navient Corp.,
Sr. Unsec’d. Notes	5.000	10/26/20	1,200	1,170,000
Sr. Unsec’d. Notes, MTN	3.875	09/10/15	300	301,950
NYSE Euronext, Gtd. Notes	2.000	10/05/17	475	481,656

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
OneMain Financial Holdings, Inc.,
Gtd. Notes, 144A(b)	6.750%	12/15/19	2,350	$2,473,375
Gtd. Notes, 144A	7.250	12/15/21	2,250	2,382,075

				29,435,471

Packaging 0.2%
Ball Corp., Gtd. Notes(b)	4.000	11/15/23	500	490,000
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500	01/15/23	525	527,625
Owens-Brockway Glass Container, Inc., Gtd. Notes	7.375	05/15/16	900	949,500
Sealed Air Corp., Gtd. Notes, 144A	8.375	09/15/21	2,550	2,875,125

				4,842,250

Paper 0.3%
Georgia-Pacific LLC,
Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(e)(f)	5.400	11/01/20	35	39,748
Sr. Unsec’d. Notes (original cost $544,908; purchased 12/20/12)(e)(f)	7.375	12/01/25	400	527,193
International Paper Co.,
Sr. Unsec’d. Notes	4.800	06/15/44	2,770	2,782,462
Sr. Unsec’d. Notes	6.000	11/15/41	610	701,111
Sr. Unsec’d. Notes	9.375	05/15/19	100	126,218
Rock-Tenn Co.,
Gtd. Notes	4.450	03/01/19	35	37,482
Gtd. Notes	4.900	03/01/22	1,190	1,303,441
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875	09/15/18	3,647	3,829,350

				9,347,005

Pipelines & Other 1.0%
AGL Capital Corp., Gtd. Notes	4.400	06/01/43	1,375	1,451,931
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41	700	859,614
DCP Midstream LLC,
Sr. Unsec’d. Notes	8.125	08/16/30	3,350	3,577,154
Sr. Unsec’d. Notes, 144A(b)	5.350	03/15/20	1,270	1,256,421

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	45

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
DCP Midstream Operating LP,
Gtd. Notes(b)	2.500%	12/01/17	225	$215,640
Gtd. Notes	3.250	10/01/15	2,000	2,002,314
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43	125	136,068
Enterprise Products Operating LLC,
Gtd. Notes	3.350	03/15/23	2,100	2,113,232
Sr. Unsec’d. Notes	4.950	10/15/54	5,200	5,253,295
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $1,023,069; purchased 07/22/14)(b)(e)(f)	6.375	03/30/38	978	1,031,626
GNL Quintero SA (Chile), Sr. Unsec’d. Notes, 144A (original cost $2,075,000; purchased 11/03/14)(e)(f)	4.634	07/31/29	2,000	2,087,946
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500	04/01/20	750	866,940
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	125	119,283
Sr. Unsec’d. Notes	4.250	02/01/21	1,950	2,093,233
Sr. Unsec’d. Notes	5.150	10/15/43	1,350	1,470,417
NiSource Finance Corp., Gtd. Notes	4.800	02/15/44	1,970	2,171,133
Sempra Energy, Sr. Unsec’d. Notes	2.300	04/01/17	50	51,006
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125	10/15/21	1,700	1,780,750
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000	07/01/22	75	75,695

				28,613,698

Railroads 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375	09/01/42	180	183,841
CSX Corp., Sr. Unsec’d. Notes	7.375	02/01/19	4,000	4,771,824
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750	06/15/20	1,300	1,724,931
Union Pacific Corp.,
Sr. Unsec’d. Notes	4.300	06/15/42	600	636,343
Sr. Unsec’d. Notes	6.250	05/01/34	207	270,333

				7,587,272

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts 0.4%
Digital Realty Trust LP, Gtd. Notes	4.500%	07/15/15		1,300	$1,303,101
Felcor Lodging LP,
Sr. Sec’d. Notes(b)	5.625	03/01/23		1,050	1,092,000
Sr. Sec’d. Notes	6.750	06/01/19		3,270	3,388,537
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500	12/15/17		100	100,824
Realty Income Corp.,
Sr. Unsec’d. Notes	2.000	01/31/18		200	201,893
Sr. Unsec’d. Notes	5.500	11/15/15		50	51,174
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375	06/01/23		1,965	2,073,075
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500	02/01/18		700	701,008
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250	12/15/24		2,000	2,120,000
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000	02/15/18		150	151,561

					11,183,173

Retailers 1.0%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	9.000	03/15/19		475	423,985
CVS Health Corp., Sr. Unsec’d. Notes(b)	5.300	12/05/43		475	567,683
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500	10/15/20		3,450	3,594,300
Family Tree Escrow LLC, Sr. Unsec’d. Notes, 144A(b)	5.250	03/01/20		1,250	1,309,375
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200	04/01/43		700	740,538
L Brands, Inc., Gtd. Notes(b)	5.625	02/15/22		10,975	12,045,062
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250	09/15/44		900	950,906
Macy’s Retail Holdings, Inc.,
Gtd. Notes(b)	3.875	01/15/22		125	132,568
Gtd. Notes(b)	4.300	02/15/43		755	750,629
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.302(a)	08/01/19	EUR	1,650	1,861,968
Sally Holdings LLC/Sally Capital, Inc., Sr. Unsec’d. Notes(b)	6.875	11/15/19		5,900	6,239,250
Walgreen Co., Sr. Unsec’d. Notes	1.800	09/15/17		150	151,430

					28,767,694

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	47

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology 2.7%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%	03/01/18	1,400	$1,436,651
Audatex North America, Inc., Gtd. Notes, 144A	6.000	06/15/21	2,800	2,891,868
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $6,420,585; purchased 07/26/13 - 12/06/13)(e)(f)	7.250	08/01/18	6,350	6,754,812
CDW LLC/CDW Finance Corp.,
Gtd. Notes	5.500	12/01/24	4,000	4,252,000
Gtd. Notes(b)	6.000	08/15/22	2,500	2,693,750
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625	06/01/20	2,000	2,047,600
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21	2,275	2,275,000
First Data Corp.,
Gtd. Notes(b)	10.625	06/15/21	1,548	1,756,500
Gtd. Notes	11.250	01/15/21	3,000	3,375,000
Gtd. Notes	12.625	01/15/21	9,700	11,450,850
Sr. Sec’d. Notes, 144A	7.375	06/15/19	2,000	2,077,500
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000	01/15/22	6,765	7,309,582
Harris Corp., Sr. Unsec’d. Notes	3.832	04/27/25	800	803,648
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22	1,045	1,084,188
Sr. Unsec’d. Notes	5.625	12/15/20	6,400	6,976,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(b)	5.500	02/01/25	8,000	7,960,000
NCR Corp., Gtd. Notes(b)	6.375	12/15/23	790	831,475
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.750	06/01/18	4,150	4,264,125
Gtd. Notes, 144A	5.750	02/15/21	1,500	1,593,750
Oracle Corp., Sr. Unsec’d. Notes	4.300	07/08/34	2,325	2,415,817
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(b)	5.000	10/01/25	2,750	2,839,375

				77,089,491

Telecommunications 3.2%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	05/15/25	6,855	6,782,591
Sr. Unsec’d. Notes	4.500	05/15/35	1,010	988,998
Sr. Unsec’d. Notes	4.750	05/15/46	1,350	1,319,809
Sr. Unsec’d. Notes(b)	4.800	06/15/44	750	739,461
Sr. Unsec’d. Notes	5.550	08/15/41	670	728,614

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A	5.125%	03/11/23		645	$698,858
Gtd. Notes, 144A	5.125	03/11/23		3,725	4,034,302
Gtd. Notes, 144A	5.350	05/20/24		1,550	1,710,533
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes	5.950	01/15/18		170	189,571
Sr. Unsec’d. Notes	9.625	12/15/30		340	550,372
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150	06/15/17		2,035	2,134,104
Crown Castle International Corp., Sr. Unsec’d. Notes(b)	4.875	04/15/22		3,325	3,468,391
Digicel Group Ltd. (Bermuda),
Gtd. Notes, 144A	6.750	03/01/23		2,050	2,020,275
Sr. Unsec’d. Notes, 144A	8.250	09/30/20		275	283,635
Sr. Unsec’d. Notes, 144A	8.250	09/30/20		1,500	1,547,100
Eileme 2 AB (Poland),
Sr. Sec’d. Notes, 144A	11.625	01/31/20		3,000	3,358,500
Sr. Sec’d. Notes, RegS	11.750	01/31/20	EUR	2,935	3,711,502
Embarq Corp.,
Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11 - 5/11/11)(e)(f)	7.082	06/01/16		120	126,604
Sr. Unsec’d. Notes (original cost $191,888; purchased 08/17/12 - 10/17/12)(e)(f)	7.995	06/01/36		175	206,500
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290	10/10/19		791	790,964
Indosat Palapa Co. BV (Indonesia), Gtd. Notes, RegS	7.375	07/29/20		4,850	5,056,125
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	4.755	11/11/24		3,050	3,134,363
SoftBank Corp. (Japan), Gtd. Notes, 144A(b)	4.500	04/15/20		5,900	6,040,125
Sprint Capital Corp., Gtd. Notes	6.900	05/01/19		4,100	4,222,303
Sprint Communications, Inc.,
Gtd. Notes, 144A(b)	9.000	11/15/18		5,000	5,689,050
Sr. Unsec’d. Notes	6.000	12/01/16		1,900	1,981,937
Sr. Unsec’d. Notes(b)	9.125	03/01/17		1,500	1,638,750
Sprint Corp., Gtd. Notes(b)	7.125	06/15/24		1,250	1,201,563

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	49

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
T-Mobile USA, Inc., Gtd. Notes(b)	6.464%	04/28/19	3,850	$3,975,125
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625	04/03/18	1,885	1,913,275
Telstra Corp., Ltd. (Australia), Sr. Unsec’d. Notes, 144A(b)	3.125	04/07/25	2,250	2,261,081
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.862	08/21/46	2,544	2,564,825
Sr. Unsec’d. Notes(b)	5.012	08/21/54	6,110	6,033,301
Sr. Unsec’d. Notes, 144A	4.522	09/15/48	2,713	2,568,299
Sr. Unsec’d. Notes, 144A(b)	4.672	03/15/55	4,641	4,344,143
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A	9.125	04/30/18	1,300	1,372,800
Sr. Unsec’d. Notes, RegS	9.125	04/30/18	2,335	2,465,760

				91,853,509

Tobacco 0.2%
Altria Group, Inc.,
Gtd. Notes(b)	4.000	01/31/24	1,550	1,639,447
Gtd. Notes	9.950	11/10/38	314	533,242
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050	02/11/18	925	929,571
Lorillard Tobacco Co.,
Gtd. Notes(b)	2.300	08/21/17	475	480,759
Gtd. Notes	3.500	08/04/16	235	241,319
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.500	08/22/22	200	197,941
Sr. Unsec’d. Notes	4.875	11/15/43	2,550	2,838,813
Reynolds American, Inc., Gtd. Notes	6.750	06/15/17	115	127,071

				6,988,163

TOTAL CORPORATE BONDS (cost $1,264,167,640)				1,278,137,432

MORTGAGE-BACKED SECURITIES 1.7%
Banc of America Funding Corp.,
Series 2014-R2, Class 2A1, 144A	0.391(a)	05/26/37	4,089	3,794,805
Series 2014-R5, Class 1A1, 144A	1.829(a)	09/26/45	6,507	6,419,532
Series 2015-R3, Class 1A1, 144A	0.371(a)	03/27/36	19,516	18,475,099

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Funding Corp., (Continued)
Series 2015-R3, Class 6A1, 144A	0.351(a) %	05/28/36	5,385	$5,067,367
Series 2015-R4, Class 4A1, 144A	3.500	01/01/30	5,900	5,951,625
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	2.526(a)	02/25/37	392	385,987
JPMorgan Resecuritization Trust, Series 2015-1, Class 6A1, 144A	0.461(a)	12/27/45	4,951	4,657,681
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.489(a)	07/25/35	427	427,616
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	2.472(a)	12/25/33	1,468	1,436,592
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.062(a)	10/25/33	651	665,375
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	2.620(a)	12/25/34	365	367,445

TOTAL MORTGAGE-BACKED SECURITIES (cost $47,078,892)				47,649,124

MUNICIPAL BONDS 0.5%

California 0.3%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263	04/01/49	550	769,912
Los Angeles Department of Water & Power,
BABs, Revenue Bonds	6.008	07/01/39	3,610	4,557,011
BABs, Revenue Bonds	6.574	07/01/45	585	834,883
University of California,
BABs, Revenue Bonds	5.770	05/15/43	390	495,090
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	624,206
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	671,065

				7,952,167

Colorado 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844	11/01/50	1,190	1,602,668

Illinois
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395	01/01/40	360	476,885

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	51

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

New Jersey 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	2,000	$2,975,560
Rutgers State University, BABs, Revenue Bonds	5.665	05/01/40	200	250,002

				3,225,562

New York
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	75	70,577
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	400	535,456
Port Authority of New York & New Jersey, Revenue Bonds	4.458	10/01/62	100	107,625

				713,658

Ohio
Ohio State University, Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	184,165

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427	02/01/42	120	132,386

TOTAL MUNICIPAL BONDS (cost $14,091,610)				14,287,491

NON-CORPORATE FOREIGN AGENCIES 1.7%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875	01/15/24	1,350	1,453,950
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875	05/28/45	1,075	1,030,656
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375	11/04/16	2,440	2,532,183
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.300	11/12/15	2,000	2,002,500
Sr. Unsec’d. Notes, 144A	6.510	03/07/22	2,200	2,206,530
Sr. Unsec’d. Notes, 144A	9.250	04/23/19	1,950	2,163,525
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	7.000	05/05/20	4,355	4,742,595
Sr. Unsec’d. Notes, MTN, 144A	9.125	07/02/18	4,785	5,416,668

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
NON-CORPORATE FOREIGN AGENCIES (Continued)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22		950	$969,732
Majapahit Holding BV (Indonesia),
Gtd. Notes	8.000	08/07/19		2,250	2,635,425
Gtd. Notes, 144A	7.750	10/17/16		200	216,500
Gtd. Notes, RegS	7.250	06/28/17		1,500	1,642,500
Gtd. Notes, RegS	7.750	10/17/16		3,203	3,467,247
Gtd. Notes, RegS	7.750	01/20/20		2,180	2,559,146
Petrobras Global Finance BV (Mexico), Gtd. Notes	2.000	05/20/16		1,300	1,274,000
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.500	01/30/23		750	724,688
Gtd. Notes	4.875	01/24/22		250	264,375
Gtd. Notes	5.500	01/21/21		1,900	2,085,250
Gtd. Notes	5.500	06/27/44		2,190	2,160,435
Gtd. Notes	6.500	06/02/41		1,000	1,103,750
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390	12/02/24		2,200	2,964,500
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	6.299	05/15/17		325	320,525
Sr. Unsec’d. Notes, 144A	7.750	05/29/18		1,485	1,498,810
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	4.500	11/30/15	EUR	950	1,088,949
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875	05/29/18		1,425	1,428,562

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $49,012,387)					47,953,001

SOVEREIGN BONDS 5.4%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000	06/26/17	EUR	6,600	8,948,562
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, MTN, RegS	3.750	11/01/15	EUR	1,600	1,793,867
Sr. Unsec’d. Notes, MTN, RegS	4.625	02/03/20	EUR	300	354,203
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes	5.250	02/01/16	JPY	100,000	548,576
Sr. Unsec’d. Notes	5.800	07/14/15	JPY	101,800	503,032
Sr. Unsec’d. Notes	5.800	07/14/15	JPY	304,100	1,502,672

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	53

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, MTN	3.800%	08/08/17	JPY	1,010,000	$5,421,949
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	2.110	10/26/17	JPY	400,000	3,351,377
Sr. Unsec’d. Notes	4.125	02/19/18		3,490	3,642,687
Sr. Unsec’d. Notes	5.375	02/21/23		1,250	1,398,713
Sr. Unsec’d. Notes	6.375	03/29/21		3,750	4,366,425
Sr. Unsec’d. Notes	7.625	03/29/41		2,000	2,875,000
Sr. Unsec’d. Notes, MTN	4.000	05/20/16	CHF	700	780,170
Sr. Unsec’d. Notes, RegS	6.000	01/11/19	EUR	545	718,373
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A	5.125	01/15/45		1,735	1,782,713
Sr. Unsec’d. Notes, MTN, 144A	2.875	07/08/21	EUR	1,825	2,151,664
Sr. Unsec’d. Notes, RegS	5.875	03/13/20		4,030	4,563,975
Italy Buoni Poliennali del Tesoro (Italy),
Bonds	4.500	03/01/24	EUR	3,400	4,794,985
Bonds	6.500	11/01/27	EUR	1,610	2,763,569
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, MTN	5.200	07/31/34	EUR	200	314,137
Sr. Unsec’d. Notes, MTN, RegS	6.000	08/04/28	GBP	400	761,005
Sr. Unsec’d. Notes, RegS	3.450	03/24/17	JPY	220,000	1,922,308
Sr. Unsec’d. Notes, RegS	3.700	11/14/16	JPY	30,000	261,354
Kingdom of Belgium (Belgium), Notes, RegS	8.875	12/01/24		1,000	1,504,099
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	5,070	6,179,594
Sr. Unsec’d. Notes, MTN	4.250	07/14/17	EUR	3,200	3,882,370
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		3,000	3,080,250
Sr. Unsec’d. Notes, MTN	11.000	05/08/17	ITL	1,095,000	761,994
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,035	3,072,937
Sr. Unsec’d. Notes	5.200	01/30/20		2,165	2,419,387
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610(g)	05/31/18		377	360,871
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.000	11/21/18		3,321	3,491,201

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		1,000	$1,352,500
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250	03/15/16	EUR	5,360	6,305,564
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, RegS	1.050	11/08/17	JPY	200,000	1,699,471
Portugal Government International Bond (Portugal),
Unsec’d. Notes, MTN, 144A	5.125	10/15/24		9,100	9,832,095
Unsec’d. Notes, MTN, RegS	5.125	10/15/24		5,400	5,834,430
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, RegS	4.750	06/14/19	EUR	50	65,345
Sr. Unsec’d. Notes, RegS	4.950	10/25/23	EUR	1,300	1,825,582
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	4.875	01/22/21		2,575	2,751,387
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	7.375	09/18/37		1,115	1,485,738
Republic of Serbia (Serbia), Sr. Unsec’d. Notes, RegS	6.750(d)	11/01/24		3,871	3,930,629
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.875	01/22/24		920	1,010,850
Sr. Unsec’d. Notes, 144A	6.125	01/22/44		2,100	2,626,680
Sr. Unsec’d. Notes, 144A	6.750	02/07/22		1,200	1,443,000
Sr. Unsec’d. Notes, RegS	6.125	01/22/44		100	125,080
Sr. Unsec’d. Notes, RegS	6.750	02/07/22		1,500	1,803,750
Slovakia Government International Bond (Slovak Republic), Sr. Unsec’d. Notes, RegS	4.375	05/21/22		4,000	4,496,400
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A(b)	4.125	02/18/19		1,000	1,059,074
Sr. Unsec’d. Notes, 144A	4.750	05/10/18		2,500	2,686,500
Sr. Unsec’d. Notes, 144A	5.850	05/10/23		3,000	3,553,920
Sr. Unsec’d. Notes, RegS	4.750	05/10/18		800	859,680
Sr. Unsec’d. Notes, RegS	5.250	02/18/24		4,700	5,392,780
Sr. Unsec’d. Notes, RegS	5.500	10/26/22		1,600	1,846,304
Sr. Unsec’d. Notes, RegS	5.850	05/10/23		5,600	6,633,984
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750	07/24/26	EUR	500	606,340

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	55

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGN BONDS (Continued)
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.125%	05/18/20	EUR	1,850	$2,347,943
Sr. Unsec’d. Notes	5.875	04/02/19	EUR	900	1,155,835
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	2.375	04/09/21	EUR	200	237,217
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	6.875	01/19/16	EUR	100	117,338

TOTAL SOVEREIGN BONDS (cost $162,431,321)					153,359,435

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bonds	3.000	11/15/44		1,310	1,378,468
U.S. Treasury Notes	0.500	03/31/17		3,695	3,689,517
U.S. Treasury Notes	0.750	04/15/18		5,035	5,011,003
U.S. Treasury Notes	1.375	04/30/20		1,670	1,664,521

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,774,216)					11,743,509

TOTAL LONG-TERM INVESTMENTS (cost $2,796,467,697)					2,798,387,012

			Shares
SHORT-TERM INVESTMENTS 8.0%

AFFILIATED MONEY MARKET MUTUAL FUND 7.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $225,900,548; includes $207,191,776 of cash collateral for securities on loan)(Note 3)(h)				225,900,548	225,900,548

	Counterparty		Notional Amount (000)#
OPTIONS PURCHASED* 0.1%

Call Options 0.1%
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 10/28/15	Citigroup Global Markets			131,420	277,768

See Notes to Financial Statements.

56

Description	Counterparty	Notional Amount (000)#	Value (Note 1)
OPTIONS PURCHASED* (Continued)

Call Options (cont’d.)
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15	Barclays Capital Group	235,000	$1,257,093
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	89,410	616,665
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets	152,880	1,658,307

			3,809,833

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.75		66,500	8,313
expiring 12/14/15, Strike Price $98.88		66,500	11,637
expiring 12/14/15, Strike Price $99.13		66,500	29,925
expiring 12/14/15, Strike Price $99.25		66,500	48,212

			98,087

TOTAL OPTIONS PURCHASED (cost $4,020,209)			3,907,920

TOTAL SHORT-TERM INVESTMENTS (cost $229,920,757)			229,808,468

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN 105.9% (cost $3,026,388,454)			3,028,195,480

OPTION WRITTEN*

Put Option
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.00 (premiums received $422,461)		266,000	(73,150)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 105.9% (cost $3,025,965,993; Note 5)			3,028,122,330
Liabilities in excess of other assets(i) (5.9)%			(168,310,713)

NET ASSETS 100.0%			$2,859,811,617

The following abbreviations are used in the portfolio descriptions:

* Non-income producing security.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	57

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

AUD—Australian Dollar

BABs—Build America Bonds

BBSW—Australian Bank Bill Swap Reference Rate

bps—Basis Points

BRL—Brazilian Real

BZDIOVER—Overnight Brazil Cetip Interbank Deposit

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CDS—Credit Default Swap

CDX—Credit Derivative Index

CHF—Swiss Franc

CLP—Chilean Peso

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

COLIBOR—Columbia Interbank Offered Rate

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GBP—British Pound

GMTN—Global Medium Term Note

HKD—Hong Kong Dollar

HUF—Hungarian Forint

INR—Indian Rupee

IO—Interest Only

ITL—Italian Lira

JIBAR—Johannesburg Interbank Agreed Rate

JPY—Japanese Yen

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

OIS—Overnight Index Swap

See Notes to Financial Statements.

58

PHP—Philippine Peso

PIK—Payment-in-Kind

PLN—Polish Zloty

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

USD—United States Dollar

ZAR—South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $202,196,284; cash collateral of $207,191,776 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(d)	Represents step coupon bond. Rate shown reflects the rate in effect at April 30, 2015.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates a restricted security; the aggregate cost of the restricted securities is $50,401,375. The aggregate value, $50,336,089, is approximately 1.8% of net assets.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation(1)
	Long Positions:
83	2 Year U.S. Treasury Notes	Jun. 2015	$18,191,315	$18,199,047	$7,732
691	5 Year U.S. Treasury Notes	Jun. 2015	82,218,184	83,011,774	793,590
786	10 Year U.S. Treasury Notes	Jun. 2015	100,052,045	100,902,749	850,704

					1,652,026

	Short Position:
73	U.S. Ultra Treasury Bonds	Jun. 2015	12,573,239	12,008,500	564,739

					$2,216,765

(1)	Cash of $1,560,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at April 30, 2015.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	59

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at April 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/16/15	BNP Paribas	AUD	2,497	$2,004,100	$1,967,220	$(36,880)
Expiring 07/16/15	BNP Paribas	AUD	3,678	2,869,700	2,897,670	27,970
Expiring 07/16/15	BNP Paribas	AUD	3,723	2,878,900	2,933,524	54,624
Expiring 07/16/15	Citigroup Global Markets	AUD	3,595	2,862,300	2,832,727	(29,573)
Brazilian Real,
Expiring 06/26/15	JPMorgan Chase	BRL	1,832	579,000	596,053	17,053
Expiring 07/14/15	Barclays Capital Group	BRL	2,141	665,462	692,519	27,057
British Pound,
Expiring 07/28/15	Citigroup Global Markets	GBP	4,738	7,174,100	7,268,168	94,068
Expiring 07/28/15	Citigroup Global Markets	GBP	5,303	8,018,078	8,135,053	116,975
Expiring 07/28/15	Goldman Sachs & Co.	GBP	2,862	4,309,900	4,390,810	80,910
Canadian Dollar,
Expiring 07/16/15	BNP Paribas	CAD	3,482	2,869,700	2,882,458	12,758
Expiring 07/16/15	Goldman Sachs & Co.	CAD	3,533	2,878,900	2,924,731	45,831
Expiring 07/16/15	JPMorgan Chase	CAD	2,884	2,308,599	2,388,002	79,403
Expiring 07/16/15	JPMorgan Chase	CAD	5,235	4,313,300	4,334,250	20,950
Expiring 07/16/15	JPMorgan Chase	CAD	8,156	6,507,293	6,752,662	245,369
Chinese Renminbi,
Expiring 07/09/15	JPMorgan Chase	CNH	82,292	13,153,083	13,198,911	45,828
Euro,
Expiring 07/28/15	Citigroup Global Markets	EUR	1,905	2,077,769	2,141,435	63,666
Expiring 07/28/15	Deutsche Bank AG	EUR	9,045	10,020,500	10,168,995	148,495
Expiring 07/28/15	Goldman Sachs & Co.	EUR	7,917	8,609,000	8,900,453	291,453
Expiring 07/28/15	UBS AG	EUR	3,955	4,304,500	4,446,800	142,300
Hong Kong Dollar,
Expiring 06/09/15	Bank of America	HKD	354,724	45,756,703	45,767,743	11,040
Expiring 06/09/15	Bank of America	HKD	354,724	45,756,703	45,767,743	11,040
Expiring 06/09/15	Barclays Capital Group	HKD	709,449	91,511,047	91,535,487	24,440
Hungarian Forint,
Expiring 07/22/15	JPMorgan Chase	HUF	772,355	2,859,100	2,849,672	(9,428)
Expiring 07/22/15	UBS AG	HUF	553,007	2,006,400	2,040,370	33,970
Indian Rupee,
Expiring 05/11/15	Goldman Sachs & Co.	INR	176,020	2,798,849	2,764,179	(34,670)
Expiring 07/24/15	Hong Kong & Shanghai Bank	INR	713,871	11,171,695	11,041,367	(130,328)
Mexican Peso,
Expiring 07/22/15	Citigroup Global Markets	MXN	190,201	12,286,226	12,323,264	37,038
Expiring 07/22/15	Goldman Sachs & Co.	MXN	43,791	2,863,000	2,837,244	(25,756)

See Notes to Financial Statements.

60

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar,
Expiring 07/16/15	Bank of America	NZD	6,853	$5,068,356	$5,191,089	$122,733
Norwegian Krone,
Expiring 07/23/15	Deutsche Bank AG	NOK	33,040	4,293,400	4,377,461	84,061
Expiring 07/23/15	JPMorgan Chase	NOK	64,393	8,160,697	8,531,578	370,881
Philippine Peso,
Expiring 05/11/15	Citigroup Global Markets	PHP	462,561	10,415,689	10,380,791	(34,898)
Polish Zloty,
Expiring 07/23/15	Citigroup Global Markets	PLN	4,791	1,284,355	1,326,957	42,602
Expiring 07/23/15	Deutsche Bank AG	PLN	7,365	2,006,401	2,040,125	33,724
Singapore Dollar,
Expiring 07/24/15	JPMorgan Chase	SGD	3,872	2,872,100	2,921,700	49,600
Expiring 07/24/15	JPMorgan Chase	SGD	5,738	4,304,500	4,329,974	25,474
Expiring 07/24/15	Toronto Dominion	SGD	2,643	2,003,600	1,994,157	(9,443)
Expiring 07/24/15	Toronto Dominion	SGD	5,670	4,293,400	4,278,313	(15,087)
Expiring 07/24/15	Toronto Dominion	SGD	5,713	4,299,400	4,311,036	11,636
Expiring 07/24/15	Toronto Dominion	SGD	5,742	4,304,500	4,333,254	28,754
Expiring 07/24/15	Toronto Dominion	SGD	9,974	7,461,100	7,526,627	65,527
South African Rand,
Expiring 07/20/15	Deutsche Bank AG	ZAR	6,852	572,600	568,189	(4,411)
Swedish Krona,
Expiring 07/23/15	Barclays Capital Group	SEK	24,861	2,873,700	2,988,397	114,697
Expiring 07/23/15	Barclays Capital Group	SEK	35,948	4,294,500	4,321,126	26,626
Expiring 07/23/15	UBS AG	SEK	36,090	4,294,500	4,338,183	43,683
Swiss Franc,
Expiring 07/28/15	UBS AG	CHF	9,357	10,020,500	10,064,912	44,412

				$388,237,205	$390,603,379	$2,366,174

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/16/15	BNP Paribas	AUD	2,900	$2,287,300	$2,285,086	$2,214
Expiring 07/16/15	Deutsche Bank AG	AUD	1,914	1,443,900	1,507,897	(63,997)
Expiring 07/16/15	JPMorgan Chase	AUD	10,641	8,049,675	8,383,972	(334,297)
British Pound,
Expiring 07/28/15	Citigroup Global Markets	GBP	4,986	7,434,158	7,648,202	(214,044)
Canadian Dollar,
Expiring 07/16/15	JPMorgan Chase	CAD	8,657	7,147,900	7,167,651	(19,751)

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	61

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Chinese Renminbi,
Expiring 07/09/15	Deutsche Bank AG	CNH	28,683	$4,586,100	$4,600,523	$(14,423)
Czech Koruna,
Expiring 07/23/15	Barclays Capital Group	CZK	73,539	2,873,700	3,011,746	(138,046)
Expiring 07/23/15	Citigroup Global Markets	CZK	86,004	3,359,577	3,522,264	(162,687)
Euro,
Expiring 07/28/15	Bank of America	EUR	24,719	26,765,923	27,789,190	(1,023,267)
Expiring 07/28/15	JPMorgan Chase	EUR	24,719	26,770,669	27,789,191	(1,018,522)
Hungarian Forint,
Expiring 07/22/15	BNP Paribas	HUF	444,377	1,592,808	1,639,569	(46,761)
Indian Rupee,
Expiring 07/24/15	UBS AG	INR	444,323	6,893,000	6,872,290	20,710
Japanese Yen,
Expiring 07/28/15	Bank of America	JPY	5,926,782	49,887,058	49,692,760	194,298
Mexican Peso,
Expiring 07/22/15	Deutsche Bank AG	MXN	62,518	4,023,200	4,050,565	(27,365)
New Zealand Dollar,
Expiring 07/16/15	Credit Suisse First Boston Corp.	NZD	3,823	2,869,700	2,895,428	(25,728)
Expiring 07/16/15	UBS AG	NZD	7,272	5,457,000	5,507,935	(50,935)
Expiring 07/16/15	UBS AG	NZD	2,618	2,004,100	1,983,325	20,775
Philippine Peso,
Expiring 05/11/15	UBS AG	PHP	130,864	2,905,500	2,936,844	(31,344)
Singapore Dollar,
Expiring 07/24/15	JPMorgan Chase	SGD	11,173	8,290,324	8,431,668	(141,344)
South African Rand,
Expiring 07/20/15	BNP Paribas	ZAR	15,745	1,292,696	1,305,533	(12,837)
Swedish Krona,
Expiring 07/23/15	Bank of America	SEK	60,355	6,974,069	7,254,955	(280,886)
Swiss Franc,
Expiring 07/28/15	JPMorgan Chase	CHF	206	215,962	221,212	(5,250)
Expiring 07/28/15	UBS AG	CHF	4,110	4,309,901	4,420,873	(110,972)
Turkish Lira,
Expiring 07/24/15	Hong Kong & Shanghai Bank	TRY	104,985	37,945,859	38,311,355	(365,496)

				$225,380,079	$229,230,034	$(3,849,955)

						$(1,483,781)

See Notes to Financial Statements.

62

Cross currency exchange contracts outstanding at April 30, 2015:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
07/22/15	Buy	EUR	3,984	HUF	1,210,368	$12,536	Toronto Dominion
07/23/15	Buy	EUR	2,677	CZK	73,451	1,415	Deutsche Bank AG
07/23/15	Buy	EUR	3,967	CZK	108,936	(1,621)	Deutsche Bank AG
07/23/15	Buy	EUR	3,980	PLN	16,095	15,720	Toronto Dominion
07/23/15	Buy	EUR	5,866	PLN	23,605	55,730	Deutsche Bank AG
07/23/15	Buy	PLN	10,723	EUR	2,678	(39,857)	Deutsche Bank AG
07/23/15	Buy	PLN	15,927	EUR	3,966	(46,517)	Barclays Capital Group
07/28/15	Buy	EUR	4,015	CHF	4,171	27,389	UBS AG
07/28/15	Buy	EUR	6,405	CHF	6,702	(8,946)	UBS AG
07/28/15	Buy	EUR	6,666	JPY	860,977	275,488	UBS AG
07/28/15	Buy	EUR	7,655	GBP	5,612	(2,679)	UBS AG
07/28/15	Buy	EUR	9,161	CHF	9,571	3,483	UBS AG

						$292,141

Currency swap agreements outstanding at April 30, 2015:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements:
196	3 Month LIBOR	EUR	150	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	$27,335	$—	$27,335
2,243	3 Month LIBOR	EUR	1,700	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	335,607	—	335,607
602	3 Month LIBOR	JPY	60,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	100,537	—	100,537
1,817	3 Month LIBOR	GBP	1,200	3 Month GBP LIBOR minus 14.25 bps	Barclays Capital Group	04/05/18	(20,160)	—	(20,160)
1,622	3 Month LIBOR	JPY	158,135	3 Month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	298,192	—	298,192
257	3 Month LIBOR plus 313 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	83,890	(11,240)	95,130
256	3 Month LIBOR plus 333 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	83,161	(10,063)	93,224
254	3 Month LIBOR	EUR	200	3 Month EURIBOR minus 31.25 bps	Citigroup Global Markets	11/15/15	29,493	—	29,493
121	3 Month LIBOR plus 412 bps	EUR	100	4.500%	Citigroup Global Markets	11/30/15	7,663	(1,140)	8,803
1,079	3 Month LIBOR	EUR	820	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	159,044	—	159,044
707	3 Month LIBOR	EUR	600	3 Month EURIBOR minus 21.25 bps	Citigroup Global Markets	01/16/17	34,546	—	34,546

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	63

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements (cont’d.):
1,810	3 Month LIBOR	EUR	1,560	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	$59,715	$—	$59,715
64	3 Month LIBOR plus 423 bps	JPY	5,000	3.450%	Citigroup Global Markets	03/24/17	24,802	1,542	23,260
2,013	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 53.25 bps	Citigroup Global Markets	04/24/17	340,095	—	340,095
43	3 Month LIBOR plus 208 bps	EUR	35	4.250%	Citigroup Global Markets	07/14/17	277	(4,000)	4,277
79	3 Month LIBOR plus 220 bps	EUR	65	4.250%	Citigroup Global Markets	07/14/17	492	(6,700)	7,192
6,211	3 Month LIBOR	EUR	4,700	3 Month EURIBOR minus 29.75 bps	Deutsche Bank AG	12/31/15	937,696	—	937,696
9,427	3 Month LIBOR	JPY	961,510	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	1,355,973	—	1,355,973
4,025	3 Month LIBOR	EUR	3,500	3 Month EURIBOR minus 25.00 bps	Goldman Sachs & Co.	01/20/17	92,902	—	92,902
TRY 40,000	8.68%		19,498	3 Month LIBOR	Hong Kong & Shanghai Bank	09/05/15	(3,834,039)	—	(3,834,039)
TRY 59,000	8.69%		28,393	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(5,306,826)	—	(5,306,826)
1,686	3 Month LIBOR	EUR	1,290	3 Month EURIBOR minus 30.50 bps	Hong Kong & Shanghai Bank	12/17/15	238,615	—	238,615
724	3 Month LIBOR	EUR	550	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	106,985	—	106,985
800	3 Month LIBOR	CHF	700	3 Month CHF LIBOR minus 13.30 bps	Hong Kong & Shanghai Bank	03/21/16	49,808	—	49,808
2,656	3 Month LIBOR	GBP	1,745	3 Month GBP LIBOR minus 9.50 bps	Hong Kong & Shanghai Bank	06/04/18	(20,383)	—	(20,383)
123	3 Month LIBOR plus 398 bps	EUR	100	4.500%	JPMorgan Chase	11/30/15	8,866	(2,121)	10,987
JPY 1,010,000	3 Month JPY LIBOR minus 43.35 bps		8,574	3 Month LIBOR	JPMorgan Chase	11/26/16	(122,160)	—	(122,160)
JPY 4,040,000	3 Month JPY LIBOR minus 42.10 bps		34,223	3 Month LIBOR	JPMorgan Chase	11/28/16	(408,395)	—	(408,395)
32,517	3 Month LIBOR	EUR	28,300	3 Month EURIBOR minus 26.95	JPMorgan Chase	02/17/17	563,444	—	563,444
3,310	3 Month LIBOR	JPY	400,000	3 Month JPY LIBOR minus 54.25 bps	JPMorgan Chase	10/26/17	(43,161)	—	(43,161)

See Notes to Financial Statements.

64

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements (cont’d.):
8,574	3 Month LIBOR	JPY	1,010,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	$139,278	$—	$139,278
34,223	3 Month LIBOR	JPY	4,040,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	393,856	—	393,856

							$(4,282,852)	$(33,722)	$(4,249,130)

Interest rate swap agreements outstanding at April 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
AUD	6,500	03/07/29	4.743%	6 Month BBSW(2)	$(92,417)	$932,486	$1,024,903
AUD	1,700	02/09/30	3.040%	6 Month BBSW(2)	993	(22,563)	(23,556)
CAD	52,050	01/09/20	1.710%	3 Month Canadian Banker’s Acceptance(1)	(23,778)	(648,669)	(624,891)
EUR	16,000	08/13/17	0.099%	1 Day EUR OIS(1)	12,449	(97,861)	(110,310)
EUR	13,800	08/01/19	0.346%	1 Day EUR OIS(1)	37,705	(262,261)	(299,966)
GBP	7,170	11/03/24	1.960%	1 Day GBP OIS(1)	1,415	(486,493)	(487,908)
GBP	5,750	01/08/25	1.325%	1 Day GBP OIS(1)	(7,770)	159,710	167,480
JPY	480,000	02/26/35	1.194%	6 Month JPY LIBOR(2)	439	48,848	48,409
JPY	1,015,000	03/03/35	1.149%	6 Month JPY LIBOR(2)	1,219	31,060	29,841
MXN	15,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	(2,443)	9,066	11,509
MXN	460,000	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(3,341)	13,525	16,866
MXN	200,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(56,094)	204,566	260,660
MXN	125,350	08/20/19	5.110%	28 Day Mexican Interbank Rate(2)	(35,385)	(17,846)	17,539
MXN	2,900	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(1,629)	6,725	8,354
MXN	162,700	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(44,919)	48,071	92,990
MXN	124,750	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	(1,783)	(194,034)	(192,251)
MXN	47,600	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	(1,279)	41,908	43,187
	404,800	09/17/15	0.181%	1 Day USOIS(2)	252	(3,078)	(3,330)
	344,800	09/17/15	0.185%	1 Day USOIS(2)	237	(827)	(1,064)
	494,000	10/28/15	0.278%	1 Day USOIS(1)	273	(19,816)	(20,089)
	421,400	10/28/15	0.282%	1 Day USOIS(1)	256	(19,061)	(19,317)
	35,555	06/30/16	0.618%	3 Month LIBOR(1)	239	(37,679)	(37,918)
	112,690	06/30/16	0.655%	3 Month LIBOR(1)	432	(168,065)	(168,497)
	80,000	08/01/16	0.743%	3 Month LIBOR(1)	350	(185,361)	(185,711)
	50,000	08/04/16	0.733%	3 Month LIBOR(1)	275	(109,186)	(109,461)
	460,000	08/06/16	0.677%	3 Month LIBOR(1)	1,300	(666,326)	(667,626)

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	65

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements (cont’d.):
	900,000	08/07/16	0.689%	3 Month LIBOR(1)	$130,834	$(1,437,004)	$(1,567,838)
	55,800	09/30/16	0.877%	3 Month LIBOR(1)	290	(206,124)	(206,414)
	38,000	10/02/16	0.834%	3 Month LIBOR(1)	245	(116,606)	(116,851)
	61,500	10/07/16	0.805%	3 Month LIBOR(1)	304	(161,462)	(161,766)
	171,500	10/08/16	0.815%	3 Month LIBOR(1)	(431,465)	(468,149)	(36,684)
	43,600	11/10/16	0.739%	3 Month LIBOR(1)	259	(56,076)	(56,335)
	54,150	02/23/17	0.898%	3 Month LIBOR(1)	286	(137,580)	(137,866)
	471,200	02/27/17	0.864%	3 Month LIBOR(1)	1,210	(804,610)	(805,820)
	133,400	03/10/17	0.969%	3 Month LIBOR(1)	484	(492,157)	(492,641)
	317,460	03/11/17	0.966%	3 Month LIBOR(1)	(593,688)	(1,092,400)	(498,712)
	23,955	12/24/17	1.384%	3 Month LIBOR(1)	2,745	(219,556)	(222,301)
	263,500	05/15/21	2.202%	3 Month LIBOR(1)	1,731	(6,962,420)	(6,964,151)
	2,570	07/31/21	2.290%	3 Month LIBOR(1)	(50,204)	(79,491)	(29,287)
	54,000	12/31/21	1.842%	3 Month LIBOR(1)	442	113,574	113,132
	24,000	04/03/23	2.015%	3 Month LIBOR(1)	—	(87,189)	(87,189)
	16,300	06/20/23	2.604%	3 Month LIBOR(1)	247	(772,528)	(772,775)
	101,900	09/24/23	2.903%	3 Month LIBOR(1)	965	(7,185,076)	(7,186,041)
	98,000	08/15/24	2.559%	3 Month LIBOR(1)	934	(4,068,428)	(4,069,362)
	56,550	09/09/24	2.558%	3 Month LIBOR(1)	602	(2,329,578)	(2,330,180)
	4,300	02/23/25	2.232%	3 Month LIBOR(1)	181	(45,175)	(45,356)
	50,000	02/25/25	2.208%	3 Month LIBOR(1)	510	(416,868)	(417,378)
	8,500	02/15/40	3.193%	3 Month LIBOR(1)	197	(1,134,045)	(1,134,242)
	1,300	12/12/42	2.590%	3 Month LIBOR(1)	23	(19,619)	(19,642)
	13,400	08/21/44	3.190%	3 Month LIBOR(1)	384	(1,928,340)	(1,928,724)
ZAR	11,500	10/22/23	7.625%	3 Month JIBAR(2)	(457)	(10,783)	(10,326)
ZAR	88,600	11/14/23	8.190%	3 Month JIBAR(2)	(53,140)	177,904	231,044
ZAR	50,000	01/08/25	7.540%	3 Month JIBAR(2)	(1,612)	(100,009)	(98,397)
ZAR	14,200	01/12/25	7.430%	3 Month JIBAR(2)	(135)	(37,381)	(37,246)
ZAR	34,200	01/13/25	7.430%	3 Month JIBAR(2)	(298)	(90,032)	(89,734)
ZAR	85,600	01/13/25	7.440%	3 Month JIBAR(2)	(965)	(220,464)	(219,499)

					$(1,202,095)	$(31,830,833)	$(30,628,738)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	360	12/19/32	4.423%	6 Month BBSW(2)	$47,425	$—	$47,425	Barclays Capital Group
AUD	450	12/20/32	4.420%	6 Month BBSW(2)	58,727	—	58,727	Citigroup Global Markets

See Notes to Financial Statements.

66

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
BRL	20,873	01/01/21	12.640%	1 Day BZDIOVER(2)	$191,120	$—	$191,120	Deutsche Bank AG
CLP	2,525,000	02/25/20	3.910%	1 Day CLP OIS(2)	20,856	—	20,856	JPMorgan Chase
COP	730,000	02/13/20	5.050%	1 Day COLIBOR OIS(2)	913	—	913	Deutsche Bank AG
COP	2,760,000	04/17/20	5.050%	1 Day COLIBOR OIS(2)	322	—	322	Deutsche Bank AG
COP	5,490,000	04/10/25	6.020%	1 Day COLIBOR OIS(2)	17,347	—	17,347	JPMorgan Chase
MXN	143,100	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	362,696	—	362,696	Credit Suisse First Boston Corp.
MXN	173,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	205,753	—	205,753	Deutsche Bank AG
MXN	19,300	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(69,889)	—	(69,889)	Barclays Capital Group
	100,250	11/30/17	1.170%	3 Month LIBOR(1)	(818,580)	—	(818,580)	Credit Suisse First Boston Corp.
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	110,196	—	110,196	Hong Kong & Shanghai Bank

					$126,886	$—	$126,886

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at April 30, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.22.V1	06/20/20	1.000%	358,000	$(6,863,413)	$(6,464,836)	$398,577

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2015	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V6	12/20/16	5.000%	74,400	$3,976,599	$5,993,876	$(2,017,277)
CDX.NA.HY.18.V3	06/20/17	5.000%	14,400	968,796	1,324,211	(355,415)

				4,945,395	$7,318,087	$(2,372,692)

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	67

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection (2):
CDX.NA.HY.17.V6	12/20/16	5.000%	6,045	$358,086	$276,223	$81,863	Deutsche Bank AG
CDX.NA.HY.17.V6	12/20/16	5.000%	8,603	509,584	371,580	138,004	Deutsche Bank AG
CDX.NA.HY.17.V6	12/20/16	5.000%	3,255	192,816	136,529	56,287	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V6	12/20/16	5.000%	5,348	316,769	234,325	82,444	Deutsche Bank AG
CDX.NA.HY.18.V3	06/20/17	5.000%	960	70,582	(75,003)	145,585	Citigroup Global Markets
CDX.NA.HY.18.V3	06/20/17	5.000%	2,880	211,745	(77,201)	288,946	Citigroup Global Markets
CDX.NA.HY.18.V3	06/20/17	5.000%	1,920	141,164	(39,466)	180,630	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	23,000	232,587	268,547	(35,960)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%	23,500	237,643	312,157	(74,514)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,500	237,643	296,195	(58,552)	Credit Suisse First Boston Corp.

				$2,508,619	$1,703,886	$804,733

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2015(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Peoples Republic of China	03/20/22	1.000%	5,000	1.170%	$(47,920)	$(79,787)	$31,867	Deutsche Bank AG

Total return swap agreements outstanding at April 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase	01/12/44	16,388	Receive fixed payments on the IFN Index and pay variable payments based on the 1 Month LIBOR	$209,711	$(276,581)	$486,292
JPMorgan Chase	01/12/44	(15,853)	Pay fixed payments on the IFN Index and receive variable payments based on the 1 Month LIBOR	(199,373)	228,641	(428,014)

				$10,338	$(47,940)	$58,278

Cash of $31,316,010 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded and cleared swap contracts at April 30, 2015.

See Notes to Financial Statements.

68

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when comprised to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	69

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$4,946,602	$—
Collateralized Loan Obligations	—	422,291,474	11,994,000
Non-Residential Mortgage-Backed Securities	—	53,833,269	14,600,000
Residential Mortgage-Backed Securities	—	367,391,830	—
Bank Loans	—	137,929,705	3,460,428
Commercial Mortgage-Backed Securities	—	228,809,712	—
Corporate Bonds	—	1,265,771,300	12,366,132
Mortgage-Backed Securities	—	41,697,499	5,951,625
Municipal Bonds	—	14,287,491	—
Non-Corporate Foreign Agencies	—	47,953,001	—
Sovereign Bonds	—	153,359,435	—
U.S. Treasury Obligations	—	11,743,509	—
Affiliated Money Market Mutual Fund	225,900,548	—	—
Options Purchased	98,087	3,809,833	—
Option Written	(73,150)	—	—
Other Financial Instruments*
Futures Contracts	2,216,765	—	—
Forward Foreign Currency Exchange Contracts	—	(1,483,781)	—
Cross Currency Exchange Contracts	—	292,141	—
Currency Swap Agreements	—	(4,282,852)	—
Exchange-traded interest rate swaps	—	(30,628,738)	—
Over-the-counter interest rate swaps	—	126,886	—
Exchange-traded credit default swaps	—	(1,974,115)	—
Over-the-counter credit default swaps	—	2,460,699	—
Total Return Swap Agreements	—	10,338	—

Total	$228,142,250	$2,718,345,238	$48,372,185

See Notes to Financial Statements.

70

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Collateralized Loan Obligations	Commercial Mortgage- Backed Securities	Corporate Bonds	Non-Residential Mortgage- Backed Securities	Residential Mortgage- Backed Securities
Balance as of 10/31/14	$3,949,600	$37,138,500	$—	$8,352,285	$—	$18,261,627
Realized gain (loss)	(730)	—	—	6,169	—	—
Change in unrealized appreciation (depreciation)**	22,451	(6,000)	—	237,973	14,600,000	—
Purchases	—	12,000,000	5,951,625	3,187,500	—	—
Sales	(511,848)	—	—	(226,684)	—	—
Accrued discount/premium	955	—	—	4,460	—	—
Transfer into Level 3	—	—	—	804,429	—	—
Transfer out of Level 3	—	(37,138,500)	—	—	—	(18,261,627)

Balance as of 04/30/15	$3,460,428	$11,994,000	$5,951,625	$12,366,132	$14,600,000	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $14,879,376 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2015	Valuation Methodology	Unobservable Inputs
Bank Loans	$3,460,428	Market Approach	Single Broker Indicative Quote
Collateralized Loan Obligations	11,994,000	Market Approach	Single Broker Indicative Quote
Commerical Mortgage-Backed Securities	5,951,625	Market Approach	Single Broker Indicative Quote
Corporate Bonds	12,366,132	Market Approach	Single Broker Indicative Quote
Non-Residential Mortgage-Backed Securities	14,600,000	Market Approach	Single Broker Indicative Quote

	$48,372,185

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	71

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Collateralized Loan Obligations	$37,138,500	L3 to L2	Single Broker Quote to Evaluated Bid
Residential Mortgage-Backed Securities	18,261,627	L3 to L2	Single Broker Quote to Evaluated Bid
Corporate Bonds	804,429	L2 to L3	Evaluated Bid to Single Broker Quote

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2015 was as follows:

Collateralized Loan Obligations	15.2%
Residential Mortgage-Backed Securities	12.8
Banking	9.4
Commercial Mortgage-Backed Securities	8.0
Affiliated Money Market Mutual Fund (including 7.2% of collateral for securities on loan)	7.9
Sovereign Bonds	5.4
Healthcare & Pharmaceutical	5.4
Technology	3.4
Telecommunications	3.3
Media & Entertainment	2.8
Non-Residential Mortgage-Backed Securities	2.4
Food & Beverage	2.3
Capital Goods	2.3
Insurance	1.9
Electric	1.8
Non-Corporate Foreign Agencies	1.7
Mortgage-Backed Securities	1.7
Automotive	1.6
Building Materials & Construction	1.6
Cable	1.6
Chemicals	1.6
Non-Captive Finance	1.2
Metals	1.2
Gaming	1.1
Retailers	1.0
Pipelines & Other	1.0%
Consumer	0.8
Energy—Integrated	0.7
Energy—Other	0.7
Municipal Bonds	0.5
Airlines	0.5
U.S. Treasury Obligations	0.4
Real Estate Investment Trusts	0.4
Lodging	0.4
Paper	0.3
Brokerage	0.3
Railroads	0.3
Tobacco	0.2
Healthcare Insurance	0.2
Packaging	0.2
Collateralized Debt Obligations	0.2
Options Purchased	0.1
Aerospace & Defense	0.1
Options Written	— *

105.9
Liabilities in excess of other assets	(5.9)

100.0%

*	Less than 0.05%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

72

Fair values of derivative instruments as of April 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	$1,005,626		Unrealized depreciation on over-the-counter swap agreements	$169,026
Credit contracts	Premiums paid for swap agreements	1,895,556		Premiums received for swap agreements	271,457
Credit contracts	Due from/to broker—variation margin swaps	398,577	*	Due from/to broker—variation margin swaps	2,372,692	*
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	486,292		Unrealized depreciation on over-the-counter swap agreements	428,014
Equity contracts	Premiums paid for swap agreements	228,641		Premiums received for swap agreements	276,581
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	2,934,645		Unrealized depreciation on forward foreign currency exchange contracts	4,418,426
Foreign exchange contracts	Unrealized appreciation on cross currency exchange contracts	391,761		Unrealized depreciation on cross currency exchange contracts	99,620
Interest rate contracts	Due from/to broker—variation margin futures	2,216,765	*	Due from/to broker—variation margin futures	—
Interest rate contracts	Due from/to broker—variation margin swaps	2,065,914	*	Due from/to broker—variation margin swaps	32,694,652	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	6,521,349		Unrealized depreciation on over-the-counter swap agreements	10,643,593
Interest rate contracts	Premiums paid for swap agreements	1,542		Premiums received for swap agreements	35,264
Interest rate contracts	Unaffiliated investments	3,907,920		Options written outstanding, at value	73,150

Total		$22,054,588			$51,482,475

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	73

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six month ended April 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward and Cross Currency Contracts**	Swaps	Total
Credit contracts	$—	$—	$—	$—	$712,207	$712,207
Equity contracts					57,281	57,281
Foreign exchange contracts	—	—	—	19,222,859	—	19,222,859
Interest rate contracts	(8,118,736)	5,075,318	8,304,316	—	(14,804,396)	(9,543,498)

	$(8,118,736)	$5,075,318	$8,304,316	$19,222,859	$(14,034,908)	$10,448,849

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward and Cross Currency Contracts**	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(969,244)	$(969,244)
Equity contracts	—	—	—	—	58,278	58,278
Foreign exchange contracts	—	—	—	(4,410,295)	—	(4,410,295)
Interest rate contracts	(1,991,575)	1,326,799	2,180,176	—	(25,783,344)	(24,267,944)

	$(1,991,575)	$1,326,799	$2,180,176	$(4,410,295)	$(26,694,310)	$(29,589,205)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

As of April 30, 2015, the Fund’s volume of derivatives activities is as follows:

Options Purchased (Cost)	Options Written (Notional Amount in USD (000))	Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date)	Forward Currency Contracts— Sold (Value at Settlement Date)
$4,211,004	$1,131,100	$235,424,893	$262,605,871	$388,349,843	$397,352,153

See Notes to Financial Statements.

74

Cross Currency Exchange Contracts (Notional Amount in USD (000))	Currency Swaps (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))	Total Return Swaps (Notional Amount in USD (000))
$75,956	$169,243	$3,960,500	$409,333	$223,886	$14,914

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$339,111	$(339,111)	$—	$—
Barclays Capital Group	1,960,817	(274,612)	(1,479,615)	206,590
BNP Paribas	97,566	(96,478)	—	1,088
Citigroup Global Markets	4,554,860	(626,549)	(4,500,000)	—
Credit Suisse First Boston Corp.	1,163,864	(977,374)	(260,000)	—
Deutsche Bank AG	4,500,055	(267,421)	(4,464,122)	—
Goldman Sachs & Co.	691,726	(99,892)	(537,125)	54,709
Hong Kong & Shanghai Bank	505,604	(505,604)	—	—
JPMorgan Chase	2,715,259	(2,715,259)	—	—
Toronto Dominion	134,173	(24,530)	—	109,643
UBS AG	612,210	(204,876)	—	407,334

	$17,275,245

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(1,304,153)	$339,111	$382,254	$(582,788)
Barclays Capital Group	(274,612)	274,612	—	—
BNP Paribas	(96,478)	96,478	—	—
Citigroup Global Markets	(626,549)	626,549	—	—

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	75

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Credit Suisse First Boston Corp.	$(977,374)	$977,374	$—	$—
Deutsche Bank AG	(267,421)	267,421	—	—
Goldman Sachs & Co.	(99,892)	99,892	—	—
Hong Kong & Shanghai Bank	(9,657,072)	505,604	9,893,669	—
JPMorgan Chase	(2,809,024)	2,715,259	—	(93,765)
Toronto Dominion	(24,530)	24,530	—	—
UBS AG	(204,876)	204,876	—	—

	$(16,341,981)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

76

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2015

Prudential Absolute Return Bond Fund

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $202,196,284:
Unaffiliated Investments (cost $2,800,487,906)	$2,802,294,932
Affiliated Investments (cost $225,900,548)	225,900,548
Cash	2,765,117
Foreign currency, at value (cost $427,225)	429,551
Deposit with broker	35,390,000
Receivable for investments sold	28,298,600
Dividends and interest receivable	24,482,492
Unrealized appreciation on over-the-counter swap agreements	8,013,267
Receivable for Fund shares sold	5,523,646
Unrealized appreciation on forward foreign currency exchange contracts	2,934,645
Premium paid for swap agreements	2,125,739
Due from broker—variation margin swaps	1,502,330
Unrealized appreciation on cross currency exchange contracts	391,761
Prepaid expenses	7,783

Total assets	3,140,060,411

Liabilities
Payable to broker for collateral for securities on loan	207,191,776
Payable for investments purchased	45,156,631
Unrealized depreciation on over-the-counter swap agreements	11,240,633
Payable for Fund shares reacquired	6,910,493
Unrealized depreciation on forward foreign currency exchange contracts	4,418,426
Dividends payable	1,883,696
Management fee payable	1,749,264
Premium received for swap agreements	583,302
Accrued expenses and other liabilities	437,152
Distribution fee payable	234,803
Due to broker—variation margin futures	177,875
Unrealized depreciation on cross currency exchange contracts	99,620
Affiliated transfer agent fee payable	88,548
Options written outstanding, at value (premiums received $422,461)	73,150
Loan interest payable	3,425

Total liabilities	280,248,794

Net Assets	$2,859,811,617

Net assets were comprised of:
Shares of beneficial interest, at par	$294,322
Paid-in capital in excess of par	2,911,628,617

2,911,922,939
Distributions in excess of net investment income	(19,581,252)
Accumulated net realized gain on investment and foreign currency transactions	548,497
Net unrealized depreciation on investments and foreign currencies	(33,078,567)

Net assets, April 30, 2015	$2,859,811,617

See Notes to Financial Statements.

78

Class A
Net asset value and redemption price per share ($389,824,875 ÷ 40,257,087 shares of beneficial interest issued and outstanding)	$9.68
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.14

Class C
Net asset value, offering price and redemption price per share ($187,095,202 ÷ 19,256,958 shares of beneficial interest issued and outstanding)	$9.72

Class Q
Net asset value, offering price and redemption price per share ($134,201,830 ÷ 13,840,153 shares of beneficial interest issued and outstanding)	$9.70

Class Z
Net asset value, offering price and redemption price per share ($2,148,689,710 ÷ 220,967,890 shares of beneficial interest issued and outstanding)	$9.72

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	79

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $835)	$48,174,766
Affiliated income from securities lending, net	97,604
Affiliated dividend income	47,690
Unaffiliated dividend income	248

Total income	48,320,308

Expenses
Management fee	11,149,337
Distribution fee—Class A	593,794
Distribution fee—Class C	949,871
Transfer agent’s fees and expenses (including affiliated expense of $275,400)	1,487,000
Custodian and accounting fees	238,000
Registration fees	124,000
Shareholders’ reports	116,000
Trustees’ fees	33,000
Audit fee	30,000
Legal fees and expenses	17,000
Insurance expenses	15,000
Loan interest expense	3,883
Miscellaneous	9,954

Total expenses	14,766,839
Less: Expense reimbursement	(666,023)
Distribution fee waiver—Class A	(75,042)

Net expenses	14,025,774

Net investment income	34,294,534

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(17,334,432)
Futures transactions	8,304,316
Options written transactions	5,075,318
Swap agreement transactions	(14,034,908)
Foreign currency transactions	20,596,320

2,606,614

Net change in unrealized appreciation (depreciation) on:
Investments	1,853,684
Futures	2,180,176
Options written	1,326,799
Swap agreements	(26,694,310)
Foreign currencies	(4,580,674)

(25,914,325)

Net loss on investment and foreign currency transactions	(23,307,711)

Net Increase In Net Assets Resulting From Operations	$10,986,823

See Notes to Financial Statements.

80

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$34,294,534	$57,727,215
Net realized gain on investment and foreign currency transactions	2,606,614	9,476,635
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(25,914,325)	(8,225,291)

Net increase in net assets resulting from operations	10,986,823	58,978,559

Dividends from net investment income (Note 1)
Class A	(6,001,933)	(14,610,353)
Class C	(1,980,745)	(4,128,278)
Class Q	(1,272,207)	(615,679)
Class Z	(31,863,856)	(47,979,931)

	(41,118,741)	(67,334,241)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	692,690,734	1,710,468,796
Net asset value of shares issued in reinvestment of dividends and distributions	25,154,896	35,761,238
Cost of shares reacquired	(566,056,555)	(860,861,393)

Net increase in net assets from Fund share transactions	151,789,075	885,368,641

Total increase	121,657,157	877,012,959

Net Assets:
Beginning of period	2,738,154,460	1,861,141,501

End of period	$2,859,811,617	$2,738,154,460

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	81

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of three funds: Prudential Large-Cap Core Equity Fund, Prudential International Real Estate Fund and Prudential Absolute Return Bond Fund (the “Fund”). These financial statements relate to Prudential Absolute Return Bond Fund, a diversified fund. The financial statements of the Prudential Large-Cap Core Equity Fund and Prudential International Real Estate Fund are not presented herein. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 30, 2011.

The Fund’s investment objective is to seek positive returns over the long term, regardless of market conditions.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

82

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event there is no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Prudential Absolute Return Bond Fund	83

Notes to Financial Statements

(Unaudited) continued

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely

84

marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region

Prudential Absolute Return Bond Fund	85

Notes to Financial Statements

(Unaudited) continued

or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward

86

contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund may enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Prudential Absolute Return Bond Fund	87

Notes to Financial Statements

(Unaudited) continued

Swap Agreements: The Fund entered into credit default, interest rate, and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one currency will be exchanged for a specified amount of another currency.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum

88

risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protections throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credits spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Prudential Absolute Return Bond Fund	89

Notes to Financial Statements

(Unaudited) continued

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral

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pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2015, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such

Prudential Absolute Return Bond Fund	91

Notes to Financial Statements

(Unaudited) continued

participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Payment In Kind Securities: The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

92

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to the share class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Prudential Absolute Return Bond Fund	93

Notes to Financial Statements

(Unaudited) continued

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .80% of the Fund’s average daily net assets up to $2.5 billion, .775% of the average daily net assets up to $5 billion and .75% of the average daily net assets in excess of $5 billion. Prior to July 1, 2014, the management fee paid to PI was accrued daily and payable monthly at an annual rate of .80% of the Fund’s average daily net assets. The effective management fee rate before any waivers and/or expense reimbursement was .80% for the six months ended April 30, 2015. The effective management fee rate, net of waivers and/or expense reimbursement, was .75%

PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .90% of the Fund’s average daily net assets until February 29, 2016. Prior to this agreement, PI contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .85% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the six months ended April 30, 2015, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through March 8, 2015. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

PIMS has advised the Fund that it received $87,772 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

94

PIMS has advised the Fund that for the six months ended April 30, 2015, it received $13,057 and $18,639, in contingent deferred sales charges imposed upon certain redemptions by Class A and Class C shareholders.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended April 30, 2015, PIM has been compensated approximately $29,154 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. government securities, for the six months ended April 30, 2015, were $782,258,870 and $441,930,439, respectively.

Transactions in options written during the six months ended April 30, 2015, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at October 31, 2014	$2,062,800	$3,735,020
Options written	4,488,900	4,693,717
Options closed	(1,174,400)	(1,579,888)
Options expired	(5,111,300)	(6,426,388)

Options outstanding at April 30, 2015	$266,000	$422,461

Prudential Absolute Return Bond Fund	95

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2015 were as follows:

Tax Basis	$3,044,592,339

Appreciation	37,606,968
Depreciation	(54,003,827)

Net Unrealized Depreciation	$(16,396,859)

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed during the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

96

At April 30, 2015, Prudential Financial, Inc. through its affiliates owned 114 Class Q shares of the Fund.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	6,276,890	$60,915,016
Shares issued in reinvestment of dividends and distributions	465,553	4,521,588
Shares reacquired	(12,712,640)	(123,175,858)

Net increase (decrease) in shares outstanding before conversion	(5,970,197)	(57,739,254)
Shares issued upon conversion from Class C and Class Z	299,060	2,902,347
Shares reacquired upon conversion into Class Z	(323,122)	(3,125,380)

Net increase (decrease) in shares outstanding	(5,994,259)	$(57,962,287)

Year ended October 31, 2014:
Shares sold	25,860,898	$254,052,917
Shares issued in reinvestment of dividends and distributions	1,099,582	10,810,098
Shares reacquired	(21,255,359)	(208,835,533)

Net increase (decrease) in shares outstanding before conversion	5,705,121	56,027,482
Shares issued upon conversion from Class C and Class Z	202,124	1,986,540
Shares reacquired upon conversion into Class Z	(7,469,736)	(73,591,315)

Net increase (decrease) in shares outstanding	(1,562,491)	$(15,577,293)

Class C
Six months ended April 30, 2015:
Shares sold	2,325,085	$22,621,818
Shares issued in reinvestment of dividends and distributions	157,311	1,540,538
Shares reacquired	(2,868,050)	(27,890,786)

Net increase (decrease) in shares outstanding before conversion	(385,654)	(3,728,430)
Shares reacquired upon conversion into Class A and Class Z	(244,229)	(2,375,611)

Net increase (decrease) in shares outstanding	(629,883)	$(6,104,041)

Year ended October 31, 2014:
Shares sold	7,236,195	$71,257,263
Shares issued in reinvestment of dividends and distributions	324,244	3,188,800
Shares reacquired	(4,917,325)	(48,458,069)

Net increase (decrease) in shares outstanding before conversion	2,643,114	25,987,994
Shares reacquired upon conversion into Class A and Class Z	(253,166)	(2,495,813)

Net increase (decrease) in shares outstanding	2,389,948	$23,492,181

Prudential Absolute Return Bond Fund	97

Notes to Financial Statements

(Unaudited) continued

Class Q	Shares	Amount
Six months ended April 30, 2015:
Shares sold	12,326,983	$120,000,133
Shares issued in reinvestment of dividends and distributions	131,030	1,272,273
Shares reacquired	(946,660)	(9,175,009)

Net increase (decrease) in shares outstanding before conversion	11,511,353	112,097,397
Shares issued upon conversion from Class Z	388,526	3,270,165

Net increase (decrease) in shares outstanding	11,899,879	$115,367,562

Year ended October 31, 2014:
Shares sold	160,554	$1,580,555
Shares issued in reinvestment of dividends and distributions	62,563	615,625
Shares reacquired	(96,009)	(943,122)

Net increase (decrease) in shares outstanding	127,108	$1,253,058

Class Z
Six months ended April 30, 2015:
Shares sold	50,242,891	$489,153,767
Shares issued in reinvestment of dividends and distributions	1,827,612	17,820,497
Shares reacquired	(41,694,620)	(405,814,902)

Net increase (decrease) in shares outstanding before conversion	10,375,883	101,159,362
Shares issued upon conversion from Class A and C	563,700	5,480,157
Shares reacquired upon conversion into Class A and Class Q	(633,224)	(6,151,678)

Net increase (decrease) in shares outstanding	10,306,359	$100,487,841

Year ended October 31, 2014:
Shares sold	140,346,834	$1,383,578,061
Shares issued in reinvestment of dividends and distributions	2,143,568	21,146,715
Shares reacquired	(61,172,542)	(602,624,669)

Net increase (decrease) in shares outstanding before conversion	81,317,860	802,100,107
Shares issued upon conversion from Class A and C	7,691,040	76,072,618
Shares reacquired upon conversion into Class A	(199,878)	(1,972,030)

Net increase (decrease) in shares outstanding	88,809,022	$876,200,695

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized

98

commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2015. The average daily balance for the 14 days that the Fund had loans outstanding during the period was approximately $7,167,000, borrowed at a weighted average interest rate of 1.43%. The maximum loan outstanding amount during the period was $13,682,000. At April 30, 2015, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Absolute Return Bond Fund	99

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			March 30, 2011(e) through October 31,
	2015		2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.79		$9.82	$9.92	$9.72	$10.00
Income (loss) from investment operations:
Net investment income	.11		.25	.21	.22	.18
Net realized and unrealized gain (loss) on investment transactions	(.09)		.02	(.03)	.30	(.31)
Total from investment operations	.02		.27	.18	.52	(.13)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.30)	(.23)	(.30)	(.15)
Tax return of capital	-		-	(.05)	-	-
Distributions from net realized gains	-		-	-	(.02)	-
Total dividends and distributions	(.13)		(.30)	(.28)	(.32)	(.15)
Net asset value, end of period	$9.68		$9.79	$9.82	$9.92	$9.72
Total Return(b):	.26%		2.76%	1.86%	5.49%	(1.27)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$389,825		$452,955	$469,604	$91,250	$2,709
Average net assets (000)	$418,433		$483,199	$303,234	$18,023	$2,240
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.15%	(f)	1.15%	1.14%	1.11%	1.30%	(f)
Expenses before waivers and/or expense reimbursement	1.24%	(f)	1.27%	1.28%	1.54%	2.70%	(f)
Net investment income	2.34%	(f)	2.58%	2.17%	2.53%	2.90%	(f)
Portfolio turnover rate	27%	(g)	64%	125%	152%	112%	(g)

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

100

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			March 30, 2011(d) through October 31,
	2015		2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.82		$9.85	$9.94	$9.73	$10.00
Income (loss) from investment operations:
Net investment income	.08		.18	.14	.16	.13
Net realized and unrealized gain (loss) on investment transactions	(.08)		.01	(.02)	.29	(.30)
Total from investment operations	-		.19	.12	.45	(.17)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.22)	(.16)	(.22)	(.10)
Tax return of capital	-		-	(.05)	-	-
Distributions from net realized gains	-		-	-	(.02)	-
Total dividends and distributions	(.10)		(.22)	(.21)	(.24)	(.10)
Net asset value, end of period	$9.72		$9.82	$9.85	$9.94	$9.73
Total Return(b):	(.01)%		1.97%	1.18%	4.78%	(1.74)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$187,095		$195,312	$172,326	$28,708	$4,030
Average net assets (000)	$191,544		$183,745	$97,736	$7,066	$2,254
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.90%	(e)	1.90%	1.89%	1.88%	2.05%	(e)
Expenses before waivers and/or expense reimbursement	1.95%	(e)	1.97%	1.98%	2.39%	3.39%	(e)
Net investment income	1.57%	(e)	1.81%	1.41%	1.86%	2.17%	(e)
Portfolio turnover rate	27%	(f)	64%	125%	152%	112%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	101

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,			March 30, 2011(d) through October 31,
	2015		2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.81		$9.83	$9.94	$9.73	$10.00
Income (loss) from investment operations:
Net investment income	.12		.28	.27	.30	.16
Net realized and unrealized gain (loss) on investment transactions	(.08)		.03	(.06)	.26	(.27)
Total from investment operations	.04		.31	.21	.56	(.11)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.33)	(.27)	(.33)	(.16)
Tax return of capital	-		-	(.05)	-	-
Distributions from net realized gains	-		-	-	(.02)	-
Total dividends and distributions	(.15)		(.33)	(.32)	(.35)	(.16)
Net asset value, end of period	$9.70		$9.81	$9.83	$9.94	$9.73
Total Return(b):	.41%		3.16%	2.10%	5.99%	(1.09)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$134,202		$19,025	$17,829	$1	$1
Average net assets (000)	$98,337		$18,604	$3,144	$1	$1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.83%	(e)	.85%	.90%	.89%	1.05%	(e)
Expenses before waivers and/or expense reimbursement	.83%	(e)	.85%	.94%	1.54%	2.45%	(e)
Net investment income	2.52%	(e)	2.87%	2.87%	3.11%	2.74%	(e)
Portfolio turnover rate	27%	(f)	64%	125%	152%	112%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

102

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			March 30, 2011(d) through October 31,
	2015		2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.83		$9.86	$9.95	$9.74	$10.00
Income (loss) from investment operations:
Net investment income	.12		.27	.24	.27	.16
Net realized and unrealized gain (loss) on investment transactions	(.08)		.02	(.02)	.28	(.27)
Total from investment operations	.04		.29	.22	.55	(.11)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.32)	(.26)	(.32)	(.15)
Tax return of capital	-		-	(.05)	-	-
Distributions from net realized gains	-		-	-	(.02)	-
Total dividends and distributions	(.15)		(.32)	(.31)	(.34)	(.15)
Net asset value, end of period	$9.72		$9.83	$9.86	$9.95	$9.74
Total Return(b):	.38%		3.00%	2.21%	5.81%	(1.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,148,690		$2,070,862	$1,201,383	$82,364	$28,192
Average net assets (000)	$2,112,055		$1,484,697	$672,382	$34,383	$27,018
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.90%	(e)	.90%	.90%	.89%	1.05%	(e)
Expenses before waivers and/or expense reimbursement	.95%	(e)	.97%	.99%	1.50%	2.48%	(e)
Net investment income	2.55%	(e)	2.79%	2.43%	2.92%	2.70%	(e)
Portfolio turnover rate	27%	(f)	64%	125%	152%	112%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	103

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios 9 which is comprised of Prudential Large-Cap Core Equity Fund, Prudential International Real Estate Fund, Prudential Absolute Return Bond Fund and Prudential Select Real Estate Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

Proposal: To elect twelve Trustees:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	237,604,614.276	99.368%	89.460%
WITHHELD	1,513,074.891	0.632%	0.569%

Kevin J. Bannon
FOR	237,599,385.300	99.366%	89.458%
WITHHELD	1,518,303.867	0.634%	0.571%

Linda W. Bynoe
FOR	237,520,092.174	99.332%	89.428%
WITHHELD	1,597,596.993	0.668%	0.601%

Keith F. Hartstein
FOR	237,691,559.220	99.404%	89.493%
WITHHELD	1,426,129.947	0.596%	0.536%

Michael S. Hyland
FOR	237,614,241.801	99.372%	89.463%
WITHHELD	1,503,447.366	0.628%	0.566%

Stephen P. Munn
FOR	237,489,091.083	99.319%	89.416%
WITHHELD	1,628,598.084	0.681%	0.613%

James E. Quinn
FOR	237,632,385.824	99.379%	89.470%
WITHHELD	1,485,303.343	0.621%	0.559%

Richard A. Redeker
FOR	237,517,211.554	99.331%	89.427%
WITHHELD	1,600,477.613	0.669%	0.602%

Stephen G. Stoneburn
FOR	237,547,607.267	99.344%	89.438%
WITHHELD	1,570,081.900	0.656%	0.591%

Grace C. Torres
FOR	237,602,041.430	99.367%	89.459%
WITHHELD	1,515,647.737	0.633%	0.570%

104

	SHARES VOTED	% VOTED	% OF T/O
Stuart S. Parker
FOR	237,612,476.112	99.371%	89.463%
WITHHELD	1,505,213.055	0.629%	0.566%

Scott E. Benjamin
FOR	237,547,569.909	99.344%	89.438%
WITHHELD	1,570,119.258	0.656%	0.591%

At the special meeting of shareholders of the Fund held on November 26, 2014, shareholders of the Fund also approved the following proposal:

Proposal: To permit Prudential Investments LLC (PI) to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval:

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	126,949,121.409	55.729%	50.351%
AGAINST	998,375.657	0.439%	0.396%
ABSTAIN	769,858.684	0.337%	0.305%
BROKER NON-VOTE	99,082,429.026	43.495%	39.299%

TOTAL	227,799,784.776	100.000%	90.351%

Prudential Absolute Return Bond Fund	105

Approval of Advisory Agreement

Approval of New Sub-Subadvisory Agreement

As required by the Investment Company Act of 1940, as amended (the 1940 Act), at an in-person meeting of the Board of Trustees (the Board) held on March 3-5, 2015, the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Prudential Investment Management, Inc. (PIM or the Subadviser) and Pramerica Investment Management Limited (PIML or the Sub-Subadviser), under which PIM may delegate subadvisory authority to PIML such that PIML may execute trades directly on behalf of the Fund. The Board noted that counsel to the Fund had issued an opinion that the delegation of subadvisory services by PIM to PIML with respect to the Fund would not constitute an assignment of the current subadvisory agreement between Prudential Investments LLC (the Manager) and PIM with respect to the Fund or a material amendment of the agreement, so that PIM and PIML could enter into the Sub-Subadvisory Agreement with respect to the Fund with Board approval but without shareholder approval being required under the 1940 Act.

In approving the Sub-Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Sub-Subadviser; any relevant comparable performance information; the fees, if any, proposed to be paid by PIM to the Sub-Subadviser under the Sub-Subadvisory Agreement and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager, the Subadviser and the Sub-Subadviser at or in advance of the meetings on March 3-5, 2015. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Sub-Subadvisory Agreement with respect to the Fund.

The Trustees determined that the overall arrangements between the Manager, the Subadviser and the Sub-Subadviser, which will serve as a sub-subadviser to the Fund pursuant to the terms of the Sub-Subadvisory Agreement, are in the best interests of the Fund and its shareholders in light of the services to be performed, the fees to be charged, if any, under the Sub-Subadvisory Agreement and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the Sub-Subadvisory Agreement with respect to the Fund are separately discussed below.

Prudential Absolute Return Bond Fund

Approval of Advisory Agreement (continued)

Nature, Quality and Extent of Services

The Board noted that it had received and considered information regarding the nature and extent of services currently provided to the Fund by PIM under the current subadvisory agreement at the meetings on June 9-11, 2014. The Board also noted that PIM proposed to formally delegate trading and limited management authority for the Fund to PIML so that PIML will be authorized to act on behalf of the Fund and conduct real-time trading in either the United States or the United Kingdom, where PIML is organized. The Board noted the Manager’s statement that the existing arrangements, which require all trades on behalf of the Fund to be routed through PIM personnel in the US, create delays that potentially disadvantage the Fund and its shareholders.

With respect to the quality of services, the Board considered, among other things, the background and experience of the PIML management team and compliance personnel. The Board met with representatives from PIM and PIML and reviewed the qualifications, backgrounds and responsibilities of the personnel who would be authorized to act on behalf of the Funds. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to PIML. The Board noted that it received a favorable compliance report from the Fund’s Chief Compliance Officer (CCO) as to PIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment sub-subadvisory services anticipated to be provided to the Fund by PIML and that there was a reasonable basis on which to conclude that the Fund would benefit from the additional subadvisory services to be provided by PIML under the new Sub-Subadvisory Agreement. The Board noted the Manager’s statement that no member of the PIML portfolio management team would serve as a portfolio manager of the Fund.

Performance of the Fund

The Board noted that performance of other accounts managed by PIML was not a relevant factor for its consideration since PIML would not be responsible for managing Fund assets under the Sub-Subadvisory Agreement. The Board noted the Manager’s statements that PIML’s role would be limited to trading on behalf of the Fund and that PIM portfolio managers will oversee all transactions executed by PIML.

Investment Subadvisory Fee Rates

The Board noted that under the Sub-Subadvisory Agreement PIML will be paid a subadvisory fee, if any, by PIM, not the Fund or the Manager. The Board noted the

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Manager’s statement that the fees and expenses of the Fund and the fees paid by the Manager to PIM will not increase as a result of the Sub-Subadvisory Agreement.

Sub-Subadviser’s Profitability

The Board noted that any fee to be paid to PIML for sub-subadvisory services would be paid by PIM, not the Manager or the Fund. The Board further noted that PIML is affiliated with PIM and the Manager and, a result, the Board will not separately consider PIML’s profitability since PIML’s profitability will be reflected in the Manager’s profitability report.

Economies of Scale

The Board noted that any fee to be paid to PIML for sub-subadvisory services would be paid by PIM, not the Manager or the Fund. The Board noted that it would review economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to the Sub-Subadviser or its Affiliates from Serving as Sub-Subadviser

The Board considered potential “fall-out” or ancillary benefits that might be received by PIML and its affiliates as a result of their relationships with the Fund. The Board concluded that any potential benefits to be derived by PIML, which included potential access to additional research resources and benefits to its reputation, were consistent with the types of benefits generally derived by subadvisers to mutual funds.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the Sub-Subadvisory Agreement was in the best interests of the Fund and its shareholders.

Prudential Absolute Return Bond Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Absolute Return Bond Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PADAX	PADCX	PADQX	PADZX
CUSIP	74441J852	74441J845	74441J837	74441J829

MF213E2    0278673-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SELECT

REAL ESTATE FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Real Estate Investors, also known as PREl, is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, PREI, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Select Real Estate Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Select Real Estate Fund

Prudential Select Real Estate Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	Since Inception
Class A	3.87%	6.99% (8/1/14)
Class C	3.49	6.38 (8/1/14)
Class Q	3.92	7.14 (8/1/14)
Class Z	3.96	7.19 (8/1/14)
S&P Developed Property Net Index	4.59	5.54
FTSE EPRA/NAREIT Developed Real Estate Index	3.56	5.02
Lipper Global Real Estate Funds Average	3.77	5.65

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		Since Inception
Class A		N/A (8/1/14)
Class C		N/A (8/1/14)
Class Q		N/A (8/1/14)
Class Z		N/A (8/1/14)
S&P Developed Property Net Index		N/A
FTSE EPRA/NAREIT Developed Real Estate Index		N/A
Lipper Global Real Estate Funds Average		N/A

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

Benchmark Definitions

S&P Developed Property Net Index

The S&P Developed Property Net Index is an unmanaged, weighted index which measures the investable universe of publicly traded property companies and domiciled in developed markets.

FTSE EPRA/NAREIT Developed Real Estate Index

The FTSE EPRA/NAREIT Developed Real Estate Index is unmanaged and designed to track the performance of listed real estate companies and REITs worldwide.

Lipper Global Real Estate Funds Average

The Lipper Global Real Estate Funds Average includes funds that invest at least 25% but less than 75% of their equity portfolio in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US.

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the indexes and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Select Real Estate Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
Mitsui Fudosan Co. Ltd. (Japan), Diversified Real Estate Activities	6.4%
Post Properties, Inc., Residential REITs	4.1
Empire State Realty Trust, Inc. (Class A Stock), Diversified REITs	3.8
Nomura Real Estate Master Fund, Inc. (Japan), Diversified REITs	3.2
Hudson Pacific Properties, Inc., Office REITs	3.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/15
Diversified REITs	17.7%
Diversified Real Estate Activities	16.9
Office REITs	16.1
Residential REITs	12.4
Retail REITs	11.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Select Real Estate Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Select Real Estate Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,038.70	1.35%	$6.82
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.72

Class C	Actual	$1,000.00	$1,034.90	2.10%	$10.60
	Hypothetical	$1,000.00	$1,014.38	2.10%	$10.49

Class Q	Actual	$1,000.00	$1,039.20	1.10%	$5.56
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class Z	Actual	$1,000.00	$1,039.60	1.10%	$5.56
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	5.57%	1.35%
C	6.40	2.10
Q	4.31	1.10
Z	5.78	1.10

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Select Real Estate Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 100.7%

COMMON STOCKS

Diversified Real Estate Activities 16.9%
Mitsubishi Estate Co. Ltd. (Japan)	5,530	$130,161
Mitsui Fudosan Co. Ltd. (Japan)	11,860	351,581
Sumitomo Realty & Development Co. Ltd. (Japan)	3,000	115,788
Sun Hung Kai Properties Ltd. (Hong Kong)	9,770	162,265
Westgrund AG (Germany)*	11,000	62,807
Wharf Holdings Ltd. (The) (Hong Kong)	13,670	98,494

		921,096

Diversified REITs 17.7%
Activia Properties, Inc. (Japan)	11	100,042
British Land Co. PLC (The) (United Kingdom)	6,300	80,238
Empire State Realty Trust, Inc. (Class A Stock)	11,500	207,000
First Potomac Realty Trust	11,894	127,504
Hibernia REIT PLC (Ireland)	76,962	106,293
Nomura Real Estate Master Fund, Inc. (Japan)	136	176,932
STORE Capital Corp.	4,250	89,250
Suntec Real Estate Investment Trust (Singapore)	57,650	76,961

		964,220

Health Care REITs 5.2%
Health Care REIT, Inc.	1,010	72,740
Healthcare Trust of America, Inc. (Class A Stock)	2,800	72,492
Physicians Realty Trust	8,350	138,610

		283,842

Hotel & Resort REITs 5.8%
Chesapeake Lodging Trust	2,231	70,834
Strategic Hotels & Resorts, Inc.*	11,840	138,528
Sunstone Hotel Investors, Inc.	6,900	107,502

		316,864

Hotels, Resorts & Cruise Lines 4.9%
Hilton Worldwide Holdings, Inc.*	3,310	95,858
La Quinta Holdings, Inc.*	7,087	170,655

		266,513

Industrial REITs 5.9%
First Industrial Realty Trust, Inc.	7,240	142,845

See Notes to Financial Statements.

Prudential Select Real Estate Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Industrial REITs (cont’d.)
Mapletree Industrial Trust (Singapore)	44,000	$53,485
Prologis, Inc.	3,220	129,444

		325,774

Office REITs 16.1%
Columbia Property Trust, Inc.	3,520	92,330
Dexus Property Group (Australia)	12,000	69,727
Gramercy Property Trust, Inc.	4,375	119,612
Great Portland Estates PLC (United Kingdom)	9,470	115,600
Hudson Pacific Properties, Inc.	5,795	174,777
Keppel REIT (Singapore)	160,630	149,316
Kilroy Realty Corp.	1,245	88,383
Piedmont Office Realty Trust, Inc. (Class A Stock)	4,000	69,920

		879,665

Real Estate Operating Companies 3.1%
Hongkong Land Holdings Ltd. (Hong Kong)	13,350	108,135
TLG Immobilien AG (Germany)*	3,674	61,674

		169,809

Residential REITs 12.4%
Camden Property Trust	2,180	163,675
Empiric Student Property PLC (United Kingdom)	34,683	55,900
Home Properties, Inc.	1,890	139,028
Irish Residential Properties REIT PLC (Ireland)	78,398	94,103
Post Properties, Inc.	3,900	222,963

		675,669

Retail REITs 11.1%
Cedar Realty Trust, Inc.	3,400	23,766
Equity One, Inc.	5,736	141,278
General Growth Properties, Inc.	3,275	89,735
Hammerson PLC (United Kingdom)	8,200	84,013
Mapletree Commercial Trust (Singapore)	71,000	82,571
Simon Property Group, Inc.	530	96,190
Taubman Centers, Inc.	1,230	88,572

		606,125

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Specialized REITs 1.6%
Sovran Self Storage, Inc.	1,000	$87,340

TOTAL LONG-TERM INVESTMENTS (cost $5,343,826)		5,496,917

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,081) (Note 3)(a)	4,081	4,081

TOTAL INVESTMENTS 100.8% (cost $5,347,907)		5,500,998
Liabilities in excess of other assets (0.8)%		(45,942)

NET ASSETS 100.0%		$5,455,056

The following abbreviation is used in the portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Select Real Estate Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$822,602	$98,494	$—
Diversified REITs	283,961	680,259	—
Health Care REITs	138,610	145,232	—
Hotel & Resort REITs	316,864	—	—
Hotels, Resorts & Cruise Lines	266,513	—	—
Industrial REITs	325,774	—	—
Office REITs	879,665	—	—
Real Estate Operating Companies	108,135	61,674	—
Residential REITs	222,963	452,706	—
Retail REITs	606,125	—	—
Specialized REITs	87,340	—	—
Affiliated Money Market Mutual Fund	4,081	—	—

Total	$4,062,633	$1,438,365	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2015 was as follows:

Diversified REITs	17.7%
Diversified Real Estate Activities	16.9
Office REITs	16.1
Residential REITs	12.4
Retail REITs	11.1
Industrial REITs	5.9
Hotel & Resort REITs	5.8
Health Care REITs	5.2
Hotels, Resorts & Cruise Lines	4.9%
Real Estate Operating Companies	3.1
Specialized REITs	1.6
Affiliated Money Market Mutual Fund	0.1

100.8
Liabilities in excess of other assets	(0.8)

100.0%

See Notes to Financial Statements.

12

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2015

Prudential Select Real Estate Fund

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $5,343,826)	$5,496,917
Affiliated investments (cost $4,081)	4,081
Dividends receivable	16,251
Due from Manager	5,352
Tax reclaim receivable	119
Receivable for Fund shares sold	23
Prepaid expenses	203

Total assets	5,522,946

Liabilities
Accrued expenses and other liabilities	67,809
Distribution fee payable	44
Affiliated transfer agent fee payable	37

Total liabilities	67,890

Net Assets	$5,455,056

Net assets were comprised of:
Shares of beneficial interest, at par	$518
Paid-in capital in excess of par	5,183,229

5,183,747
Accumulated net investment loss	(22,751)
Accumulated net realized gain on investment and foreign currency transactions	140,938
Net unrealized appreciation on investments and foreign currencies	153,122

Net assets, April 30, 2015	$5,455,056

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($24,001 ÷ 2,262 shares of beneficial interest issued and outstanding)	$10.61
Maximum sales charge (5.50% of offering price)	0.62

Maximum offering price to public	$11.23

Class C
Net asset value, offering price and redemption price per share, ($45,571 ÷ 4,321 shares of beneficial interest issued and outstanding)	$10.55

Class Q
Net asset value, offering price and redemption price per share, ($5,368,587 ÷ 510,252 shares of beneficial interest issued and outstanding)	$10.52

Class Z
Net asset value, offering price and redemption price per share, ($16,897 ÷ 1,590 shares of beneficial interest issued and outstanding)	$10.63

See Notes to Financial Statements.

Prudential Select Real Estate Fund	15

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $2,782)	$44,223
Affiliated dividend income	175

Total income	44,398

Expenses
Management fee	25,395
Distribution fee—Class A	35
Distribution fee—Class C	187
Custodian and accounting fees	27,000
Registration fees	19,000
Reports to shareholders	14,000
Legal fees and expenses	9,000
Audit fee	7,000
Trustees’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $98)	400
Miscellaneous	6,868

Total expenses	115,885
Less: Management fee waiver and/or expense reimbursement	(86,258)
Distribution fee waiver—Class A	(6)

Net expenses	29,621

Net investment income	14,777

Realized and Unrealized Gain (Loss) on Investment and Foreign Currencies
Net realized gain (loss) on:
Investment transactions	143,077
Foreign currency transactions	(312)

142,765

Net change in unrealized appreciation (depreciation) on:
Investments	48,742
Foreign currencies	44

48,786

Net gain on investment and foreign currencies	191,551

Net Increase In Net Assets Resulting From Operations	$206,328

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Period from August 1, 2014* to October 31, 2014
Increase in Net Assets
Operations
Net investment income	$14,777	$9,419
Net realized gain on investment and foreign currency transactions	142,765	41,998
Net change in unrealized appreciation on investments and foreign currencies	48,786	104,336

Net increase in net assets resulting from operations	206,328	155,753

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class Q	(51,503)	—

Distributions from net realized gains:
Class A	(160)	—
Class C	(322)	—
Class Q	(43,237)	—
Class Z	(87)	—

	(43,806)	—

Fund share transactions (Note 6)
Net proceeds from shares sold	45,941	5,047,086
Net asset value of shares issued in reinvestment of dividends and distributions	95,307	—
Cost of shares reacquired	(50)	—

Net increase in net assets from Fund share transactions	141,198	5,047,086

Total increase	252,217	5,202,839

Net Assets:
Beginning of period	5,202,839	—

End of period(a)	$5,455,056	$5,202,839

(a) Includes undistributed net investment income of:	$—	$13,975

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Select Real Estate Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four portfolios: Prudential Select Real Estate (the “Fund”), Prudential International Real Estate Fund, Prudential Large-Cap Core Equity Fund and Prudential Absolute Return Bond Fund. These financial statements relate only to Prudential Select Real Estate Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a Delaware business trust on September 18, 1998. The Fund commenced operations on August 1, 2014. The Fund’s investment objective is to seek capital appreciation and income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

18

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Select Real Estate Fund	19

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the

20

market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the year is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Prudential Select Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadviser’s performance of all investment advisory services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PREI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PREI is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays for the services of PREI, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 0.95% of the Fund’s average daily net assets. For the period ended April 30, 2015, waivers and/or expense reimbursements exceeded the effective management fee rate.

22

PI has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) of each class of shares to 1.10% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, C, Q and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed through February 29, 2016 to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $116 in front-end sales charges resulting from sales of Class A shares, during the period ended April 30, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended April 30, 2015, there were no contingent deferred sales charges imposed.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Select Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2015, were $3,383,204 and $2,967,893, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2015 were as follows:

Tax Basis	$5,625,350

Appreciation	5,847
Depreciation	(130,199)

Net Unrealized Depreciation	$(124,352)

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions and has concluded that as of October 31, 2014, no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of up to 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge, but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

24

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2015, Prudential owned 1,008 Class A shares, 1,008 Class C shares, 510,252 Class Q shares and 1,008 Class Z shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	1,110	$11,735
Shares issued in reinvestment of dividends and distributions	16	160

Net increase (decrease) in shares outstanding before conversion	1,126	11,895
Shares reacquired upon conversion into Class Z	(579)	(6,225)

Net increase (decrease) in shares outstanding	547	$5,670

Period ended October 31, 2014*:
Shares sold	1,715	$17,086
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1,715	$17,086

Class C
Six months ended April 30, 2015:
Shares sold	3,295	$34,161
Shares issued in reinvestment of dividends and distributions	31	322
Shares reacquired	(5)	(50)

Net increase (decrease) in shares outstanding	3,321	$34,433

Period ended October 31, 2014*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1,000	$10,000

Prudential Select Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

Class Q	Shares	Amount
Six months ended April 30, 2015:
Shares issued in reinvestment of dividends and distributions	9,252	$94,739

Net increase (decrease) in shares outstanding	9,252	$94,739

Period ended October 31, 2014*:
Shares sold	501,000	$5,010,000
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	501,000	$5,010,000

Class Z
Six months ended April 30, 2015:
Shares sold	5	$45
Shares issued in reinvestment of dividends and distributions	8	86

Net increase (decrease) in shares outstanding before conversion	13	131
Shares issued upon conversion from Class A	577	6,225

Net increase (decrease) in shares outstanding	590	$6,356

Period ended October 31, 2014*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1,000	$10,000

*	Commencement of operations was August 1, 2014.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during six months ended April 30, 2015.

26

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Select Real Estate Fund	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		August 1, 2014(b) through October 31,
	2015		2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.30		$10.00
Income (loss) from investment operations:
Net investment income	.01		.01
Net realized and unrealized gain on investments	.39		.29
Total from investment operations	.40		.30
Less Distributions:
Distributions from net realized gains on investments	(.09)		-
Net asset value, end of period	$10.61		$10.30
Total Return(a)	3.87%		3.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24		$18
Average net assets (000)	$24		$15
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.35%	(e)	1.35%	(e)
Expense before waivers and/or expense reimbursement	5.57%	(e)	20.58%	(e)
Net investment income	.22%	(e)	.46%	(e)
Portfolio turnover rate	57%	(f)	18%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended April 30, 2015		August 1, 2014(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.28		$10.00
Income (loss) from investment operations:
Net investment loss	(.03)		(.01)
Net realized and unrealized gain on investments	.39		.29
Total from investment operations	.36		.28
Less Distributions:
Distributions from net realized gains on investments	(.09)		-
Net asset value, end of period	$10.55		$10.28
Total Return(a)	3.49%		2.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46		$10
Average net assets (000)	$38		$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	2.10%	(e)	2.10%	(e)
Expense before waivers and/or expense reimbursement	6.40%	(e)	20.42%	(e)
Net investment loss	(.56)%	(e)	(.26)%	(e)
Portfolio turnover rate	57%	(f)	18%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Select Real Estate Fund	29

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30, 2015		August 1, 2014(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.31		$10.00
Income (loss) from investment operations:
Net investment income	.03		.02
Net realized and unrealized gain on investments	.37		.29
Total from investment operations	.40		.31
Less Dividends and Distributions:
Dividends from net investment income	(.10)		-
Distributions from net realized gains on investments	(.09)		-
Total dividends and distributions	(.19)		-
Net asset value, end of period	$10.52		$10.31
Total Return(a)	3.92%		3.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,369		$5,165
Average net assets (000)	$5,318		$4,983
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.10%	(e)	1.10%	(e)
Expense before waivers and/or expense reimbursement	4.31%	(e)	14.06%	(e)
Net investment income	.56%	(e)	.75%	(e)
Portfolio turnover rate	57%	(f)	18%	(f)

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

30

Class Z Shares
	Six Months Ended April 30, 2015		August 1, 2014(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.31		$10.00
Income (loss) from investment operations:
Net investment income	.01		.02
Net realized and unrealized gain on investments	.40		.29
Total from investment operations	.41		.31
Less Distributions:
Distributions from net realized gains on investments	(.09)		-
Net asset value, end of period	$10.63		$10.31
Total Return(a)	3.96%		3.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17		$10
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.10%	(e)	1.10%	(e)
Expense before waivers and/or expense reimbursement	5.78%	(e)	19.50%	(e)
Net investment income	.15%	(e)	.77%	(e)
Portfolio turnover rate	57%	(f)	18%	(f)

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Select Real Estate Fund	31

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios 9 which is comprised of Prudential Large-Cap Core Equity Fund, Prudential International Real Estate Fund, Prudential Absolute Return Bond Fund and Prudential Select Real Estate Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

Proposal: To elect twelve Trustees:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	237,604,614.276	99.368%	89.460%
WITHHELD	1,513,074.891	0.632%	0.569%

Kevin J. Bannon
FOR	237,599,385.300	99.366%	89.458%
WITHHELD	1,518,303.867	0.634%	0.571%

Linda W. Bynoe
FOR	237,520,092.174	99.332%	89.428%
WITHHELD	1,597,596.993	0.668%	0.601%

Keith F. Hartstein
FOR	237,691,559.220	99.404%	89.493%
WITHHELD	1,426,129.947	0.596%	0.536%

Michael S. Hyland
FOR	237,614,241.801	99.372%	89.463%
WITHHELD	1,503,447.366	0.628%	0.566%

Stephen P. Munn
FOR	237,489,091.083	99.319%	89.416%
WITHHELD	1,628,598.084	0.681%	0.613%

James E. Quinn
FOR	237,632,385.824	99.379%	89.470%
WITHHELD	1,485,303.343	0.621%	0.559%

Richard A. Redeker
FOR	237,517,211.554	99.331%	89.427%
WITHHELD	1,600,477.613	0.669%	0.602%

Stephen G. Stoneburn
FOR	237,547,607.267	99.344%	89.438%
WITHHELD	1,570,081.900	0.656%	0.591%

Grace C. Torres
FOR	237,602,041.430	99.367%	89.459%
WITHHELD	1,515,647.737	0.633%	0.570%

32

	SHARES VOTED	% VOTED	% OF T/O
Stuart S. Parker
FOR	237,612,476.112	99.371%	89.463%
WITHHELD	1,505,213.055	0.629%	0.566%

Scott E. Benjamin
FOR	237,547,569.909	99.344%	89.438%
WITHHELD	1,570,119.258	0.656%	0.591%

Prudential Select Real Estate Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Select Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SELECT REAL ESTATE FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	SREAX	SRECX	SREQX	SREZX
CUSIP	74441J811	74441J795	74441J787	74441J779

MF223E2    0278665-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2015